UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2008 is set forth below.

Schedule of Investments
PowerShares DWA Developed Markets Technical Leaders Porfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Australia—4.2%
7,566	BHP Billiton Ltd.	$282,584
35,901	Computershare Ltd.	295,458
27,786	Fortescue Metals Group Ltd. *	227,367
1,787	Incitec Pivot Ltd.	275,645
48,625	Oil Search Ltd.	262,057
44,442	OneSteel Ltd.	283,403
11,285	Orica Ltd.	253,465
15,415	Santos Ltd.	262,424
4,899	Woodside Petroleum Ltd.	247,897
		2,390,300
	Austria—9.9%
1,356	Bank Austria Creditanstalt AG	273,771
35,382	Verbund-Oesterreichische Elektrizitaet swirtschafts AG, Class A	2,822,067
38,619	Voestalpine AG	2,551,811
		5,647,649
	Belgium—5.8%
10,554	KBC Groep N.V.	1,079,568
3,914	Mobistar S.A.	324,577
41,650	Umicore	1,880,649
		3,284,794
	Bermuda—0.6%
10,400	Seadrill Ltd.	313,534

	Canada—6.9%
2,928	Agrium, Inc.	256,898
43,445	Bombardier, Inc., Class B	310,942
3,302	Fording Canadian Coal Trust	291,418
16,333	Gerdau Ameristeel Corp.	257,843
6,594	Husky Energy, Inc.	291,524
5,732	Imperial Oil Ltd.	281,975
3,294	Niko Resources Ltd.	271,569
16,543	Oilexco, Inc. *	263,417
6,051	Petrobank Energy & Resources Ltd. *	243,090
1,361	Potash Corp. of Saskatchewan, Inc.	279,181
2,690	Research In Motion Ltd. *	330,076
5,747	SNC-Lavalin Group, Inc.	312,077
5,438	Suncor Energy, Inc.	295,138
14,257	Talisman Energy, Inc.	254,542
		3,939,690
	Finland—5.1%
6,243	Fortum Oyj	276,829
69,303	Rautaruukki Oyj	2,634,047
		2,910,876

	France—12.4%
2,746	Alstom	$310,280
5,789	Casino Guichard Perrachon S.A.	580,776
6,702	Cie Generale de Geophysique-Veritas *	265,080
5,185	Essilor International S.A.	256,935
3,380	Iliad S.A.	374,481
4,377	Imerys S.A.	263,471
8,122	Lafarge S.A.	1,112,632
10,735	Sodexo S.A.	704,475
4,658	Suez S.A.	280,168
3,426	Technip S.A.	292,287
18,489	Total S.A.	1,425,065
21,792	Vinci S.A.	1,241,035
		7,106,685
	Germany—21.0%
14,191	Adidas AG	872,597
2,866	AMB Generali Holding AG	524,706
3,767	Bayer AG	325,729
8,098	Bayer Schering Pharma AG	1,312,261
31,845	Fresenius Medical Care AG & Co. KGaA	1,760,380
10,814	HeidelbergCement AG	1,293,449
25,036	Hochtief AG	1,956,246
21,992	K+S AG	2,730,974
2,231	Merck KGaA	270,189
1,730	Salzgitter AG	285,201
4,517	SGL Carbon AG *	302,908
1,099	Volkswagen AG	351,105
		11,985,745
	Hong Kong—1.6%
5,000	GOME Electrical Appliances Holdings Ltd.	2,108
71,000	Hang Lung Group Ltd.	318,043
60,500	Kerry Properties Ltd.	323,349
182,000	Noble Group Ltd.	287,305
		930,805
	Italy—0.5%
6,751	Saipem SpA	262,489

	Japan—3.0%
30,000	ITOCHU Corp.	299,764
16,000	Japan Steel Works (The) Ltd.	289,402
11,400	Komatsu Ltd.	284,776
38,000	Marubeni Corp.	278,799
22,000	Mitsui O.S.K. Lines Ltd.	286,996
600	Nintendo Co. Ltd.	291,992
		1,731,729
	Luxembourg—0.5%
3,207	ArcelorMittal	286,413

	Norway—2.5%
24,900	DnB NOR ASA	321,613
5,240	Fred. Olsen Energy ASA	287,362
21,700	Norsk Hydro ASA	274,786

12,950	Petroleum Geo-Services ASA *	$302,741
3,600	Yara International ASA	259,492
		1,445,994
	Portugal—3.0%
221,975	CIMPOR Cimentos de Portugal, SGPS S.A.	1,471,930
14,223	Galp Energia SGPS S.A, Class B	264,300
		1,736,230
	Singapore—2.1%
76,000	CapitaLand Ltd.	316,597
39,000	Keppel Corp. Ltd.	303,837
107,000	SembCorp. Marine Ltd.	327,655
85,000	Wilmar International Ltd.	273,953
		1,222,042
	Spain—13.8%
6,311	ACS Actividades de Construccion y Servicios S.A.	312,240
257,376	Banco de Valencia S.A.	3,184,458
27,022	Corp. Financiera Alba	1,490,815
5,336	Fomento de Construcciones y Contratas S.A.	282,484
6,451	Gamesa Corporacion Tecnologica S.A.	308,799
51,192	Indra Sistemas S.A.	1,373,804
4,871	Red Electrica de Espana S.A.	294,499
19,229	Repsol YPF S.A.	648,644
		7,895,743
	Switzerland—2.1%
11,122	ABB Ltd.	295,455
4,225	Schindler Holding AG	295,911
1,184	Swiss Life Holding AG	306,168
973	Syngenta AG	285,262
		1,182,796
	United Kingdom—5.0%
17,915	AMEC PLC	301,292
12,199	BG Group PLC	276,931
8,304	BHP Billiton PLC	278,488
32,243	John Wood Group PLC	270,171
21,590	Petrofac Ltd.	274,568
2,653	Rio Tinto PLC	280,635
56,943	Stagecoach Group PLC	321,475
16,695	Tullow Oil PLC	260,435
16,998	Weir Group (The) PLC	300,517
3,962	Xstrata PLC	286,150
		2,850,662
	Total Common Stocks and Other Equity Interests (Cost $60,375,912)	57,124,176

	Rights—0.1%
	France—0.1%
4,658	Suez Environnement S.A., expiring 10/22/08 * (Cost $0)	33,504

	Money Market Fund—0.1%
75,170	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $75,170)	$75,170

	Total Investments (Cost $60,451,082)(a)—100.2%	57,232,850
	Liabilities in excess of other assets—(0.2%)	(108,697)

	Net Assets—100.0%	$57,124,153

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $60,451,082. The net unrealized depreciation was $3,218,232 which consisted of aggregate gross unrealized appreciation of $2,149,281 and aggregate gross unrealized depreciation of $5,367,513.

Sector Breakdown
As of July 31, 2008

% of
Net Assets
Materials	32.5
Industrials	15.6
Financials	14.3
Energy	14.2
Health Care	6.9
Utilities	6.5
Information Technology	4.0
Consumer Discretionary	3.4
Consumer Staples	1.5
Telecommunications Services	1.2
Money Market Fund	0.1
Other	(0.2)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares DWA Emerging Markets Technical Leaders Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—102.6%
	Brazil—19.5%
28,045	Banco Bradesco S.A. ADR	$595,395
3,979	Brasil Telecom Participacoes S.A. ADR	310,999
10,696	Brasil Telecom S.A. ADR	379,814
6,368	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	293,501
9,845	Cia Energetica de Minas Gerais S.A. ADR	233,819
20,025	Cia Paranaense de Energia ADR	408,309
30,039	Cia Siderurgica Nacional S.A. ADR	1,177,228
17,434	Cia Vale do Rio Doce ADR	523,543
4,191	CPFL Energia S.A. ADR	297,226
25,425	Net Servicos de Comunicacao S.A. ADR	319,338
7,306	Perdigao S.A. ADR	403,145
11,027	Petroleo Brasileiro S.A. ADR	616,520
16,732	Sadia S.A. ADR	367,937
15,438	Tele Norte Celular Participacoes S.A. ADR	315,553
7,391	Ultrapar Participacoes S.A. ADR	269,328
3,300	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	434,379
45,811	Vivo Participacoes S.A. ADR	260,665
		7,206,699
	Cayman Islands—1.7%
5,869	China Medical Technologies, Inc. ADR	281,242
5,113	New Oriental Education & Technology Group ADR *	357,910
		639,152
	China—3.7%
26,351	American Oriental Bioengineering, Inc. *	249,017
727	Baidu.com ADR *	252,378
55,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	388,032
5,120	SINA Corp. *	231,578
17,973	Solarfun Power Holdings Co. Ltd. ADR *	248,027
		1,369,032
	Czech Republic—1.1%
5,000	CEZ A/S	416,219

	Indonesia—19.0%
116,500	Astra Agro Lestari Tbk PT	280,522
2,796,000	Bank CIMBA Niaga Tbk PT	295,125
837,000	Bank Lippo Tbk PT *	246,176
2,489,000	Bank Pan Indonesia Tbk PT *	243,564
1,178,000	Barito Pacific Tbk PT *	205,940
1,482,000	Bumi Resources Tbk PT	1,099,890
1,209,000	Fajar Surya Wisesa Tbk PT	252,567
2,408,000	Holcim Indonesia Tbk PT *	307,123
2,023,500	Indah Kiat Pulp and Paper Corp. Tbk PT *	684,141
1,381,500	Indofood Sukses Makmur Tbk PT	345,566
547,000	Perusahaan Gas Negara PT	733,744
414,500	Sinar Mas Agro Resources and Technology Tbk PT	227,872

177,000	Tambang Batubara Bukit Asam Tbk PT	$265,646
531,500	Timah Tbk PT	1,867,117
		7,054,993
	Israel—2.6%
7,044	Cellcom Israel Ltd.	233,438
15,755	Partner Communications ADR	344,562
109,932	XTL Biopharmaceuticals Ltd. ADR *	399,053
		977,053
	Korea—9.3%
5,710	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	239,503
5,386	Hyunjin Materials Co. Ltd.	246,935
4,915	Komipharm International Co. Ltd. *	286,532
5,631	MegaStudy Co. Ltd.	1,429,936
550	POSCO	294,007
2,914	Samsung SDI Co. Ltd.	243,589
3,711	SFA Engineering Corp.	222,576
7,368	TK Corp.	308,684
11,149	Unison Co. Ltd.	188,378
		3,460,140
	Luxembourg—0.6%
5,842	Ternium S.A. ADR	203,827

	Malaysia—7.1%
1,495,200	KNM Group BHD	890,875
186,900	Kulim Malaysia BHD	462,084
339,900	Lion Industries Corp. BHD	264,111
381,900	Sarawak Energy BHD	351,873
370,900	Tradewinds Plantation BHD	396,416
74,200	United Plantations BHD	264,349
		2,629,708
	Mexico—13.8%
57,600	Carso Global Telecom SAB de CV, Series A1 *	311,452
42,400	Coca-Cola Femsa SAB de CV, Series L	242,237
82,400	Controladora Comercial Mexicana SAB de CV UBC	246,387
38,000	Grupo Bimbo SAB de CV, Series A	245,809
52,000	Grupo Carso SAB de CV, Series A1	227,115
13,180	Grupo Elektra S.A. de CV	521,525
62,200	Grupo Famsa SAB de CV, Class A *	190,202
51,300	Grupo Financiero Banorte SAB de CV, Class O	220,887
84,900	Grupo Financiero Inbursa S.A., Class O	317,836
118,500	Grupo Mexico SAB de CV, Series B	211,299
49,500	Industrias CH SAB de CV, Series B *	258,527
91,700	Mexichem SAB de CV	639,515
380,700	Promotora y Operadora de Infraestructura SAB de CV *	1,210,059
220,500	Telefonos de Mexico SAB de CV	279,114
		5,121,964
	Peru—7.8%
263,445	Alicorp S.A.	252,548
5,444	Credicorp Ltd.	402,910
10,000	Ferreyros S.A.	13,669
98,612	Grana y Montero S.A.	163,508

1,199,264	Siderurgica del Peru S.A. *	$1,230,560
34,078	Sociedad Minera Cerro Verde S.A.	812,420
		2,875,615
	Philippines—1.1%
2,129,000	Pilipino Telephone Corp. *	404,927

	Russia—2.5%
17,225	Mechel ADR	365,515
7,715	Rostelecom ADR	554,400
		919,915
	South Africa—4.7%
32,065	Aveng Ltd.	272,193
17,858	Exxaro Resources Ltd.	266,559
69,259	Illovo Sugar Ltd.	220,472
1,469,896	Merafe Resources Ltd. *	565,518
24,338	Palabora Mining Co. Ltd.	429,029
		1,753,771
	Thailand—3.8%
457,900	Bangkok Dusit Medical Service PCL	516,146
32,700	Banpu PCL	406,187
160,900	Big C Supercenter PCL	249,830
51,900	PTT Exploration & Production PCL	232,457
		1,404,620
	Turkey—2.1%
69,226	Eczacibasi Ilac Sanayi	244,697
8,571	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A/S	530,930
		775,627
	United Kingdom—1.3%
3,816	Anglo American PLC	220,802
7,703	BHP Billiton PLC	258,332
		479,134
	United States—0.9%
11,597	Southern Copper Corp.	322,165

	Total Common Stocks and Other Equity Interests (Cost $39,597,572)	38,014,561

	Money Market Fund—0.0%
12,232	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $12,232)	12,232

	Total Investments (Cost $39,609,804)(a)—102.6%	38,026,793
	Liabilities in excess of other assets—(2.6%)	(962,288)

	Net Assets—100.0%	$37,064,505

ADR – American Depositary Receipt
GDR – Global Depositary Receipt

* Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal Income tax purposes was $39,609,804. The net unrealized depreciation was $1,583,011 which consisted of aggregate gross unrealized appreciation of $1,325,556 and aggregate gross unrealized depreciation of $2,908,567.

Sector Breakdown
As of July 31, 2008

% of
Net Assets
Materials	28.9
Consumer Staples	12.1
Consumer Discretionary	10.4
Industrials	10.1
Energy	9.5
Telecommunication Services	9.2
Financials	8.5
Utilities	6.6
Health Care	4.7
Information Technology	2.6
Money Market Fund	0.0
Other	(2.6)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments

PowerShares Dynamic Asia Pacific Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.6%
	Australia—31.8%
47,706	Amcor Ltd.	$239,156
38,107	AMP Ltd.	235,120
25,868	Ansell Ltd.	248,167
77,765	APN News & Media Ltd.	229,665
14,593	Aquarius Platinum Ltd.	148,372
183,757	Australand Property Group	114,070
61,404	Australian Worldwide Exploration Ltd. *	200,405
17,976	Bank of Queensland Ltd.	246,509
184,439	Beach Petroleum Ltd.	201,229
5,407	BHP Billiton Ltd.	201,947
22,031	BlueScope Steel Ltd.	240,781
41,483	Boral Ltd.	218,104
39,252	Centennial Coal Co. Ltd.	191,238
126,567	CFS Retail Property Trust	242,847
131,603	Challenger Financial Services Group Ltd.	289,644
191,561	Commonwealth Property Office Fund	244,134
171,084	Dexus Property Group	225,278
37,192	Downer EDI Ltd.	241,718
14,899	Flight Centre Ltd.	257,564
179,762	Goodman Fielder Ltd.	221,488
97,283	GPT Group	139,079
80,805	Harvey Norman Holdings Ltd.	247,004
142,981	ING Industrial Fund	185,583
193,806	ING Office Fund	262,489
24,881	Lend Lease Corp. Ltd.	234,720
113,275	Macquarie Airports	300,446
243,207	Macquarie CountryWide Trust	203,586
5,241	Macquarie Group Ltd.	253,520
109,283	Macquarie Infrastructure Group	264,160
271,117	Macquarie Office Trust	232,049
71,697	Minara Resources Ltd.	130,823
81,445	Octaviar Ltd. (+)	19,151
90,752	OZ Minerals Ltd.	170,714
128,534	PaperlinX Ltd.	235,136
82,143	Qantas Airways Ltd.	256,502
11,724	QBE Insurance Group Ltd.	249,100
9,070	St. George Bank Ltd.	236,303
43,829	Stockland	190,864
18,349	Suncorp-Metway Ltd.	230,914
24,273	TABCORP Holdings Ltd.	198,164
105,115	Tatts Group Ltd.	243,210
57,960	Telstra Corp. Ltd.	245,314
		9,166,267
	China—17.4%
530,000	Bank of China Ltd., H-Shares	243,186
205,639	Bank of Communications Co. Ltd., H-Shares	261,719
294,918	China Construction Bank Corp., H-Shares	260,058
104,500	China COSCO Holdings Co. Ltd., H-Shares	252,871
242,468	China Petroleum & Chemical Corp. (Sinopec), H-Shares	252,964
611,422	China Shipping Container Lines Co. Ltd., H-Shares	199,830

84,000	China Shipping Development Co. Ltd., H-Shares	$258,387
425,998	China Telecom Corp. Ltd., H-Shares	234,777
602,393	Dongfeng Motor Group Co. Ltd., H-Shares	263,278
317,000	Fosun International Ltd.	220,211
154,000	Harbin Power Equipment Co., H-Shares	241,592
325,416	Huaneng Power International, Inc., H-Shares	231,062
341,000	Industrial & Commercial Bank of China, H-Shares	257,862
122,000	Jiangxi Copper Co. Ltd., H-Shares	224,227
179,970	PetroChina Co. Ltd., H-Shares	240,352
474,000	Shanghai Electric Group Co. Ltd., H-Shares	210,808
475,000	Sinotrans Shipping Ltd.	230,735
228,000	Sinotruk Hong Kong Ltd.	240,500
446,500	Soho China Ltd.	264,961
357,000	Yangzijiang Shipbuilding Holdings Ltd.	208,726
73	Yanzhou Coal Mining Co. Ltd., H-Shares	134
315,382	Zhejiang Expressway Co. Ltd., H-Shares	219,087
		5,017,327
	Hong Kong—33.2%
93,290	BOC Hong Kong Holdings Ltd.	236,984
120,744	Cathay Pacific Airways Ltd.	233,062
525,000	Champion REIT	250,311
155	Chaoda Modern Agriculture Holdings Ltd.	180
88,345	China Netcom Group Corp. Hong Kong Ltd.	271,752
164,050	Chinese Estates Holdings Ltd.	234,650
63,000	Citic Pacific Ltd.	242,238
142,322	CNOOC Ltd.	214,151
523,634	CNPC Hong Kong Ltd.	224,829
104	Dah Sing Banking Group Ltd.	180
29,736	Dah Sing Financial Group	232,865
588,000	Denway Motors Ltd.	210,262
372,000	First Pacific Co. Ltd.	214,077
81,000	Great Eagle Holdings Ltd.	234,106
566,950	Guangdong Investment Ltd.	220,901
22,880	Guoco Group Ltd.	240,464
54,133	Hang Lung Group Ltd.	242,488
158,000	Hongkong and Shanghai Hotels (The) Ltd.	243,412
39,145	Hongkong Electric Holdings Ltd.	227,779
58,000	Hongkong Land Holdings Ltd.	239,540
310,723	Hopewell Highway Infrastructure Ltd.	238,949
67,519	Hopewell Holdings Ltd.	244,037
24,000	Hutchison Whampoa Ltd.	225,935
90,000	Hysan Development Co. Ltd.	257,809
86,000	Industrial and Commercial Bank of China (Asia) Ltd.	204,797
14,527	Jardine Strategic Holdings Ltd.	249,864
548,000	K Wah International Holdings Ltd.	209,304
340,337	Lenovo Group Ltd.	239,040
46,000	Orient Overseas International Ltd.	201,634
172,898	Pacific Basin Shipping Ltd.	245,533
398,884	PCCW Ltd.	253,065
76,000	Shanghai Industrial Holdings Ltd.	217,219
2,470,000	Shenzhen International Holdings Ltd.	240,597
652,782	Shenzhen Investment Ltd.	225,898
732,000	Shougang Concord International Enterprises Co. Ltd.	243,930
22,500	Swire Pacific Ltd., Class A	242,094
414,000	TPV Technology Ltd.	212,777
54,400	Transport International Holdings Ltd.	217,537
39,227	VTech Holdings Ltd.	239,819
54,533	Wharf Holdings Ltd.	243,930
83,445	Wheelock and Co. Ltd.	227,803

18,500	Wing Hang Bank Ltd.	$248,730
6	Wing Lung Bank Ltd.	118
92,000	Yue Yuen Industrial Holdings Ltd.	238,777
		9,583,427
	Korea—0.8%
118,220	STX Pan Ocean Co. Ltd.	229,822

	New Zealand—2.3%
48,726	Fletcher Building Ltd.	227,605
258,528	Kiwi Income Property Trust	213,888
84,545	Telecom Corp. of New Zealand Ltd.	235,838
		677,331
	Singapore—12.0%
148,000	Ascendas REIT	248,776
168,000	CapitaCommercial Trust	235,738
411,000	Chartered Semiconductor Manufacturing Ltd. *	181,726
341,000	Golden Agri-Resources Ltd.	178,188
19,074	Jardine Cycle & Carriage Ltd.	243,112
63,000	Keppel Land Ltd.	224,688
167,000	MobileOne Ltd.	246,540
103,000	Neptune Orient Lines Ltd.	213,784
40,000	Oversea-Chinese Banking Corp. Ltd.	246,437
22,400	Singapore Airlines Ltd.	247,196
151,000	Singapore Airport Terminal Services Ltd.	198,641
50,000	Singapore Petroleum Co. Ltd.	232,771
116,000	StarHub Ltd.	236,527
18,000	United Overseas Bank Ltd.	256,259
34,000	Venture Corp. Ltd.	270,847
		3,461,230
	Thailand—1.4%
1,297,000	Thai Beverage PCL	203,797
161,400	Total Access Communication Public Co. Ltd. PCL	213,048
		416,845
	United Kingdom—0.7%
212,802	Guiness Peat Group PLC	210,334

	Total Common Stocks and Other Equity Interests (Cost $32,738,769)	28,762,583

	Warrant—0.0%
	Australia—0.0%
18,443	Beach Petroleum Ltd., expiring 06/30/10 * (Cost $0)	2,515

	Total Investments (Cost $32,738,769)(a)—99.6%	28,765,098
	Other assets less liabilities—0.4%	103,623

	Net Assets—100.0%	$28,868,721

REIT – Real Estate Investment Trust.

*	Non-income producing security.

(+)

Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 was $19,151, which represented 0.1% of the Fund’s Net Assets.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $32,753,618. The net unrealized depreciation was $3,988,520 which consisted of aggregate gross unrealized appreciation of $750,575 and aggregate gross unrealized depreciation of $4,739,095.

Sector Breakdown
As of July 31, 2008

% of
Net Assets
Financials	38.0
Industrials	22.7
Materials	8.7
Consumer Discretionary	7.4
Telecommunications Services	6.7
Energy	6.1
Information Technology	4.0
Consumer Staples	2.8
Utilities	2.3
Health Care	0.9
Other	0.4

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.0%
	Australia—2.6%
231,173	Dexus Property Group	$304,402
7,082	Macquarie Group Ltd.	342,573
147,666	Macquarie Infrastructure Group	356,940
110,994	Qantas Airways Ltd.	346,593
15,841	QBE Insurance Group Ltd.	336,574
24,793	Suncorp-Metway Ltd.	312,009
		1,999,091
	Austria—1.5%
4,157	OMV AG	287,977
2,432	Raiffeisen International Bank - Holding AG	304,321
4,650	Vienna Insurance Group	310,884
3,975	Voestalpine AG	262,654
		1,165,836
	Belgium—1.6%
3,204	Ackermans & Van Haaren N.V.	341,134
7,439	Belgacom S.A.	294,636
486	Fortis Strip VVPR * (+)	8
2,332	Solvay S.A.	280,310
6,170	Tessenderlo Chemie N.V.	298,140
		1,214,228
	Bermuda—0.8%
48,105	Catlin Group Ltd.	314,461
52,616	Lancashire Holdings Ltd.	320,238
		634,699
	Canada—9.8%
6,700	Addax Petroleum Corp.	261,258
14,600	AGF Management Ltd., Class B	312,344
6,600	Atco Ltd., Class I	327,184
7,700	Bank of Montreal	359,942
30,121	Biovail Corp.	302,517
44,600	Bombardier, Inc., Class B	319,208
6,900	Enerplus Resources Fund	282,513
4,900	First Quantum Minerals Ltd.	336,796
7,000	George Weston Ltd.	304,081
6,760	Husky Energy, Inc.	298,861
9,236	Industrial Alliance Insurance and Financial Services, Inc.	309,082
4,782	Inmet Mining Corp.	302,760
5,053	Magna International, Inc., Class A	297,302
11,218	Methanex Corp.	301,137
6,456	National Bank of Canada	314,758
8,254	Nexen, Inc.	259,238
9,500	Northbridge Financial Corp.	303,559
5,858	Petro-Canada	269,952

10,417	Power Corp. of Canada	$317,218
11,564	Precision Drilling Trust	258,444
12,500	Rothmans, Inc.	362,001
20,563	Sherritt International Corp.	212,337
14,439	Talisman Energy, Inc.	257,792
7,500	Vermilion Energy Trust	289,454
23,071	WestJet Airlines Ltd. *	328,445
		7,488,183
	China—2.2%
716,000	Bank of China Ltd., H-Shares	328,531
399,000	China Construction Bank Corp., H-Shares	351,837
141,500	China COSCO Holdings Co. Ltd., H-Shares	342,404
939	China Petroleum & Chemical Corp. (Sinopec), H-Shares	980
575,321	China Telecom Corp. Ltd., H-Shares	317,073
603,500	Soho China Ltd.	358,128
		1,698,953
	Denmark—2.8%
6,246	Almindelig Brand A/S *	252,748
3,000	D/S Norden A/S	294,865
9,200	Dampskibsselskabet Torm A/S	299,173
11,015	Danske Bank A/S	315,004
12,600	H. Lundbeck A/S	322,783
2,053	Topdanmark A/S *	300,103
4,400	TrygVesta A/S	322,971
		2,107,647
	Finland—1.1%
8,147	Konecranes Oyj	327,063
8,924	Outokumpu Oyj	209,969
18,155	Pohjola Bank PLC	299,409
		836,441
	France—10.4%
10,229	AXA S.A.	302,997
14,275	Beneteau S.A.	288,207
3,435	BNP Paribas	341,934
1,922	Ciments Francais S.A.	268,693
2,761	CNP Assurances	309,088
5,206	Compagnie de Saint-Gobain	326,612
15,799	Credit Agricole S.A.	339,436
11,521	France Telecom S.A.	366,164
2,009	Lafarge S.A.	275,213
25,521	Natixis S.A.	208,652
2,536	Nexans S.A.	303,684
5,943	PSA Peugeot S.A.	292,457
9,617	Publicis Groupe	316,004
4,945	Rallye S.A.	239,333
3,903	Renault S.A.	327,075
4,104	Sa des Ciments Vicat	278,541
16,377	Safran S.A.	278,264
4,895	Sanofi-Aventis	344,219
14,176	SCOR SE	338,849
5,550	Thales S.A.	315,375
3,920	Total S.A.	302,139
9,224	Valeo S.A.	300,068
992	Vallourec S.A.	297,419

5,254	Vinci S.A.	$299,211
8,422	Vivendi S.A.	354,397
3,043	Wendel	339,992
		7,954,023
	Germany—7.0%
12,620	Aareal Bank AG	305,791
1,765	Allianz SE	301,050
1,783	AMB Generali Holding AG	326,431
6,582	Bayerische Motoren Werke (BMW) AG	296,893
4,914	Daimler AG	286,212
14,235	Deutsche Lufthansa AG	328,044
17,779	Epcos AG	495,153
10,959	Gildemeister AG	315,814
6,183	Hannover Rueckversicherung AG	295,585
9,814	Hypo Real Estate Holding AG	276,540
9,976	MTU Aero Engines Holding AG	309,745
1,783	Muenchener Rueckversicherungs - Gesellschaft AG	297,110
5,850	Norddeutsche Affinerie AG	316,175
1,666	Salzgitter AG	274,650
5,017	ThyssenKrupp AG	281,095
1,150	Volkswagen AG	367,398
1,518	Wacker Chemie AG	315,716
		5,389,402
	Greece—0.9%
10,872	Alpha Bank A.E. ADR	322,298
7,346	National Bank of Greece S.A. ADR	349,349
		671,647
	Hong Kong—3.7%
125,877	BOC Hong Kong Ltd.	319,765
120,037	China Netcom Group Corp. Ltd.	369,238
222,000	Chinese Estates Holdings Ltd.	317,539
77,000	Hongkong Land Holdings Ltd.	318,010
91,000	Hopewell Holdings Ltd.	328,905
116,000	Industrial and Commercial Bank of China (Asia) Ltd.	276,238
62,000	Orient Overseas International Ltd.	271,768
233,000	Pacific Basin Shipping Ltd.	330,884
112,000	Wheelock and Co. Ltd.	305,758
		2,838,105
	Ireland—2.0%
21,141	Allied Irish Banks PLC	262,068
31,072	Anglo Irish Bank Corp. PLC	248,218
34,864	Bank of Ireland	291,022
11,621	CRH PLC	299,172
38,093	Dragon Oil PLC *	221,691
10,034	FBD Holdings PLC	234,050
		1,556,221
	Italy—6.4%
53,813	Arnoldo Mondadori Editore SpA	324,512
8,372	Assicurazioni Generali SpA	291,684
12,880	Buzzi Unicem SpA	273,105
48,802	Cementir Holding SpA	295,436
13,632	Danieli & Co. Rnc SpA	302,024

8,687	Eni SpA	$294,662
19,278	Fiat SpA	333,269
13,044	Finmeccanica SpA	387,093
9,744	Fondiaria - Sai SpA	324,281
128,242	Gruppo Editoriale L’Espresso SpA	305,337
27,910	Indesit Co. SpA	286,972
19,064	Italcementi SpA	267,850
19,099	Mediobanca SpA	279,368
457,111	Pirelli & C. SpA	285,283
2,810,107	Seat Pagine Gialle SpA	320,505
50,759	UniCredito Italiano SpA	305,105
		4,876,486
	Japan—9.2%
9,500	Aisin Seiki Co. Ltd.	248,300
18,400	Canon Marketing Japan, Inc.	271,868
52,000	Chuo Mitsui Trust Holdings, Inc.	326,188
51,000	Daiichi Chuo Kisen Kaisha	340,676
52,000	Hanwa Co. Ltd.	303,576
19,600	Hitachi Capital Corp.	348,534
45,000	Hitachi Ltd.	324,744
408	K.K. daVinci Holdings *	161,184
268	kabu.com Securities Co. Ltd.	289,857
35,000	Kawasaki Kisen Kaisha Ltd.	279,780
204,000	Kiyo Holdings, Inc.	332,183
38,000	Marubeni Corp.	278,799
7,290	Mitsubishi UFJ Lease & Finance Co. Ltd.	319,698
23,000	Mitsui O.S.K. Lines Ltd.	300,042
69	Nippon Telegraph & Telephone Corp.	353,028
35,000	Nippon Yusen Kabushiki Kaisha	300,504
43,000	Nissan Shatai Co. Ltd.	327,020
226	NTT DoCoMo, Inc.	365,079
38,000	Pacific Metals Co. Ltd.	234,852
4,900	Sankyo Co. Ltd.	297,849
51,000	Toyo Engineering Corp.	384,558
56,000	Tsubakimoto Chain Co.	293,769
6,900	Yamato Kogyo Co. Ltd.	312,171
		6,994,259
	Korea—0.4%
160,000	STX Pan Ocean Co. Ltd.	311,043

	Liechtenstein—0.4%
1,261	Verwalt & Privat-Bank AG	304,120

	Netherlands—3.0%
24,541	Aegon N.V.	288,631
4,833	Akzo Nobel N.V.	278,327
16,377	European Aeronautic Defence and Space Co. N.V.	311,481
9,517	ING Groep N.V.	311,901
5,446	Koninklijke DSM N.V.	331,982
24,994	OCE N.V.	238,661
8,121	Royal Dutch Shell PLC, Class A *	290,034
15,983	SNS Reaal	269,325
		2,320,342

	New Zealand—0.4%
114,241	Telecom Corp. of New Zealand Ltd.	$318,674

	Norway—1.4%
20,700	Norsk Hydro ASA	262,122
8,756	StatoilHydro ASA	287,937
16,400	Telenor ASA	249,206
21,700	TGS Nopec Geophysical Co. ASA *	275,631
		1,074,896
	Portugal—1.6%
108,263	Banif, SGPS S.A.	300,673
105,487	Portucel-Empresa Produtora de Pasta e Papel S.A.	302,838
28,569	Portugal Telecom, SGPS S.A.	314,698
25,616	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	298,956
		1,217,165
	Singapore—2.2%
26,093	Jardine Cycle & Carriage Ltd.	332,575
139,000	Neptune Orient Lines Ltd.	288,504
54,000	Oversea-Chinese Banking Corp. Ltd.	332,690
30,000	Singapore Airlines Ltd.	331,068
46,000	Venture Corp. Ltd.	366,440
500	Wing Tai Holdings Ltd.	592
		1,651,869
	South Africa—0.0%
51	Mondi Ltd.	311

	Spain—4.2%
6,341	ACS Actividades de Construccion y Servicios S.A.	313,724
16,287	Banco Bilbao Vizcaya Argentaria S.A.	300,621
21,427	Banco Popular Espanol S.A.	235,023
17,373	Banco Santander S.A.	338,287
26,406	Bankinter S.A.	251,732
52,879	Criteria Caixacorp S.A.	287,115
64,685	Mapfre S.A.	323,968
8,182	Repsol YPF S.A.	276,000
10,357	Sociedad General de Aguas de Barcelona S.A., Class A	325,614
28,689	Sol Melia S.A.	269,020
12,164	Telefonica S.A.	317,517
		3,238,621
	Sweden—2.4%
25,100	JM AB	297,590
22,520	Nordea Bank AB	321,890
28,600	PA Resources AB *	290,646
45,400	Peab AB	291,829
16,698	Skandinaviska Enskilda Banken AB, Class A	346,282
22,400	Skanska AB, Class B	291,488
		1,839,725
	Switzerland—3.6%
3,109	Baloise Holding AG	293,545
32,298	Clariant AG	321,747
716	Forbo Holding AG	322,473

838	Helvetia Holding AG	$312,451
4,044	Holcim Ltd.	288,444
642	Kuoni Reisen Holding AG	278,425
1,228	Swiss Life Holding AG	317,546
962	Swisscom AG	311,181
1,236	Zurich Financial Services AG	326,986
		2,772,798
	United Kingdom—17.4%
19,723	3i Group PLC	352,405
63,375	Amlin PLC	321,381
24,804	Antofagasta PLC	284,242
7,628	AstraZeneca PLC	372,922
30,414	Aviva PLC	303,947
38,696	BAE Systems PLC	344,939
37,951	Balfour Beatty PLC	298,453
28,484	BP PLC	294,251
210,635	Bradford & Bingley PLC	233,658
88,193	Brit Insurance Holdings PLC	268,604
79,763	BT Group PLC	274,766
31,231	Close Brothers Group PLC	369,645
35,373	Davis Service Group (The) PLC	290,091
22,459	Drax Group PLC	322,768
61,928	Halfords Group PLC	340,111
148,260	Henderson Group PLC	343,615
137,603	HMV Group PLC	329,138
20,295	HSBC Holdings PLC	337,298
51,048	Inchcape PLC	253,814
35,049	Interserve PLC	276,152
53,746	Investec PLC	360,386
10,138	Kazakhmys PLC	301,035
103,148	Kesa Electricals PLC	307,510
153,216	Legal & General Group PLC	296,828
49,951	Lloyds TSB Group PLC	292,144
93,114	Marston’s PLC	330,165
46,960	Millennium & Copthorne Hotels PLC	298,837
55,065	Mondi PLC	274,059
52,236	Northumbrian Water Group PLC	319,736
165,530	Old Mutual PLC	318,389
51,128	Punch Taverns PLC	258,769
196,043	Regus Group PLC	267,956
47,963	Rolls-Royce Group PLC	340,373
126,332	RSA Insurance Group PLC	330,081
17,572	Schroders PLC	335,553
71,760	St. James’s Place PLC	298,514
73,461	Standard Life PLC	331,419
106,177	Tomkins PLC	260,804
37,213	Tullett Prebon PLC	343,513
7,181	Vedanta Resources PLC	287,057
18,888	Venture Production PLC	276,873
112,218	Vodafone Group PLC	302,430
32,657	WPP Group PLC	312,939
		13,257,570
	Total Common Stocks and Other Equity Interests (Cost $83,054,619)	75,732,355

	Preferred Stocks—0.8%
	Germany—0.4%
2,049	Porsche Automobil Holding SE	$309,465

	Italy—0.4%
162,737	Unipol Gruppo Finanziario SpA	328,814

	Total Preferred Stocks (Cost $772,878)	638,279

	Money Market Fund—0.0%
20,446	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $20,446)	20,446

	Rights—0.0%
	United Kingdom—0.0%
282,250	Bradford & Bingley PLC, expiring 08/15/08 * (Cost $0)	13,978

	Total Investments (Cost $83,847,943)(a)—99.8%	76,405,058
	Other assets less liabilities—0.2%	126,528

	Net Assets—100.0%	$76,531,586

*	Non-income producing security.

(+)

Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 represented less than 0.01% of the Fund’s Net Assets.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $83,898,322. The net unrealized depreciation was $7,493,264 which consisted of aggregate gross unrealized appreciation of $1,754,828 and aggregate gross unrealized depreciation of $9,248,092.

Sector Breakdown
As of July 31, 2008

% of
Net Assets
Financials	37.6
Industrials	17.5
Consumer Discretionary	13.1
Materials	11.9
Energy	7.3
Telecommunication Service	5.4
Information Technology	1.9
Health Care	1.8
Utilities	1.7
Consumer Staples	1.6
Money Market Fund	0.0
Other	0.2

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Dynamic Europe Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.1%
	Austria—2.7%
425	Flughafen Wien AG	$36,193
3,873	Immofinanz Immobilien Anlagen AG	35,169
997	Oesterreichische Post AG	35,700
515	OMV AG	35,677
301	Raiffeisen International Bank - Holding AG	37,665
576	Vienna Insurance Group	38,510
492	Voestalpine AG	32,510
		251,424
	Belgium—2.8%
397	Ackermans & van Haaren N.V.	42,269
252	Bekaert N.V.	38,469
922	Belgacom S.A.	36,518
591	Delhaize Group	32,541
865	Euronav N.V.	38,828
326	Fortis Strip VVPR* (+)	5
289	Solvay S.A.	34,738
764	Tessenderlo Chemie N.V.	36,917
		260,285
	Bermuda—0.8%
5,960	Catlin Group Ltd.	38,960
6,518	Lancashire Holdings Ltd.	39,671
		78,631
	Denmark—3.9%
3	A P Moller - Maersk A/S, Class B	35,258
775	Almindelig Brand A/S*	31,361
400	Carlsberg A/S, Class B	32,665
350	D/S Norden A/S	34,401
1,135	Dampskibsselskabet Torm A/S	36,909
1,362	Danske Bank A/S	38,950
1,600	H. Lundbeck A/S	40,988
1,100	Sydbank A/S	41,982
250	Topdanmark A/S*	36,544
550	Trygvesta A/S	40,371
		369,429
	Finland—2.0%
1,009	Konecranes Oyj	40,507
1,620	Nokia Oyj	44,612
1,106	Outokumpu Oyj	26,023
2,249	Pohjola Bank PLC	37,090
4,676	Sponda Oyj	43,264
		191,496

	France—14.9%
1,630	Air France-KLM	$40,869
1,267	AXA S.A.	37,530
1,768	Beneteau S.A.	35,695
426	BNP Paribas	42,405
335	Casino Guichard-Perrachon S.A.	33,608
238	Ciments Francais S.A.	33,272
342	CNP Assurances	38,286
645	Compagnie de Saint-Gobain	40,466
1,957	Credit Agricole S.A.	42,045
1,757	Etablissements Maurel et Prom	40,736
542	Euler Hermes S.A.	41,877
329	Fonciere Des Regions	41,482
1,427	France Telecom S.A.	45,353
622	GDF Suez	39,149
1,151	Ingenico	31,266
249	Lafarge S.A.	34,110
3,162	Natixis	25,852
314	Nexans S.A.	37,601
736	PSA Peugeot S.A.	36,219
1,191	Publicis Groupe	39,135
613	Rallye S.A.	29,669
484	Renault S.A.	40,560
2,092	Rhodia S.A.	40,247
508	Sa des Ciments Vicat	34,478
2,029	Safran S.A.	34,475
606	Sanofi-Aventis S.A.	42,614
1,756	SCOR SE	41,974
444	Technip S.A.	37,880
1,089	Teleperformance	42,036
688	Thales S.A.	39,095
7,281	Thomson	32,149
486	Total S.A.	37,459
1,143	Valeo S.A.	37,183
123	Vallourec	36,878
651	Vinci S.A.	37,074
1,043	Vivendi S.A.	43,889
377	Wendel	42,122
		1,406,738
	Germany—9.5%
1,563	Aareal Bank AG	37,873
219	Allianz SE	37,354
221	AMB Generali Holding AG	40,460
489	Bayer AG	42,284
815	Bayerische Motoren Werke (BMW) AG	36,762
609	Daimler AG	35,471
1,089	Deutsche Euroshop AG	39,097
1,764	Deutsche Lufthansa AG	40,650
204	E.ON AG	38,975
2,203	Epcos AG	61,355
1,358	Gildemeister AG	39,135
766	Hannover Rueckversicherung AG	36,619
1,216	Hypo Real Estate Holding AG	34,265
599	Metro AG	33,879
1,236	MTU Aero Engines Holding AG	38,377
221	Muenchener Rueckversicherungs AG	36,826
725	Norddeutsche Affinerie AG	39,184
554	Rheinmetall AG	34,126
325	RWE AG	39,025
206	Salzgitter AG	33,960
622	ThyssenKrupp AG	34,850

143	Volkswagen AG	$45,685
188	Wacker Chemie AG	39,100
		895,312
	Greece—2.1%
1,347	Alpha Bank A.E. ADR	39,931
2,600	Hellenic Exchanges S.A.	36,753
2,600	Hellenic Petroleum S.A.	34,238
910	National Bank of Greece S.A. ADR	43,276
1,489	Piraeus Bank S.A.	44,746
		198,944
	Ireland—2.1%
2,619	Allied Irish Banks PLC	32,466
3,849	Anglo Irish Bank Corp. PLC	30,748
1,440	CRH PLC	37,072
4,719	Dragon Oil PLC*	27,463
1,243	FBD Holdings PLC	28,994
4,319	Governor and Co. of the Bank of Ireland	36,051
		192,794
	Italy—8.3%
6,667	Arnoldo Mondadori Editore SpA	40,204
1,037	Assicurazioni Generali SpA	36,129
1,596	Buzzi Unicem SpA	33,841
6,046	Cementir Holding SpA	36,602
1,689	Danieli & Co. SpA	37,421
4,124	Enel SpA	38,253
1,076	Eni SpA	36,498
1,671	ERG SpA	31,051
2,388	Fiat SpA	41,284
1,616	Finmeccanica SpA	47,956
1,207	Fondiaria - Sai SpA	40,170
15,887	Gruppo Editoriale L’Espresso SpA	37,826
3,458	Indesit Co. SpA	35,555
2,362	Italcementi SpA	33,186
2,366	Mediobanca SpA	34,608
56,630	Pirelli & C. SpA	35,343
6,564	Saras SpA	32,722
348,133	Seat Pagine Gialle SpA*	39,706
9,085	Terna Rete Elettrica Nationale SpA	37,847
1,548	Trevi Finanziaria SpA	36,591
6,288	UniCredit SpA	37,796
		780,589
	Liechtenstein—0.4%
156	Verwalt & Privat-Bank AG	37,623

	Netherlands—4.2%
3,040	Aegon N.V.	35,754
599	Akzo Nobel N.V.	34,496
1,309	ASM International N.V.	36,231
2,029	European Aeronautic Defence and Space Co.	38,590
1,179	ING Groep N.V. CVA	38,640
2,281	Koninklijke BAM Groep N.V.	35,589
745	Koninklijke Boskalis Westminster N.V.	40,173
675	Koninklijke DSM N.V.	41,147
3,096	OCE N.V.	29,563
1,006	Royal Dutch Shell PLC, Class A	35,928

1,980	SNS Reaal	$33,364
		399,475
	Norway—1.9%
2,584	Norsk Hydro ASA	32,721
1,600	Petroleum Geo-Services ASA*	37,404
1,093	StatoilHydro ASA	35,943
24	Telenor ASA	365
2,726	TGS Nopec Geophysical Co. ASA*	34,625
5,600	Veidekke ASA	36,220
		177,278
	Portugal—1.6%
13,412	Banif, SGPS S.A.	37,248
13,068	Portucel-Empresa Produtora de Pasta e Papel S.A.	37,516
3,539	Portugal Telecom, SGPS S.A.	38,983
3,174	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	37,043
		150,790
	South Africa—0.0%
34	Mondi Ltd.	207

	Spain—5.0%
786	ACS Actividades de Construccion y Servicios S.A.	38,888
2,018	Banco Bilbao Vizcaya Argentaria S.A.	37,248
2,655	Banco Popular Espanol S.A.	29,122
2,152	BANCO SANTANDER S.A.	41,903
3,271	Bankinter S.A.	31,183
517	Cementos Portland Valderrivas S.A.	31,863
90	Construcciones y Auxiliar de Ferrocarriles S.A	39,571
6,551	Criteria Caixacorp S.A.	35,570
8,014	Mapfre S.A.	40,137
1,014	Repsol YPF S.A.	34,205
1,283	Sociedad General de Aguas de Barcelona S.A., Class A	40,336
3,554	Sol Melia S.A.	33,326
1,507	Telefonica S.A.	39,337
		472,689
	Sweden—4.0%
3,100	JM AB	36,754
2,073	Kinnevik Investment AB, Class B	31,343
750	Lundbergforetagen AB, Class B	38,977
2,580	NCC AB, Class B	34,000
2,860	Nordea Bank AB	40,879
3,600	PA Resources AB*	36,585
5,613	Peab AB	36,080
2,500	Scania AB, Class B	39,451
2,057	Skandinaviska Enskilda Banken AB, Class A	42,658
2,800	Skanska AB, Class B	36,436
		373,163
	Switzerland—5.3%
807	Adecco S.A.	37,177
385	Baloise Holding AG	36,351
156	Bucher Industries AG	36,068
4,001	Clariant AG	39,858
89	Forbo Holding AG	40,084
90	Georg Fischer AG	32,677

104	Helvetia Holding AG	$38,777
501	Holcim Ltd.	35,734
79	Kuoni Reisen Holding AG	34,261
741	Novartis AG	44,156
235	Roche Holding AG	43,569
152	Swiss Life Holding AG	39,305
153	Zurich Financial Services AG	40,476
		498,493
	United Kingdom—27.6%
2,443	3i Group PLC	43,651
7,851	Amlin PLC	39,813
588	Anglo American PLC	34,023
3,073	Antofagasta PLC	35,215
3,294	Arriva PLC	45,676
8,861	Ashmore Group PLC	43,882
945	AstraZeneca PLC	46,200
3,768	Aviva PLC	37,656
4,794	BAE Systems PLC	42,734
4,702	Balfour Beatty PLC	36,977
3,529	BP PLC	36,456
26,095	Bradford & Bingley PLC	28,947
10,926	Brit Insurance Holdings PLC	33,277
9,881	BT Group PLC	34,038
6,226	Carillion PLC	35,057
6,518	Centrica PLC	40,640
3,869	Close Brothers Group PLC	45,794
10,873	Cobham PLC	43,669
1,136	Dana Petroleum PLC*	32,427
4,382	Davis Service Group (The) PLC	35,936
2,219	De La Rue PLC*	37,055
2,782	Drax Group PLC	39,981
7,459	Game Group PLC	37,862
8,745	GKN PLC	36,941
1,795	GlaxoSmithKline PLC	41,815
7,672	Halfords Group PLC	42,136
18,367	Henderson Group PLC	42,568
17,047	HMV Group PLC	40,775
9,554	Home Retail Group PLC	41,116
2,514	HSBC Holdings PLC	41,782
3,619	ICAP PLC	36,024
5,686	IG Group Holdings PLC	39,901
6,324	Inchcape PLC	31,443
4,342	Interserve PLC	34,211
6,658	Investec PLC	44,645
5,401	Jardine Lloyd Thompson Group PLC	44,266
4,255	JKX Oil & Gas PLC	32,935
1,256	Kazakhmys PLC	37,296
12,779	Kesa Electricals PLC	38,097
18,981	Legal & General Group PLC	36,772
6,188	Lloyds TSB Group PLC	36,191
11,535	Marston’s PLC	40,901
6,747	Melrose PLC	21,284
5,818	Millennium & Copthorne Hotels PLC	37,024
6,822	Mondi PLC	33,953
10,041	Morgan Crucible Co.	39,233
3,013	National Grid PLC	39,869
6,471	Northumbrian Water Group PLC	39,609
20,507	Old Mutual PLC	39,444
10,867	Premier Farnell PLC	36,326
1,279	Premier Oil PLC*	32,962
6,334	Punch Taverns PLC	32,058

24,287	Regus Group PLC	$33,196
5,942	Rolls-Royce Group PLC	42,168
15,651	Royal & Sun Alliance Insurance Group PLC	40,893
1,536	Severn Trent PLC	40,498
2,839	Spectris PLC	40,210
30,776	Spirent Communications PLC*	38,407
8,890	St. James’s Place PLC	36,981
7,238	Stagecoach Group PLC	40,863
9,101	Standard Life PLC	41,059
5,129	Tate & Lyle PLC	39,700
13,154	Tomkins PLC	32,310
4,610	Tullett Prebon PLC	42,555
2,157	United Utilities Group PLC	29,717
2,792	United Utilities Group PLC, Class B* (+)	9,438
890	Vedanta Resources PLC	35,577
2,340	Venture Production PLC	34,301
4,046	WPP Group PLC	38,771
		2,595,187
	Total Common Stocks and Other Equity Interests (Cost $10,474,775)	9,330,547

	Preferred Stocks—0.8%
	Germany—0.4%
254	Porsche Automobil Holding SE	38,362

	Italy—0.4%
20,161	Unipol Gruppo Finanziario SpA	40,736

	Total Preferred Stocks (Cost $97,334)	79,098

	Rights—0.0%
	United Kingdom—0.0%
34,967	Bradford & Bingley PLC, expiring 08/15/08* (Cost $0)	1,732

	Money Market Fund—0.1%
4,410	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $4,410)	4,410

	Total Investments (Cost $10,576,519)(a)—100.0%	9,415,787
	Liabilities in excess of other assets—(0.0%)	(1,047)

	Net Assets—100.0%	$9,414,740

ADR American Depositary Receipt
* Non-income producing security.

(+) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $9,443, which represented 0.1% of the Fund’s Net Assets.

(a)  At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $10,581,268. The net unrealized depreciation was $1,165,481 which consisted of aggregate gross unrealized appreciation of $204,900 and aggregate gross unrealized depreciation of $1,370,381.

Sector Breakdown As of July 31, 2008
% of
Net Assets
Financials	32.5
Industrials	19.6
Consumer Discretionary	12.4
Materials	10.9
Energy	8.2
Utilities	5.0
Information Technology	3.4
Health Care	3.2
Consumer Staples	2.6
Telecommunication Services	2.1
Money Market Fund	0.1

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests —99.4%
	Australia—58.0%
11,774	AGL Energy Ltd.	$147,949
21,681	Alumina Ltd.	94,823
34,783	Amcor Ltd.	174,372
37,679	AMP Ltd.	232,480
2,055	ASX Ltd.	66,876
42,686	Australia and New Zealand Banking Group Ltd.	652,410
21,592	AXA Asia Pacific Holdings Ltd.	91,388
24,361	BHP Billiton Ltd.	909,866
21,916	BlueScope Steel Ltd.	239,524
25,025	Boral Ltd.	131,573
14,481	Brambles Ltd.	112,366
5,727	Caltex Australia Ltd.	64,100
44,785	CFS Retail Property Trust	85,930
10,011	Coca-Cola Amatil Ltd.	72,690
34,292	Commonwealth Bank of Australia	1,282,069
34,902	Consolidated Media Holdings Ltd.	96,512
8,158	Crown Ltd.	60,924
2,675	CSL Ltd.	87,053
83,173	Dexus Property Group	109,520
11,192	Fairfax Media Ltd.	28,948
45,726	Foster’s Group Ltd.	213,318
31,664	Goodman Group	75,943
67,124	GPT Group	95,963
79,121	Insurance Australia Group Ltd.	290,971
1,555	Leighton Holdings Ltd.	62,159
13,941	Lend Lease Corp. Ltd.	131,515
8,661	Lion Nathan Ltd.	71,930
18,115	Macquarie Airports	48,047
5,323	Macquarie Group Ltd.	257,487
100,180	Macquarie Infrastructure Group	242,155
83,255	Macquarie Office Trust	71,258
24,015	Metcash Ltd.	90,123
36,516	Mirvac Group	87,580
57,888	National Australia Bank Ltd.	1,344,829
12,282	OneSteel Ltd.	78,321
5,194	Orica Ltd.	116,659
19,740	Origin Energy Ltd.	294,278
43,759	OZ Minerals Ltd.	82,315
48,114	PaperlinX Ltd.	88,018
41,667	Qantas Airways Ltd.	130,110
13,458	QBE Insurance Group Ltd.	285,942
2,119	Rio Tinto Ltd.	249,925
11,950	Santos Ltd.	203,436
15,345	St. George Bank Ltd.	399,787
35,903	Stockland	156,348
30,860	Suncorp-Metway Ltd.	388,359
14,263	TABCORP Holdings Ltd.	116,443
22,280	Tatts Group Ltd.	51,550
125,481	Telstra Corp. Ltd.	531,095
12,302	Toll Holdings Ltd.	76,135
20,088	Transurban Group	98,248
12,302	Virgin Blue Holdings Ltd.	9,141
7,098	Wesfarmers Ltd.	229,588

1,727	Wesfarmers Ltd. - Price Protected Shares	$55,909
35,561	Westfield Group	541,171
47,933	Westpac Banking Corp.	971,547
3,590	Woodside Petroleum Ltd.	181,660
18,811	Woolworths Ltd.	445,856
		13,606,492
	China—0.7%
31,000	China High Speed Transmission Equipment Group Co. Ltd.	58,804
72,000	Fosun International Ltd.	50,016
28,000	Hidili Industry International Development Ltd.	41,988
368,612	Semiconductor Manufacturing International Corp.*	19,843
		170,651
	Hong Kong—29.7%
29,293	Bank of East Asia (The) Ltd.	142,668
97,932	BOC Hong Kong Holdings Ltd.	248,776
53,904	Cathay Pacific Airways Ltd.	104,046
28,673	Cheung Kong Holdings Ltd.	404,982
7,986	Cheung Kong Infrastructure Holdings Ltd.	35,313
8,324	China Merchants Holdings International Co. Ltd.	32,113
44,724	China Mobile Ltd.	601,306
34,201	China Netcom Group Corp. Hong Kong Ltd.	105,204
22,434	China Resources Enterprise Ltd.	57,506
63,885	China Unicom Ltd.	132,482
22,721	Chinese Estates Holdings Ltd.	32,499
25,433	Citic Pacific Ltd.	97,791
45,345	CLP Holdings Ltd.	372,534
137,140	CNOOC Ltd.	206,354
21,080	Cosco Pacific Ltd.	36,960
11,003	Esprit Holdings Ltd.	118,249
22,406	Foxconn International Holdings Ltd.*	21,452
17,557	Great Eagle Holdings Ltd.	50,743
4,928	Guoco Group Ltd.	51,792
17,799	Hang Lung Group Ltd.	79,730
26,427	Hang Lung Properties Ltd.	84,169
14,160	Hang Seng Bank Ltd.	279,126
1,741,739	Henderson Investment Ltd.	118,315
16,580	Henderson Land Development Co. Ltd.	103,701
48,381	Hong Kong and China Gas Co. Ltd.	107,028
4,963	Hong Kong Exchanges & Clearing Ltd.	73,978
45,684	HongKong Electric Holdings Ltd.	265,828
32,000	Hongkong Land Holdings Ltd.	132,160
24,301	Hutchison Telecommunications International Ltd.*	31,894
89,948	Hutchison Whampoa Ltd.	846,767
22,135	Hysan Development Co. Ltd.	63,407
4,000	Jardine Matheson Holdings Ltd.	126,400
5,890	Kerry Properties Ltd.	31,480
67,151	Lenovo Group Ltd.	47,164
31,667	Li & Fung Ltd.	108,164
37,500	Link (The) REIT	84,110
25,694	MTR Corp. Ltd.	83,975
50,602	New World Development Co. Ltd.	95,338
25,000	Noble Group Ltd.	39,465
11,939	Orient Overseas International Ltd.	52,333
145,029	PCCW Ltd.	92,011
316,000	Playmates Holdings Ltd. (+)	149,045
29,895	Sino Land Co. Ltd.	60,156
26,888	Sun Hung Kai Properties Ltd.	403,204
34,020	Swire Pacific Ltd., Class A	366,046

26,236	Wharf Holdings Ltd.	$117,355
15,026	Wheelock and Co. Ltd.	41,021
12,236	Yue Yuen Industrial Ltd.	31,757
		6,967,897
	New Zealand—1.6%
7,282	Contact Energy Ltd.	44,785
14,481	Fletcher Building Ltd.	67,642
97,621	Telecom Corp. of New Zealand Ltd.	272,313
		384,740
	Singapore—9.4%
16,000	Capitaland Ltd.	66,652
9,000	City Developments Ltd.	75,510
25,000	DBS Group Holdings Ltd.	350,800
36,000	Fraser and Neave Ltd.	116,553
238,000	Hi-P International Ltd.	101,754
2,000	Jardine Cycle & Carriage Ltd.	25,491
11,000	Keppel Corp. Ltd.	85,698
30,000	Neptune Orient Lines Ltd.	62,267
42,000	Oversea-Chinese Banking Corp. Ltd.	258,759
15,000	SembCorp Industries Ltd.	49,551
17,000	Singapore Airlines Ltd.	187,605
40,000	Singapore Press Holdings Ltd.	117,811
28,000	Singapore Technologies Engineering Ltd.	56,888
111,000	Singapore Telecommunications Ltd.	290,419
26,000	United Overseas Bank Ltd.	370,153
		2,215,911
	Total Investments (Cost $25,959,931)(a)—99.4%	23,345,691
	Other assets less liabilities—0.6%	138,092

	Net Assets—100.0%	$23,483,783

REIT Real Estate Investment Trust
* Non-income producing security.

(+) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 was $149,045, which represented 0.6% of the Fund’s Net Assets.

(a) At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $25,959,931. The net unrealized depreciation was $2,614,240 which consisted of aggregate gross unrealized appreciation of $744,781 and aggregate gross unrealized depreciation of $3,359,021.

Sector Breakdown As of July 31, 2008
% of
Net Assets
Financials	49.8
Industrials	12.9
Materials	9.9
Telecommunication Services	8.7
Consumer Staples	5.0
Utilities	4.2
Consumer Discretionary	4.1
Energy	4.0
Health Care	0.4
Information Technology	0.4
Other	0.6

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—98.9%
	Australia—45.9%
35,863	Abacus Property Group	$40,140
7,382	ABB Grain Ltd.	55,545
40,071	ABC Learning Centres Ltd.	27,324
7,986	Adelaide Brighton Ltd.	26,289
4,164	Alesco Corp. Ltd.	25,614
110,375	Allco Finance Group Ltd.	48,273
5,045	Ansell Ltd.	48,400
28,965	APA Group	81,457
7,263	APN News & Media Ltd.	21,450
10,091	Aristocrat Leisure Ltd.	46,032
4,491	ASX Ltd.	146,151
10,667	Austereo Group Ltd.	14,247
33,248	Australand Property Group	20,639
24,096	Australian Infrastructure Fund	50,540
28,274	Australian Pharmaceutical Industries Ltd.*	20,743
66,176	AWB Ltd.	175,522
139,669	Babcock & Brown Infrastructure Group	118,228
6,283	Babcock & Brown Ltd.	38,766
29,017	Babcock & Brown Wind Partners	44,076
5,929	Bank of Queensland Ltd.	81,306
8,793	Bendigo and Adelaide Bank Ltd.	89,319
6,064	Billabong International Ltd.	58,176
21,775	Bunnings Warehouse Property Trust	38,094
14,004	Centennial Coal Co. Ltd.	68,228
204,226	Centro Properties Group	51,863
38,340	Challenger Financial Services Group Ltd.	84,382
18,926	City Pacific Ltd.	5,696
1,041	Cochlear Ltd.	43,277
135,141	Commonwealth Property Office Fund	172,229
11,386	Computershare Ltd.	93,705
4,240	Corporate Express Australia Ltd.	22,332
4,990	Crane Group Ltd.	61,013
29,349	CSR Ltd.	58,245
22,737	David Jones Ltd.	72,710
66,688	Dexus Property Group	87,813
17,975	Downer EDI Ltd.	116,823
65,431	Envestra Ltd.	47,387
15,145	FKP Property Group	64,813
2,186	Flight Centre Ltd.	37,790
57,603	Futuris Corp. Ltd.	68,807
81,380	Goodman Fielder Ltd.	100,270
35,685	Great Southern Ltd.	29,032
22,846	Gunns Ltd.	50,926
21,510	GWA International Ltd.	54,017
23,576	Harvey Norman Holdings Ltd.	72,067
10,842	Healthscope Ltd.	44,461

11,154	Hills Industries Ltd.	$35,040
33,460	Iluka Resources Ltd.	151,060
585	Incitec Pivot Ltd.	90,236
76,106	ING Industrial Fund	98,782
103,770	ING Office Fund	140,545
16,958	Macquarie Capital Alliance Group	52,315
21,716	Macquarie Communications Infrastructure Group	59,232
132,514	Macquarie CountryWide Trust	110,926
120,868	Macquarie DDR Trust	28,421
12,962	Macquarie Media Group Ltd.	43,279
8,588	Minara Resources Ltd.	15,670
2,179	Newcrest Mining Ltd.	60,418
5,833	Nufarm Ltd.	92,443
28,555	Oil Search Ltd.	153,893
26,844	OneSteel Ltd.	171,182
17,133	OZ Minerals Ltd.	32,229
46,311	Pacific Brands Ltd.	84,285
7,401	Paladin Energy Ltd.*	37,938
2,022	Perpetual Ltd.	77,517
6,937	Primary Health Care Ltd.	33,797
4,997	Ramsay Health Care Ltd.	45,119
5,835	Seven Network Ltd.	40,502
68,785	Sigma Pharmaceuticals Ltd.	64,372
8,012	Sims Group Ltd.	250,185
10,910	Sonic Healthcare Ltd.	142,428
50,087	SP AusNet	53,705
22,749	Spotless Group Ltd.	60,552
15,465	Ten Network Holdings Ltd.	21,818
4,673	Transfield Services Ltd.	32,964
4,321	Transpacific Industries Group Ltd.	29,262
6,495	United Group Ltd.	81,553
68,417	Valad Property Group	35,392
2,190	West Australian Newspapers Holdings Ltd.	18,312
3,076	WorleyParsons Ltd.	92,551
		5,362,140
	Bermuda—0.4%
86,000	Macquarie International Infrastructure Fund Ltd.	47,767

	China—1.7%
19,906	Agile Property Holdings Ltd.	18,752
210,071	Brilliance China Automotive Holdings Ltd.*	23,425
37,557	China Oriental Group Co. Ltd.	20,699
23,000	Country Garden Holdings Co.	13,855
56,500	Kingboard Laminates Holdings Ltd.	33,094
18,000	New World Department Store China Ltd.*	14,557
15,000	Nine Dragons Paper Holdings Ltd.	11,727
55,509	Samson Holding Ltd.	7,826
17,000	Shimao Property Holdings Ltd.	21,244
23,500	Shui On Land Ltd.	21,324
8,000	Yanlord Land Group Ltd.	11,226
		197,729

	Hong Kong—28.1%
76,000	Allied Properties HK Ltd.	$11,202
8,085	ASM Pacific Technology Ltd.	58,288
14,513	Beijing Enterprises Holdings Ltd.	55,059
14,823	Cafe de Coral Holdings Ltd.	28,118
67,663	Champion REIT	32,261
18,049	Chaoda Modern Agriculture Holdings Ltd.	20,935
20,000	Chevalier International Holdings Ltd.	20,199
44,000	China Agri-Industries Holdings Ltd.*	31,411
71,848	China Foods Ltd.	31,954
8,000	China Insurance International Holdings Co. Ltd.	18,333
15,271	China Mengniu Dairy Co. Ltd.	45,213
36,921	China Overseas Land & Investment Ltd.	66,155
88,394	China Power International Development Ltd.	27,983
15,102	China Resources Land Ltd.	20,014
14,431	China Resources Power Holdings Co.	32,331
85,011	China Travel International Investment Hong Kong Ltd.	22,990
11,571	Chong Hing Bank Ltd.	30,402
26,000	Chow Sang Sang Holdings.	25,159
123,854	CITIC International Financial Holdings Ltd.	100,959
100,000	CNPC Hong Kong Ltd.	42,936
14,532	Dah Sing Banking Group Ltd.	25,144
8,536	Dah Sing Financial Group	66,846
162,914	Denway Motors Ltd.	58,256
60,805	Digital China Holdings Ltd.	39,668
1,932,724	Enerchina Holdings Ltd.	51,525
94,478	First Pacific Co. Ltd.	54,370
164,679	Fountain Set Holdings Ltd.	16,463
21,332	Fubon Bank Hong Kong Ltd.	13,616
29,634	Galaxy Entertainment Group Ltd.*	12,458
148,650	Giordano International Ltd.	60,586
93,225	Global Bio-Chem Technology Group Co. Ltd.	35,248
112,000	GOME Electrical Appliances Holdings Ltd.	47,227
79,624	Guangdong Investment Ltd.	31,024
263,985	Guangzhou Investment Co. Ltd.	38,910
10,905	Hengan International Group Co. Ltd.	33,195
41,007	HKR International Ltd.	18,711
1,478	Hong Kong Aircraft Engineering Co. Ltd.	20,459
32,302	Hongkong and Shanghai Hotels (The) Ltd.	49,764
45,948	Hopewell Highway Infrastructure Ltd.	35,334
33,582	Hopewell Holdings Ltd.	121,377
19,595	Hopson Development Holdings Ltd.	20,845
194,000	Hutchison Harbour Ring Ltd.	17,654
67,479	I-CABLE Communications Ltd.	9,773
950,000	IDT International Ltd.*	36,528
21,952	Industrial and Commercial Bank of China (Asia) Ltd.	52,276
143,315	Johnson Electric Holdings Ltd.	60,983
36,000	K Wah International Holdings Ltd.	13,750
25,082	Kingboard Chemical Holdings Ltd.	120,553
15,723	Kowloon Development Co. Ltd.	25,794
6,400	Lee & Man Paper Manufacturing Ltd.	7,579
6,500	Lifestyle International Holdings Ltd.	9,797
8,000	Mandarin Oriental International Ltd.	14,160
40,000	Minmetals Resources Ltd.	11,022
56,000	Next Media Ltd.	16,365
18,000	NWS Holdings Ltd.	38,666

121,985	Oriental Press Group	$18,918
44,305	Pacific Basin Shipping Ltd.	62,918
64,123	Pacific Century Premium Developments Ltd.	23,012
42,584	Public Financial Holdings Ltd.	23,687
92,000	PYI Corp. Ltd.	12,971
384,000	Regal Hotels International Holdings Ltd.	18,456
14,762	Road King Infrastructure	14,947
14,844	Shanghai Industrial Holdings Ltd.	42,426
27,776	Shangri-La Asia Ltd.	59,737
59,834	Shenzhen Investment Ltd.	20,706
23,414	Shun Tak Holdings Ltd.	18,426
23,934	Sinofert Holdings Ltd.	17,302
4,110,000	Sino-I Technology Ltd.*	35,820
270,038	Sinolink Worldwide Holdings	35,995
65,373	Sinopec Kantons Holdings Ltd.	10,306
59,393	SmarTone Telecommunications Holdings Ltd.	57,244
660,278	Solomon Systech International Ltd.	23,272
11,000	Sun Hung Kai & Co. Ltd.	9,192
1,300,421	TCL Communication Technology Holdings Ltd.*	31,334
782,884	TCL Multimedia Technology Holdings Ltd.*	28,095
113,143	Techtronic Industries Co.	107,600
13,568	Television Broadcasts Ltd.	76,168
48,716	Texwinca Holdings Ltd.	42,958
49,559	Tingyi Cayman Islands Holding Corp.	59,708
186,672	TPV Technology Ltd.	95,941
10,000	Truly International Holdings	8,177
14,984	VTech Holdings Ltd.	91,607
6,905	Wing Hang Bank Ltd.	92,836
5,267	Wing Lung Bank Ltd.	103,351
12,200	Wing On Co. International Ltd.	21,703
		3,272,641
	Korea—0.5%
27,160	STX Pan Ocean Co. Ltd.	52,800

	Netherlands—0.6%
16,152	James Hardie Industries N.V.	70,642

	New Zealand—3.3%
23,145	Air New Zealand Ltd.	21,351
49,759	Auckland International Airport Ltd.	74,320
30,377	Fisher & Paykel Appliances Holdings Ltd.	43,147
20,991	Fisher & Paykel Healthcare Corp.	43,032
60,211	Kiwi Income Property Trust	49,814
29,354	Sky City Entertainment Group Ltd.	74,146
7,652	Sky Network Television Ltd.	26,443
26,019	Vector Ltd.	41,529
5,956	Warehouse Group Ltd.	14,041
		387,823
	Singapore—18.2%
34,000	Allgreen Properties Ltd.	23,109
54,000	Ascendas REIT	90,770
38,000	CapitaCommercial Trust	53,322

36,000	CapitaMall Trust	$78,930
4,000	Cerebos Pacific Ltd.	11,079
101,000	Chartered Semiconductor Manufacturing Ltd.*	44,658
290,000	Chuan Hup Holdings Ltd.	76,299
132,000	ComfortDelgro Corp. Ltd.	151,459
6,000	Cosco Corp. Singapore Ltd.	13,418
6,700	Creative Technology Ltd.	28,547
198,000	DMX Technologies Group Ltd.*	31,112
9,000	Elec & Eltek International Co. Ltd.	16,020
48,000	Fortune REIT	26,577
26,000	Gallant Venture Ltd.*	13,206
84,000	Golden Agri-Resources Ltd.	43,894
4,000	Guocoland Ltd.	6,373
10,000	Haw Par Corp. Ltd.	48,089
8,000	Hong Leong Asia Ltd.	9,413
21,000	Hong Leong Finance Ltd.	53,409
21,000	Jaya Holdings Ltd.	21,487
7,000	Keppel Land Ltd.	24,965
27,000	Kim Eng Holdings Ltd.	29,796
61,000	MobileOne Ltd.	90,054
33,600	Olam International Ltd.	55,742
64,000	Pacific Century Regional Developments Ltd.	14,032
18,000	Parkway Holdings Ltd.	26,310
39,000	People’s Food Holdings Ltd.	24,085
17,000	SembCorp. Marine Ltd.	52,057
7,000	SIA Engineering Co. Ltd.	15,910
14,000	Singapore Airport Terminal Services Ltd.	18,417
27,000	Singapore Exchange Ltd.	134,575
8,000	Singapore Land Ltd.	37,711
25,000	Singapore Petroleum Co. Ltd.	116,385
81,000	Singapore Post Ltd.	61,565
23,000	SMRT Corp. Ltd.	29,920
18,000	StarHub Ltd.	36,702
25,000	STATS ChipPAC Ltd.*	18,454
5,000	Straits Trading Co. Ltd.	18,746
100,000	Suntec REIT	113,279
26,000	United Industrial Corp. Ltd.	54,155
17,000	UOB-Kay Hian Holdings Ltd.	20,997
25,000	UOL Group Ltd.	62,121
16,000	Venture Corp. Ltd.	127,456
14,000	Wheelock Properties S Ltd.	16,473
17,000	Wilmar International Ltd.	54,791
27,000	Wing Tai Holdings Ltd.	31,967
		2,127,836
	Thailand—0.2%
18,200	Total Access Communication Public Co. Ltd.	24,024

	Total Common Stocks and Other Equity Interests (Cost $14,096,981)	11,543,402

	Money Market Fund—0.5%
59,045	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $59,045)	$59,045

	Total Investments (Cost $14,156,026)(a)—99.4%	11,602,447
	Other assets less liabilities —0.6%	72,812

	Net Assets—100.0%	$11,675,259

REIT Real Estate Investment Trust
* Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was 14,156,026. The net unrealized depreciation was $2,553,579 which consisted of aggregate gross unrealized appreciation of $427,340 and aggregate gross unrealized depreciation of $2,980,919.

Sector Breakdown As of July 31, 2008

% of
Net Assets
Financials	30.5
Industrials	14.5
Consumer Discretionary	13.9
Materials	9.5
Consumer Staples	7.7
Information Technology	7.6
Energy	4.5
Utilities	4.5
Health Care	4.4
Telecommunication Services	1.8
Money Market Fund	0.5
Other	0.6

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares FTSE RAFI Developed Markets ex–U.S. Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.0%
	Australia—4.4%
3,013	AGL Energy Ltd.	$37,861
5,547	Alumina Ltd.	24,260
8,901	Amcor Ltd.	44,622
9,800	AMP Ltd.	60,466
527	ASX Ltd.	17,150
11,101	Australia and New Zealand Banking Group Ltd.	169,667
5,523	AXA Asia Pacific Holdings Ltd.	23,376
6,337	BHP Billiton Ltd.	236,681
5,608	BlueScope Steel Ltd.	61,291
6,403	Boral Ltd.	33,665
3,706	Brambles Ltd.	28,757
1,465	Caltex Australia Ltd.	16,397
11,460	CFS Retail Property Trust	21,989
2,561	Coca-Cola Amatil Ltd.	18,596
8,919	Commonwealth Bank of Australia	333,453
8,929	Consolidated Media Holdings Ltd.	24,691
2,087	Crown Ltd.	15,586
683	CSL Ltd.	22,227
21,282	Dexus Property Group	28,023
2,865	Fairfax Media Ltd.	7,410
11,701	Foster’s Group Ltd.	54,587
8,102	Goodman Fielder Ltd.	19,432
17,178	GPT Group	24,558
20,579	Insurance Australia Group Ltd.	75,680
398	Leighton Holdings Ltd.	15,909
3,566	Lend Lease Corp. Ltd.	33,641
2,216	Lion Nathan Ltd.	18,404
4,636	Macquarie Airports	12,296
1,385	Macquarie Group Ltd.	66,996
25,634	Macquarie Infrastructure Group	61,964
21,302	Macquarie Office Trust	18,232
6,145	Metcash Ltd.	23,061
9,343	Mirvac Group	22,408
15,056	National Australia Bank Ltd.	349,776
3,143	OneSteel Ltd.	20,043
1,330	Orica Ltd.	29,872
5,050	Origin Energy Ltd.	75,284
11,198	OZ Minerals Ltd.	21,065
12,311	PaperlinX Ltd.	22,521
10,837	Qantas Airways Ltd.	33,840
3,499	QBE Insurance Group Ltd.	74,343
551	Rio Tinto Ltd.	64,988
3,058	Santos Ltd.	52,059
3,990	St. George Bank Ltd.	103,952
9,188	Stockland	40,011
8,026	Suncorp-Metway Ltd.	101,004
3,651	TABCORP Holdings Ltd.	29,806
5,701	Tatts Group Ltd.	13,191
32,635	Telstra Corp. Ltd.	138,127
3,148	Toll Holdings Ltd.	19,482
5,140	Transurban Group	25,139
3,148	Virgin Blue Holdings Ltd.	2,339
2,048	Wesfarmers Ltd.	66,244

498	Wesfarmers Ltd. - PPS	$16,122
9,249	Westfield Group	140,752
12,467	Westpac Banking Corp.	252,692
919	Woodside Petroleum Ltd.	46,503
4,894	Woolworths Ltd.	115,996
		3,528,487
	Austria—0.4%
1,244	Erste Group Bank AG	80,063
274	EVN AG	8,961
1,388	Immoeast AG *	9,984
2,787	Immofinanz AG	25,308
745	OMV AG	51,610
88	Raiffeisen International Bank - Holding AG	11,012
2,300	Telekom Austria AG	47,513
254	UNIQA Versicherungen AG	7,728
165	Verbund-Oesterreichische Elektrizitaet swirtschafts AG, Class A	13,160
109	Vienna Insurance Group	7,287
883	Voestalpine AG	58,346
548	Wienerberger AG	14,792
		335,764
	Belgium—1.0%
3,014	AGFA-Gevaert N.V.	22,431
2	Banque Nationale de Belgique	9,377
1,212	Belgacom S.A.	48,004
52	Colruyt S.A.	14,542
1,330	Delhaize Group	73,231
10,763	Dexia S.A.	147,275
35	D'Ieteren N.V. S.A.	8,692
1,470	Fortis Strip VVPR * (+)	23
3,680	Fortis, Class A *	51,905
3,447	Fortis, Class B	48,834
477	Groupe Bruxelles Lambert S.A.	53,213
509	InBev N.V.	34,348
57	KBC Ancora	4,587
1,020	KBC Groep N.V.	104,336
104	Mobistar S.A.	8,624
238	Nationale a Portefeuille	18,756
114	Sofina S.A.	12,598
344	Solvay S.A.	41,350
828	UCB S.A.	28,428
588	Umicore	26,550
		757,104
	Bermuda—0.0%
350	Frontline Ltd.	22,194

	Canada—4.9%
1,425	ACE Aviation Holdings, Inc., Class A *	14,451
483	ACE Aviation Holdings, Inc., Class B *	4,903
165	Addax Petroleum Corp.	6,434
1,349	Alimentation Couche Tard, Inc., Class B	14,732
466	Atco Ltd., Class I	23,101
3,416	Bank of Montreal	159,683
4,531	Bank of Nova Scotia	220,818
1,621	Barrick Gold Corp.	68,536
1,844	BCE, Inc.	70,016
43	Bombardier, Inc., Class A	311

5,076	Bombardier, Inc., Class B	$36,330
2,387	Brookfield Asset Management, Inc., Class A	80,300
1,238	Brookfield Properties Corp.	23,419
2,364	Canadian Imperial Bank of Commerce	142,870
1,668	Canadian National Railway Co.	87,811
1,387	Canadian Natural Resources Ltd.	108,209
588	Canadian Pacific Railway Ltd.	36,866
509	Canadian Tire Corp. Ltd., Class A	27,035
536	Canadian Utilities Ltd., Class A	24,068
3,947	CanWest Global Communications Corp. *	7,659
6,114	Celestica, Inc. *	48,289
2,229	CGI Group, Inc., Class A *	23,691
277	Empire Co. Ltd., Class A	12,114
1,633	Enbridge, Inc.	71,543
2,410	EnCana Corp.	173,662
108	Fairfax Financial Holdings Ltd.	27,623
761	Finning International, Inc.	20,295
873	George Weston Ltd.	37,924
590	Gerdau Ameristeel Corp.	9,314
1,336	Goldcorp, Inc.	49,699
879	Great-West Lifeco, Inc.	25,567
857	Husky Energy, Inc.	37,888
477	IGM Financial, Inc.	19,879
890	Imperial Oil Ltd.	43,782
194	ING Canada, Inc.	7,640
2,607	Jean Coutu Group PJC (The), Inc., Class A	20,336
1,319	Loblaw Cos. Ltd.	37,298
1,408	Magna International, Inc., Class A	82,842
501	Manitoba Telecom Services, Inc.	19,946
5,646	Manulife Financial Corp.	207,661
1,293	Metro, Inc., Class A	31,028
1,099	National Bank of Canada	53,581
1,444	Nexen, Inc.	45,352
2,613	Norbord, Inc.	11,797
4,826	Nortel Networks Corp. *	36,940
708	NOVA Chemicals Corp.	18,177
490	Onex Corp.	13,330
2,515	Petro-Canada	115,898
204	Potash Corp. of Saskatchewan, Inc.	41,846
3,479	Power Corp. of Canada	105,942
1,612	Power Financial Corp.	53,128
1,334	Quebecor, Inc., Class B	31,999
235	Research In Motion Ltd. *	28,836
1,205	RioCan REIT	23,382
1,189	Rogers Communications, Inc., Class B	40,103
5,625	Royal Bank of Canada	259,161
633	Sears Canada, Inc. *	12,332
1,500	Shaw Communications, Inc., Class B	31,768
571	Shoppers Drug Mart Corp.	30,266
3,123	Sun Life Financial, Inc.	121,199
1,522	Suncor Energy, Inc.	82,604
4,764	Talisman Energy, Inc.	85,056
1,410	Teck Cominco Ltd., Class B	64,660
349	Telus Corp.	12,932
292	Telus Corp. NVTG	10,250
1,221	Thomson Reuters Corp.	39,349
3,085	Toronto-Dominion Bank (The)	187,377
974	TransAlta Corp.	34,580
2,718	TransCanada Corp.	105,216
		3,862,634

	China—0.0%
6,000	China High Speed Transmission Equipment Group Co. Ltd.	$11,381
18,500	Fosun International	12,852
6,000	Hidili Industry International Development Ltd.	8,997
93,751	Semiconductor Manufacturing International Corp. *	5,047
		38,277
	Denmark—0.5%
4	A P Moller - Maersk A/S, Class A	46,593
4	A P Moller - Maersk A/S, Class B	47,011
683	Carlsberg A/S, Class B	55,776
274	Danisco A/S	18,794
5,351	Danske Bank A/S	153,027
400	East Asiatic Co. Ltd. A/S	27,312
1,059	Novo Nordisk A/S, Class B	67,657
100	TrygVesta A/S	7,340
		423,510
	Finland—1.1%
925	Elisa Oyj	19,686
1,900	Fortum Oyj	84,250
689	Kemira Oyj	7,837
1,053	Kesko Oyj, Class B	29,327
437	Kone Oyj, Class B	13,289
727	Metso Corp.	26,315
8,197	M-real Oyj, Class B	12,661
701	Neste Oil Oyj	17,062
11,366	Nokia Oyj	313,002
1,009	Outokumpu Oyj	23,740
1,016	Pohjola Bank PLC	16,756
683	Rautaruukki Oyj	25,959
2,790	Sampo Oyj, Class A	70,607
405	Sanoma-WSOY Oyj	8,815
8,045	Stora Enso Oyj, Class R	73,305
7,134	UPM-Kymmene Oyj	113,646
419	Wartsila Oyj	25,699
		881,956
	France—11.1%
1,218	Accor S.A.	81,831
70	Aeroports de Paris	6,101
2,652	Air France-KLM	66,494
1,038	Air Liquide	136,479
23,607	Alcatel-Lucent	142,359
762	Alstom S.A.	86,101
517	Arkema S.A.	26,458
608	Atos Origin S.A.	35,337
19,648	AXA S.A.	582,000
7,701	BNP Paribas	766,587
71	Bollore	13,354
1,773	Bouygues	115,466
920	Cap Gemini S.A.	59,211
5,443	Carrefour S.A.	279,656
408	Casino Guichard Perrachon S.A.	40,932
481	Christian Dior S.A.	52,083
81	Ciments Francais S.A.	11,324
474	CNP Assurances	53,063

3,479	Compagnie de Saint-Gobain	$218,265
864	Compagnie Generale des Etablissements Michelin, Class B	57,373
6,987	Credit Agricole S.A.	150,113
403	Eiffage S.A.	24,409
816	Electricite de France	71,234
16	Eramet	11,171
541	Essilor International S.A.	26,808
42	Esso S.A. Francaise	8,866
93	Euler Hermes S.A.	7,186
151	Eurazeo	15,123
354	Eutelsat Communications	9,903
268	Faurecia	10,830
73	Fonciere Des Regions	9,204
15,201	France Telecom S.A.	483,123
857	GDF Suez	53,940
81	Gecina S.A.	9,628
1,826	Groupe Danone	136,041
165	Hermes International	26,385
213	Imerys S.A.	12,821
249	JC Decaux S.A.	6,340
231	Klepierre	9,425
1,079	Lafarge S.A.	147,812
1,152	Lagardere S.C.A	63,538
395	Legrand S.A.	10,144
902	L’Oreal S.A.	94,855
1,365	LVMH Moet Hennessy Louis Vuitton S.A.	151,105
752	M6-Metropole Television	17,236
3,204	Natixis	26,195
249	Nexans S.A.	29,818
2,194	PagesJaunes Groupe S.A.	29,816
733	Pernod-Ricard S.A.	64,194
867	PPR	94,922
3,249	Peugeot S.A.	159,884
786	Publicis Groupe	25,827
536	Rallye S.A.	25,942
2,263	Renault S.A.	189,642
1,255	Safran S.A.	21,324
5,264	Sanofi-Aventis	370,167
1,283	Schneider Electric S.A.	142,969
1,113	SCOR SE	26,604
517	Sequana	8,413
57	Societe des Autoroutes Paris-Rhin-Rhone	4,891
70	Societe Fonciere Financiere et de Participations FFP	6,378
4,787	Societe Generale	446,940
1,175	Societe Television Francaise 1 (TF1)	20,276
1,029	Sodexo S.A.	67,527
5,927	STMicroelectronics N.V.	66,046
6,550	Suez S.A.	393,966
516	Technip S.A.	44,022
480	Thales S.A.	27,276
6,221	Thomson	27,469
16,778	Total S.A.	1,293,187
224	Unibail-Rodamco	50,422
1,498	Valeo S.A.	48,732
213	Vallourec S.A.	63,861
1,987	Veolia Environnement	105,717
2,468	Vinci S.A.	140,550
8,489	Vivendi	357,218
113	Wendel	12,625

332	Zodiac S.A.	$14,970
		8,805,504
	Germany—9.6%
816	Adidas AG	50,175
3,913	Allianz SE	667,427
1,208	Altana AG	19,036
75	AMB Generali Holding AG	13,731
1,244	Arcandor AG *	14,421
6,846	BASF SE	434,630
3,362	Bayer AG	290,709
3,716	Bayerische Motoren Werke (BMW) AG	167,617
212	BayWa AG	13,892
231	Beiersdorf AG	14,957
277	Bilfinger Berger AG	18,783
603	Celesio AG	19,748
6,114	Commerzbank AG	198,228
1,053	Continental AG	118,867
11,413	Daimler AG	664,740
5,138	Deutsche Bank AG	477,707
287	Deutsche Boerse AG	32,917
2,320	Deutsche Lufthansa AG	53,464
7,216	Deutsche Post AG	169,895
306	Deutsche Postbank AG	21,728
33,833	Deutsche Telekom AG	588,849
3,847	E.ON AG	734,979
171	Fraport AG	10,475
808	Fresenius Medical Care AG & Co. KGaA	44,666
85	Fresenius SE	7,431
718	GEA Group AG	23,738
577	Hannover Rueckversicherung AG	27,584
97	HeidelbergCement AG	11,602
757	Heidelberger Druckmaschinen AG	13,949
477	Henkel KGaA	18,353
372	Hochtief AG	29,067
2,061	Hypo Real Estate Holding AG	58,075
3,045	IKB Deutsche Industriebank AG	10,310
11,122	Infineon Technologies AG *	84,943
316	K+S AG	39,241
841	Lanxess	32,765
577	Linde AG	80,015
675	MAN AG	68,140
152	Merck KGaA	18,408
1,522	Metro AG	86,083
1,951	Muenchener Rueckversicherungs - Gesellschaft AG	325,104
97	Rheinmetall AG	5,975
2,688	RWE AG	322,767
207	Salzgitter AG	34,125
2,027	SAP AG	117,840
4,666	Siemens AG	573,383
665	Suedzucker AG	11,652
3,783	ThyssenKrupp AG	211,956
3,825	TUI AG	88,206
1,547	Volkswagen AG	494,231
37	Wacker Chemie AG	7,695
		7,644,279

	Greece—0.4%
1,568	Alpha Bank A.E. ADR	$46,483
325	Coca Cola Hellenic Bottling Co. S.A.	7,992
1,315	EFG Eurobank Ergasias S.A.	32,787
960	Hellenic Petroleum S.A.	12,642
1,886	Hellenic Telecommunications Organization S.A.	39,431
1,635	National Bank of Greece S.A.	77,755
1,306	OPAP S.A.	46,867
818	Piraeus Bank S.A.	24,581
623	Public Power Corp. S.A.	19,344
		307,882
	Hong Kong—2.1%
7,541	Bank of East Asia (The) Ltd.	36,728
25,742	BOC Hong Kong Holdings Ltd.	65,392
15,085	Cathay Pacific Airways Ltd.	29,117
5,435	Cheung Kong Holdings Ltd.	76,765
1,445	Cheung Kong Infrastructure Holdings Ltd.	6,390
908	China Merchants Holdings International Co. Ltd.	3,503
11,185	China Mobile Ltd.	150,380
8,924	China Netcom Group Corp. Hong Kong Ltd.	27,451
3,605	China Resources Enterprise Ltd.	9,241
12,204	China Unicom Ltd.	25,308
4,884	Chinese Estates Holdings Ltd.	6,986
5,234	Citic Pacific Ltd.	20,125
11,210	CLP Holdings Ltd.	92,097
35,324	CNOOC Ltd.	53,152
3,396	Cosco Pacific Ltd.	5,954
2,938	Esprit Holdings Ltd.	31,574
4,478	Foxconn International Holdings Ltd. *	4,287
3,970	Great Eagle Holdings Ltd.	11,474
1,379	Guoco Group Ltd.	14,493
3,072	Hang Lung Group Ltd.	13,761
5,607	Hang Lung Properties Ltd.	17,858
3,669	Hang Seng Bank Ltd.	72,324
452,915	Henderson Investment Ltd.	30,766
3,863	Henderson Land Development Co. Ltd.	24,162
14,508	Hong Kong and China Gas Co. Ltd.	32,094
773	Hong Kong Exchanges & Clearing Ltd.	11,522
11,054	Hongkong Electric Holdings Ltd.	64,321
7,000	Hongkong Land Holdings Ltd.	28,910
4,864	Hutchison Telecommunications International Ltd. *	6,384
21,856	Hutchison Whampoa Ltd.	205,752
4,483	Hysan Development Co. Ltd.	12,842
800	Jardine Matheson Holdings Ltd.	25,280
987	Kerry Properties Ltd.	5,275
12,590	Lenovo Group Ltd.	8,843
6,981	Li & Fung Ltd.	23,845
9,500	Link (The) REIT	21,308
7,375	MTR Corp. Ltd.	24,104
13,928	New World Development Co. Ltd.	26,241
4,800	Noble Group Ltd.	7,577
2,664	Orient Overseas International Ltd.	11,677
36,320	PCCW Ltd.	23,043
80,000	Playmates Holdings Ltd. (+)	37,733
6,078	Sino Land Co. Ltd.	12,230
5,733	Sun Hung Kai Properties Ltd.	85,970
8,808	Swire Pacific Ltd., Class A	94,772
5,001	Wharf Holdings Ltd.	22,370
3,010	Wheelock and Co. Ltd.	8,217

2,648	Yue Yuen Industrial Holdings Ltd.	$6,873
		1,636,471
	Ireland—0.4%
6,073	Allied Irish Banks PLC	75,282
3,070	Anglo Irish Bank Corp. PLC	24,525
2,314	CRH PLC	59,572
10,385	Governor and Co. of the Bank of Ireland (The)	86,687
2,564	Irish Life & Permanent PLC	20,706
2,684	Ryanair Holdings PLC *	10,218
2,493	Smurfit Kappa Group PLC	14,936
		291,926
	Italy—4.6%
4,766	A2A SpA	17,252
3,237	Alleanza Assicurazioni SpA	31,667
8,618	Assicurazioni Generali SpA	300,254
1,100	Atlantia SpA	29,554
755	Autogrill SpA	9,023
3,381	Banca Carige SpA	12,014
12,413	Banca Monte dei Paschi di Siena SpA	35,442
2,964	Banca Popolare di Milano Scarl	29,852
5,639	Banco Popolare Scarl	102,060
637	Benetton Group SpA	7,325
404	Buzzi Unicem SpA	8,566
3,954	CIR-Compagnie Industriali Riunite SpA (+)	10,469
2,950	Edison SpA	5,832
41,420	Enel SpA	384,198
22,776	Eni SpA	772,558
1,955	ERG SpA	36,329
7,924	Fiat SpA	136,987
1,955	Finmeccanica SpA	58,017
1,024	Fondiaria - Sai SpA	34,079
354	Fondiaria-Sai SpA Rnc	7,672
4,832	Hera SpA	17,076
5,401	IFIL Investments SpA	37,121
63,584	Intesa Sanpaolo	359,376
713	Italcementi SpA	10,018
1,696	Italcementi SpA Rnc	17,875
112	Italmobiliare SpA	7,951
85	Italmobiliare SpA Rnc	4,207
235	Lottomatica SpA	7,366
505	Luxottica Group SpA	12,394
8,063	Mediaset SpA	57,492
2,603	Mediobanca SpA	38,075
1,114	Mediolanum SpA	4,723
2,138	Milano Assicurazioni SpA	11,008
5,742	Parmalat SpA	14,307
37,604	Pirelli & C. SpA	23,469
13,216	Premafin Finanziaria SpA	28,456
717	Saipem SpA	27,878
1,893	Saras SpA	9,437
5,517	Snam Rete Gas SpA	36,605
526	Societa Cattolica di Assicurazoni Scrl	23,800
188,035	Telecom Italia SpA	341,203
84,757	Telecom Italia SpA Rnc	114,720
7,161	Terna-Rete Elettrica Nationale SpA	29,832
45,992	UniCredito Italiano SpA	276,452
4,500	Unione di Banche Italiane ScpA	107,283

2,652	Unipol Gruppo Finanziario SpA	$6,939
		3,654,213
	Japan—19.4%
2,000	77 Bank (The) Ltd.	12,009
1,050	Acom Co. Ltd.	30,892
500	Advantest Corp.	10,316
8,600	Aeon Co. Ltd.	105,028
1,100	Aiful Corp.	11,521
6,000	Aioi Insurance Co. Ltd.	32,197
1,300	Aisin Seiki Co. Ltd.	33,978
3,000	Ajinomoto Co., Inc.	30,809
300	Alfresa Holdings Corp.	18,430
4,000	All Nippon Airways Co. Ltd.	14,655
1,900	Alps Electric Co. Ltd.	19,583
2,000	Amada Co. Ltd.	13,748
4,000	Aozora Bank Ltd.	9,733
2,400	Asahi Breweries Ltd.	45,187
5,000	Asahi Glass Co. Ltd.	55,466
12,000	Asahi Kasei Corp.	61,507
1,500	Astellas Pharma, Inc.	65,087
1,000	Bank of Kyoto (The) Ltd.	10,464
4,000	Bank of Yokohama (The) Ltd.	25,980
300	Benesse Corp.	13,129
6,000	Bridgestone Corp.	97,978
2,300	Brother Industries Ltd.	29,068
1,000	Calsonic Kansei Corp.	3,358
700	Canon Marketing Japan, Inc.	10,343
6,700	Canon, Inc.	307,461
1,700	Casio Computer Co. Ltd.	21,060
11	Central Japan Railway Co.	111,745
1,500	Century Leasing System, Inc.	18,583
3,000	Chiba Bank (The) Ltd.	20,095
6,700	Chubu Electric Power Co., Inc.	160,860
1,300	Chugai Pharmaceutical Co. Ltd.	20,748
1,000	Chugoku Bank (The) Ltd.	13,175
3,300	Chugoku Electric Power (The) Co., Inc.	70,680
6,000	Chuo Mitsui Trust Holdings, Inc.	37,637
2,000	Citizen Holdings Co. Ltd.	14,193
16,000	Cosmo Oil Co. Ltd.	49,591
1,400	Credit Saison Co. Ltd.	29,597
4,000	Dai Nippon Printing Co. Ltd.	55,068
1,000	Daicel Chemical Industries Ltd.	5,903
2,000	Daido Steel Co. Ltd.	10,492
7,150	Daiei (The), Inc *	56,758
1,000	Daihatsu Motor Co. Ltd.	11,898
2,100	Daiichi Sankyo Co. Ltd.	62,756
500	Daikin Industries Ltd.	21,465
400	Daito Trust Construction Co. Ltd.	18,282
4,000	Daiwa House Industry Co. Ltd.	37,933
7,000	Daiwa Securities Group, Inc.	61,267
2,400	Denso Corp.	62,506
15	Dentsu, Inc.	33,154
6,000	DIC, Corp.	16,154
19	East Japan Railway Co.	148,716
1,300	Eisai Co. Ltd.	46,667
1,700	Electric Power Development Co. Ltd.	65,902
500	Elpida Memory, Inc. *	14,294
400	Fanuc Ltd.	31,901
200	Fast Retailing Co. Ltd.	22,408
5,000	Fuji Electric Holdings Co. Ltd.	13,924

13,000	Fuji Heavy Industries Ltd.	$70,000
4	Fuji Television Network, Inc.	5,525
3,300	FUJIFILM Holdings Corp.	103,807
4,000	Fujikura Ltd.	18,134
19,000	Fujitsu Ltd.	138,345
5,000	Furukawa Electric (The) Co. Ltd.	24,333
700	Fuyo General Lease Co. Ltd.	20,336
2,000	Gunma Bank (The) Ltd.	12,453
3,000	Hachijuni Bank (The) Ltd.	19,346
400	Hakuhodo DY Holdings, Inc.	21,687
7,000	Hankyu Hanshin Holdings, Inc.	31,670
16,000	Haseko Corp.	17,616
2,000	Hino Motors Ltd.	10,547
2,000	Hiroshima Bank (The) Ltd.	8,216
300	Hitachi Capital Corp.	5,335
600	Hitachi Chemical Co. Ltd.	11,519
300	Hitachi Construction Machinery Co. Ltd.	7,994
400	Hitachi High-Technologies Corp.	7,809
38,000	Hitachi Ltd.	274,228
1,000	Hitachi Metals Ltd.	16,561
1,800	Hokkaido Electric Power Co., Inc.	37,887
6,000	Hokuhoku Financial Group, Inc.	15,432
1,700	Hokuriku Electric Power Co.	41,523
11,700	Honda Motor Co. Ltd.	377,786
1,400	HOYA Corp.	28,885
300	Ibiden Co. Ltd.	8,937
1,500	IBJ Leasing Co. Ltd.	28,311
500	Idemitsu Kosan Co. Ltd.	43,808
15,000	IHI Corp.	29,005
3	INPEX Holdings, Inc.	30,448
2,180	Isetan Mitsukoshi Holdings Ltd.	25,091
7,000	Isuzu Motors Ltd.	30,374
6,000	ITOCHU Corp.	59,953
1,000	Iyo Bank (The) Ltd.	11,685
7,000	Japan Airlines Corp.	14,313
100	Japan Petroleum Exploration Co. Ltd.	6,236
21	Japan Tobacco, Inc.	98,117
3,400	JFE Holdings, Inc.	166,406
1,000	JFE Shoji Holdings, Inc.	7,698
4,000	Joyo Bank (The) Ltd.	18,800
2,300	JS Group Corp.	33,451
600	JSR Corp.	10,769
1,900	JTEKT Corp.	28,548
15,000	Kajima Corp.	48,850
2,000	Kaneka Corp.	12,361
16,000	Kanematsu Corp. *	21,613
7,500	Kansai Electric Power (The) Co., Inc.	174,515
500	Kanto Auto Works Ltd.	6,661
2,000	Kao Corp.	51,904
15,000	Kawasaki Heavy Industries Ltd.	38,997
3,000	Kawasaki Kisen Kaisha Ltd.	23,981
23	KDDI Corp.	132,146
2,000	Keihin Electric Express Railway Co. Ltd.	12,786
3,000	Keio Corp.	16,126
100	Keyence Corp.	21,881
1,000	Kinden Corp.	10,140
12,000	Kintetsu Corp.	36,305
3,000	Kirin Holdings Co. Ltd.	45,770
20,000	Kobe Steel Ltd.	56,992
3,400	Komatsu Ltd.	84,933
400	Konami Corp.	12,657

2,000	Konica Minolta Holdings, Inc.	$32,863
4,000	Kubota Corp.	25,535
2,000	Kuraray Co. Ltd.	21,705
1,400	Kyocera Corp.	120,720
1,000	Kyowa Hakko Kogyo Co. Ltd.	11,186
4,000	Kyushu Electric Power Co., Inc.	84,378
400	Lawson, Inc.	20,650
700	Leopalace21 Corp.	9,449
400	Makita Corp.	13,767
11,000	Marubeni Corp.	80,705
2,300	Marui Group Co. Ltd.	17,747
18,000	Matsushita Electric Industrial Co. Ltd.	384,697
2,000	Matsushita Electric Works Ltd.	17,856
13,000	Mazda Motor Corp.	75,293
2,000	Mediceo Paltac Holdings Co. Ltd.	33,437
3,000	Meiji Dairies Corp.	15,460
11,000	Mitsubishi Chemical Holdings Corp.	65,643
5,700	Mitsubishi Corp.	167,174
12,000	Mitsubishi Electric Corp.	118,906
2,000	Mitsubishi Estate Co. Ltd.	48,665
2,000	Mitsubishi Gas Chemical Co., Inc.	13,341
30,000	Mitsubishi Heavy Industries Ltd.	133,228
6,000	Mitsubishi Materials Corp.	23,704
35,000	Mitsubishi Motors Corp. *	57,964
4,000	Mitsubishi Rayon Co. Ltd.	12,287
53,160	Mitsubishi UFJ Financial Group, Inc.	477,571
940	Mitsubishi UFJ Lease & Finance Co. Ltd.	41,223
5,000	Mitsui & Co. Ltd.	103,391
5,000	Mitsui Chemicals, Inc.	24,101
3,000	Mitsui Fudosan Co. Ltd.	68,557
6,000	Mitsui Mining & Smelting Co. Ltd.	18,319
3,000	Mitsui O.S.K. Lines Ltd.	39,136
3,400	Mitsui Sumitomo Insurance Group Holdings, Inc.	113,244
55	Mizuho Financial Group, Inc.	267,660
2,000	Mizuho Trust & Banking Co. Ltd.	3,127
1,300	Murata Manufacturing Co. Ltd.	54,244
1,000	Nagase & Co. Ltd.	10,482
6,000	Nagoya Railroad Co. Ltd.	17,042
1,600	Namco Bandai Holdings, Inc.	19,377
31,000	NEC Corp.	170,079
300	NEC Electronics Corp. *	8,119
700	NEC Leasing Ltd.	10,161
1,000	NGK Insulators Ltd.	14,637
1,000	NGK Spark Plug Co. Ltd.	11,269
100	Nidec Corp.	7,133
1,000	Nikon Corp.	29,236
100	Nintendo Co. Ltd.	48,665
1,000	Nippon Electric Glass Co. Ltd.	14,738
12,000	Nippon Express Co. Ltd.	54,735
12,000	Nippon Light Metal Co. Ltd.	17,986
2,000	Nippon Meat Packers, Inc.	31,642
11,500	Nippon Mining Holdings, Inc.	69,584
20,000	Nippon Oil Corp.	126,752
19	Nippon Paper Group, Inc.	53,615
4,000	Nippon Sheet Glass Co. Ltd.	16,358
33,000	Nippon Steel Corp.	189,294
2,000	Nippon Steel Trading Co. Ltd.	5,810
70	Nippon Telegraph & Telephone Corp.	358,144
30	Nippon Television Network Corp.	3,250
6,000	Nippon Yusen Kabushiki Kaisha	51,515
4,000	NIPPONKOA Insurance Co. Ltd.	32,271
28,800	Nissan Motor Co. Ltd.	223,824

1,000	Nissay Dowa General Insurance Co. Ltd.	$5,449
1,500	Nisshin Seifun Group, Inc.	20,581
6,000	Nisshin Steel Co. Ltd.	18,708
400	Nissin Food Products Co. Ltd.	13,101
500	Nitto Denko Corp.	14,387
700	NOK Corp.	10,168
10,800	Nomura Holdings, Inc.	157,476
400	Nomura Research Institute Ltd.	8,956
2,000	NSK Ltd.	16,580
2,000	NTN Corp.	12,490
4	NTT Data Corp.	16,506
137	NTT DoCoMo, Inc.	221,309
7,000	Obayashi Corp.	30,245
3,000	Odakyu Electric Railway Co. Ltd.	20,817
13,000	Oji Paper Co. Ltd.	65,791
7,000	Oki Electric Industry Co. Ltd.	10,621
1,000	Olympus Corp.	33,677
1,700	OMRON Corp.	29,884
300	Ono Pharmaceutical Co. Ltd.	16,515
100	Oracle Corp. Japan	4,191
200	Oriental Land Co. Ltd.	12,527
610	ORIX Corp.	93,573
15,000	Osaka Gas Co. Ltd.	54,124
2,200	Pioneer Corp.	17,179
1,100	Promise Co. Ltd.	28,089
13	Resona Holdings, Inc.	18,871
4,000	Ricoh Co. Ltd.	65,282
400	Ricoh Leasing Co. Ltd.	8,660
600	Rohm Co. Ltd.	34,306
300	Ryoshoku Ltd.	6,037
200	Sankyo Co. Ltd.	12,157
24,000	Sanyo Electric Co. Ltd.	53,735
2	Sapporo Hokuyo Holdings, Inc.	12,509
600	Secom Co. Ltd.	27,645
1,900	Sega Sammy Holdings, Inc.	17,755
1,900	Seiko Epson Corp.	51,594
2,000	Seino Holdings Co. Ltd.	11,880
3,000	Sekisui Chemical Co. Ltd.	19,096
4,000	Sekisui House Ltd.	37,637
5,800	Seven & I Holdings Co. Ltd.	177,619
5,000	Sharp Corp.	69,667
1,500	Shikoku Electric Power Co., Inc.	39,413
6,000	Shimizu Corp.	24,203
1,500	Shin-Etsu Chemical Co. Ltd.	92,288
5,000	Shinsei Bank Ltd.	17,440
1,000	Shionogi & Co. Ltd.	19,568
1,000	Shiseido Co. Ltd.	22,251
2,000	Shizuoka Bank (The) Ltd.	21,465
6,000	Showa Denko K.K.	15,432
2,000	Showa Shell Sekiyu K.K.	22,131
200	SMC Corp.	19,984
1,300	Softbank Corp.	23,911
31,700	Sojitz Corp.	97,665
6,000	Sompo Japan Insurance, Inc.	59,731
7,000	Sony Corp.	266,827
300	Sumco Corp.	6,870
3,000	Sumikin Bussan Corp.	11,435
7,000	Sumitomo Chemical Co. Ltd.	46,371
6,800	Sumitomo Corp.	92,357
4,300	Sumitomo Electric Industries Ltd.	52,474
2,300	Sumitomo Forestry Co. Ltd.	18,620
2,000	Sumitomo Heavy Industries Ltd.	12,620

18,000	Sumitomo Metal Industries Ltd.	$87,265
2,000	Sumitomo Metal Mining Co. Ltd.	25,832
45	Sumitomo Mitsui Financial Group, Inc.	353,054
2,000	Sumitomo Realty & Development Co. Ltd.	41,634
1,700	Sumitomo Rubber Industries Ltd.	13,605
7,000	Sumitomo Trust & Banking (The) Co. Ltd.	48,638
400	Suzuken Co. Ltd.	13,767
3,000	Suzuki Motor Corp.	65,782
1,550	T&D Holdings, Inc.	97,946
14,000	Taiheiyo Cement Corp.	27,848
17,000	Taisei Corp.	41,366
1,000	Taisho Pharmaceutical Co. Ltd.	20,678
1,000	Takashimaya Co. Ltd.	8,466
300	Takata Corp.	4,555
2,900	Takeda Pharmaceutical Co. Ltd.	154,276
970	Takefuji Corp.	13,372
500	TDK Corp.	30,069
7,000	Teijin Ltd.	21,178
300	Terumo Corp.	15,488
4,000	Tobu Railway Co. Ltd.	18,245
3,000	Toho Gas Co. Ltd.	17,236
4,300	Tohoku Electric Power Co., Inc.	95,281
3,800	Tokio Marine Holdings, Inc.	143,443
200	Tokyo Broadcasting System, Inc.	3,475
12,700	Tokyo Electric Power (The) Co., Inc.	349,564
400	Tokyo Electron Ltd.	22,575
17,000	Tokyo Gas Co. Ltd.	68,576
1,200	Tokyo Leasing Co. Ltd.	9,992
6,000	Tokyu Corp.	33,141
2,000	Tokyu Land Corp.	10,103
3,000	TonenGeneral Sekiyu K.K.	25,424
4,000	Toppan Printing Co. Ltd.	41,449
6,000	Toray Industries, Inc.	30,143
21,000	Toshiba Corp.	137,170
5,000	Tosoh Corp.	21,696
2,000	TOTO Ltd.	14,618
1,800	Toyo Seikan Kaisha Ltd.	32,591
200	Toyoda Gosei Co. Ltd.	5,505
300	Toyota Auto Body Co. Ltd.	5,296
200	Toyota Boshoku Corp.	4,432
1,300	Toyota Industries Corp.	37,646
17,100	Toyota Motor Corp.	737,254
1,700	Toyota Tsusho Corp.	33,659
5,000	Ube Industries Ltd.	18,041
3,000	UNY Co. Ltd.	31,559
5,000	Victor Co. of Japan Ltd.	9,113
15	West Japan Railway Co.	71,055
400	Yamada Denki Co. Ltd.	27,238
1,300	Yamaha Corp.	26,761
1,500	Yamaha Motor Co. Ltd.	25,397
2,000	Yamato Holdings Co. Ltd.	25,017
1,000	Yamazaki Baking Co. Ltd.	11,500
1,600	Yokogawa Electric Corp.	13,530
2,000	Yokohama Rubber (The) Co. Ltd.	9,733
		15,426,259
	Luxembourg—0.5%
4,034	ArcelorMittal	360,271
52	RTL Group S.A.	5,313

2,051	SES S.A.	$50,274
		415,858
	Netherlands—3.9%
21,224	Aegon N.V.	249,619
1,693	Akzo Nobel N.V.	97,498
1,304	ASML Holding N.V.	30,213
441	Corio N.V.	34,121
2,117	Corporate Express	30,223
770	CSM	25,722
3,394	European Aeronautic Defence and Space Co. N.V.	64,552
791	Heineken Holding N.V.	33,964
939	Heineken N.V.	43,850
292	Hunter Douglas N.V.	17,540
39,351	ING Groep N.V.	1,289,652
10,490	Koninklijke (Royal) KPN N.V.	183,474
6,693	Koninklijke (Royal) Philips Electronics N.V.	224,311
14,234	Koninklijke Ahold N.V.	162,678
1,084	Koninklijke BAM Groep N.V.	16,913
1,889	Koninklijke DSM N.V.	115,151
361	Nutreco Holding N.V.	24,107
1,484	Randstad Holding N.V.	42,210
826	SNS Reaal	13,919
2,205	TNT N.V.	77,614
8,902	Unilever N.V. CVA	246,397
188	Wereldhave N.V.	20,281
1,758	Wolters Kluwer N.V.	41,117
		3,085,126
	New Zealand—0.1%
1,863	Contact Energy Ltd.	11,458
3,706	Fletcher Building Ltd.	17,311
25,390	Telecom Corp. of New Zealand Ltd.	70,825
		99,594
	Norway—0.9%
320	Aker ASA, Class A	15,834
885	Aker Solutions ASA	20,948
5,930	DnB NOR ASA	76,593
350	Hafslund ASA, Class B	7,023
14,759	Norsk Hydro ASA	186,893
7,403	Norske Skogindustrier ASA	30,286
5,543	Orkla ASA	70,946
6,496	StatoilHydro ASA	213,619
3,370	Storebrand ASA	23,602
3,404	Telenor ASA	51,725
560	Yara International ASA	40,365
		737,834
	Portugal—0.3%
2,565	Banco BPI S.A.	9,725
17,955	Banco Comercial Portugues S.A., Class R	32,077
728	Banco Espirito Santo S.A.	10,955
1,627	Brisa	16,551
1,171	CIMPOR Cimentos de Portugal, SGPS S.A.	7,765

12,999	Energias de Portugal S.A.	$71,290
786	Galp Energia SGPS S.A, Class B	14,606
1,131	Jeronimo Martins, SGPS S.A.	9,194
7,808	Portugal Telecom, SGPS S.A.	86,008
8,719	Sonae SGPS S.A.	9,251
		267,422
	Singapore—0.6%
3,000	Capitaland Ltd.	12,497
2,000	City Developments Ltd.	16,780
5,000	DBS Group Holdings Ltd.	70,160
7,000	Fraser and Neave Ltd.	22,663
19,000	Hi-P International Ltd.	8,123
2,000	Keppel Corp. Ltd.	15,581
6,000	Neptune Orient Lines Ltd.	12,453
13,000	Oversea-Chinese Banking Corp. Ltd.	80,093
3,000	SembCorp Industries Ltd.	9,910
3,000	Singapore Airlines Ltd.	33,108
12,000	Singapore Press Holdings Ltd.	35,343
6,000	Singapore Technologies Engineering Ltd.	12,190
30,000	Singapore Telecommunications Ltd.	78,492
5,000	United Overseas Bank Ltd.	71,183
		478,576
	Spain—3.4%
1,139	Abertis Infraestructuras S.A.	24,276
78	Acciona S.A.	16,509
1,479	Acerinox S.A.	29,399
993	ACS Actividades de Construccion y Servicios S.A.	49,128
21,621	Banco Bilbao Vizcaya Argentaria S.A.	399,075
5,398	Banco de Sabadell S.A.	44,132
372	Banco Espanol de Credito S.A.	5,642
6,845	Banco Popular Espanol S.A.	75,080
37,282	Banco Santander S.A.	725,952
1,186	Bankinter S.A.	11,306
88	Compania Espanola de Petroleos S.A.	9,611
510	Enagas	13,225
414	Fomento de Construcciones y Contratas S.A.	21,917
787	Gas Natural SDG S.A.	38,471
495	Gestevision Telecinco S.A.	6,711
537	Grupo Ferrovial S.A.	27,406
14,387	Iberdrola S.A.	196,638
7,185	Iberia Lineas Aereas de Espana S.A.	21,636
688	Industria de Diseno Textil S.A.	33,331
2,924	Mapfre S.A.	14,645
163	Red Electrica Corporacion S.A.	9,855
10,106	Repsol YPF S.A.	340,902
555	Sacyr Vallehermoso S.A.	11,292
20,525	Telefonica S.A.	535,764
1,602	Union Fenosa S.A.	43,192
		2,705,095
	Sweden—2.4%
2,310	Assa Abloy AB, Class B	31,777
2,486	Atlas Copco AB, Class A	38,820
2,295	Atlas Copco AB, Class B	32,519
2,118	Boliden AB	12,564
5,169	Electrolux AB, Series B	62,779
966	Hennes & Mauritz AB, Class B	51,878

1,165	Holmen AB, Class B	$34,459
1,940	Husqvarna AB, Class B	16,189
2,391	Industrivarden AB, Class A	34,176
1,321	Industrivarden AB, Class C	17,026
6,921	Investor AB, Class B	151,819
1,300	Kinnevik Investment AB, Class B	19,656
175	Lundbergforetagen AB, Class B	9,095
1,300	NCC AB, Class B	17,132
14,991	Nordea Bank AB	214,274
4,829	Sandvik AB	63,637
2,600	SAS AB *	19,119
150	Scania AB, Class A	2,380
2,225	Scania AB, Class B	35,112
3,617	Securitas AB, Class B	42,137
3,896	Skandinaviska Enskilda Banken AB, Class A	80,795
4,115	Skanska AB, Class B	53,548
3,021	SKF AB, Class B	51,542
661	SSAB Svenskt Stal AB, Series A	18,350
227	SSAB Svenskt Stal AB, Series B	5,542
7,166	Svenska Cellulosa AB, Class B	81,705
3,676	Svenska Handelsbanken AB, Class A	93,848
2,366	Swedbank AB, Class A	49,652
2,398	Tele2 AB, Class B	42,201
18,245	Telefonaktiebolaget LM Ericsson, Class B	192,348
14,554	TeliaSonera AB	111,349
1,300	Trelleborg AB, Class B	22,448
4,913	Volvo AB, Class A	57,032
10,302	Volvo AB, Class B	125,121
		1,892,029
	Switzerland—5.1%
4,311	ABB Ltd.	114,520
1,120	Adecco S.A.	51,597
476	Baloise Holding AG	44,943
59	BKW FMB Energie AG	7,319
962	Ciba Holdings AG	25,280
4,816	Clariant AG	47,976
1,043	Compagnie Financiere Richemont S.A., Class A	62,749
9,056	Credit Suisse Group	455,824
24	Givaudan S.A.	19,615
50	Helvetia Holding AG	18,643
1,038	Holcim Ltd.	74,037
468	Julius Baer Holding AG	29,920
180	Kuehne & Nagel International AG	15,115
14,400	Nestle S.A.	633,160
10,554	Novartis AG	628,909
325	Pargesa Holding S.A.	33,802
369	Petroplus Holdings AG	14,978
2,219	Roche Holding AG	411,404
20	Roche Holding AG Bearer	3,926
121	Schindler Holding AG	8,475
85	Schindler Holding AG Participant Certificates	5,836
15	SGS S.A.	21,212
85	Swatch Group AG-Bearer	19,871
189	Swatch Group AG-Registered	8,332
506	Swiss Life Holding AG	130,845
3,004	Swiss Reinsurance	188,037
147	Swisscom AG	47,551
204	Syngenta AG	59,808
88	Synthes, Inc.	12,218
28,544	UBS AG	555,084

1,047	Zurich Financial Services AG	$276,985
		4,027,971
	United Kingdom—21.9%
3,682	3i Group PLC	65,789
16,348	Aegis Group PLC	35,298
7,154	Alliance & Leicester PLC	48,253
1,725	AMEC PLC	29,011
2,815	Anglo American PLC	162,882
1,339	Antofagasta PLC	15,344
1,616	Arriva PLC	22,408
2,830	Associated British Foods PLC	40,167
9,639	AstraZeneca PLC	471,237
33,968	Aviva PLC	339,464
15,597	BAE Systems PLC	139,033
2,813	Balfour Beatty PLC	22,122
68,590	Barclays PLC	459,240
6,375	Barratt Developments PLC	11,997
1,525	Bellway PLC	14,417
6,090	BG Group PLC	138,250
4,224	BHP Billiton PLC	141,659
169,740	BP PLC	1,753,480
23,311	Bradford & Bingley PLC	11,712
10,275	British Airways PLC	51,953
6,272	British American Tobacco PLC	227,114
4,629	British Land Co. PLC	64,416
4,311	British Sky Broadcasting Group PLC	38,791
85,888	BT Group PLC	295,866
2,120	Bunzl PLC	26,541
15,049	Cable & Wireless PLC	49,187
7,062	Cadbury PLC	83,795
4,647	Carnival PLC	163,577
1,497	Carphone Warehouse Group (The) PLC	5,608
25,219	Centrica PLC	157,238
1,625	Close Brothers Group PLC	19,233
17,466	Compass Group PLC	126,630
2,219	Daily Mail & General Trust N.V., Class A	13,989
12,669	Diageo PLC	220,971
57,771	DSG International PLC	51,497
2,127	easyJet PLC *	14,031
6,187	Electrocomponents PLC	19,027
4,368	Enterprise Inns PLC	26,823
3,434	Experian PLC	26,733
2,877	Firstgroup PLC	29,578
30,954	Friends Provident PLC	51,751
7,360	G4S PLC	28,138
8,287	GKN PLC	35,007
33,325	GlaxoSmithKline PLC	776,320
1,942	Hammerson PLC	36,950
11,182	Hays PLC	17,776
52,453	HBOS PLC	301,842
11,818	Home Retail Group PLC	50,859
101,472	HSBC Holdings PLC	1,686,439
1,387	ICAP PLC	13,806
3,034	IMI PLC	26,414
4,114	Imperial Tobacco Group PLC	154,024
4,107	Inchcape PLC	20,420
5,053	InterContinental Hotels Group PLC	66,663
5,222	International Power PLC	42,696
3,083	Investec PLC	20,673

39,105	ITV PLC	$32,999
20,798	J Sainsbury PLC	129,982
1,174	Johnson Matthey PLC	38,860
563	Kazakhmys PLC	16,718
7,960	Kesa Electricals PLC	23,731
68,125	Kingfisher PLC	159,779
34,188	Ladbrokes PLC	170,832
4,128	Land Securities Group PLC	105,649
78,620	Legal & General Group PLC	152,312
1,477	Liberty International PLC	27,444
66,005	Lloyds TSB Group PLC	386,037
16,569	Logica PLC	34,791
463	Lonmin PLC	22,241
4,987	Man Group PLC	60,705
13,419	Marks & Spencer Group PLC	68,714
10,492	Mitchells & Butlers PLC	51,491
5,443	Mondi PLC	27,090
1,077	National Express Group PLC	20,844
17,736	National Grid PLC	234,689
1,638	Next PLC	30,971
1,346	Northern Rock PLC (+)	—
31,116	Old Mutual PLC	59,850
6,747	Pearson PLC	86,940
2,009	Pennon Group PLC	25,490
3,320	Persimmon PLC	18,990
1,711	Provident Financial PLC	29,826
21,538	Prudential PLC	232,949
2,578	Punch Taverns PLC	13,048
17,801	Rank Group PLC	26,623
1,711	Reckitt Benckiser Group PLC	93,613
22,837	Rentokil Initial PLC	30,309
5,699	Rexam PLC	42,927
1,630	Rio Tinto PLC	172,421
9,112	Rolls-Royce Group PLC	64,664
201,058	Royal Bank of Scotland Group PLC	843,349
27,330	Royal Dutch Shell PLC, Class A	973,943
21,050	Royal Dutch Shell PLC, Class B	743,057
31,409	RSA Insurance Group PLC	82,066
2,939	SABMiller PLC	61,071
6,339	Sage Group (The) PLC	24,599
752	Schroders PLC	14,360
407	Schroders PLC Ntvg	7,063
4,832	Scottish & Southern Energy PLC	134,195
4,095	Segro PLC	33,218
2,023	Severn Trent PLC	53,338
1,569	Shire Ltd.	25,843
22,526	Signet Group PLC	22,422
2,243	Smith & Nephew PLC	24,037
2,938	Smiths Group PLC	60,934
5,900	Standard Chartered PLC	181,153
24,497	Standard Life PLC	110,518
4,122	Tate & Lyle PLC	31,906
13,640	Taylor Wimpey PLC	10,605
48,757	Tesco PLC	348,084
613	Thomson Reuters PLC	16,612
13,249	Tomkins PLC	32,544
1,262	Travis Perkins PLC	14,374
4,192	Trinity Mirror PLC	7,162
7,408	Tui Travel PLC	29,349
7,406	Unilever PLC	203,627
4,179	United Business Media Ltd.	46,855
6,157	United Utilities Group PLC	84,826

7,968	United Utilities Group PLC, Class B * (+)	$26,935
372	Vedanta Resources PLC	14,871
404,037	Vodafone Group PLC	1,088,886
1,843	Whitbread PLC	40,597
6,808	William Hill PLC	42,413
15,359	William Morrison Supermarkets PLC	78,800
10,043	Wolseley PLC	67,988
12,271	WPP Group PLC	117,588
1,312	Xstrata PLC	94,757
9,475	Yell Group PL	13,232
		17,464,845
	United States—0.0%
1,249	Dr Pepper Snapple Group, Inc. *	25,817

	Total Common Stocks and Other Equity Interests
	(Cost $89,311,801)	78,816,627

Principal		Interest	Maturity
Amount		Rate	Date

Loan Note (#) —0.0%
Netherlands—0.0%
$10,807	Akzo Nobel Loan Note (&) (+)
	(Cost $21,192)	—%	06/30/13	21,408

Number
of Shares

	Preferred Stocks —0.6%
	Germany—0.5%
526	Fresenius SE	42,840
1,319	Henkel AG & Co. KGaA	52,787
714	Porsche Automobil Holding SE	107,837
789	ProSieben SAT.1 Media AG	6,734
992	Volkswagen AG	155,365
		365,563
	Italy—0.1%
2,236	Istituto Finanziario Industriale SpA *	47,063
18,157	Unipol Gruppo Finanziario SpA	36,687
		83,750
	Total Preferred Stocks
	(Cost $495,132)	449,313

	Rights—0.1%
	France—0.1%
6,550	Suez Environnement S.A., expiring 10/22/08 *	$47,113

	Germany—0.0%
18,270	IKB Deutsche Industriebank AG, expiring 08/11/2008 *	29

	Total Rights
	(Cost $0)	47,142

	Money Market Fund—0.1%
85,305	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $85,305)	85,305

	Total Investments
	(Cost $89,913,430)(a)—99.8%	79,419,795
	Other assets less liabilities—0.2%	170,765
	Net Assets—100.0%	$79,590,560

ADR American Depository Receipt
REIT Real Estate Investment Trust
NVTG Non Voting
*	Non-income producing security.

(#)

In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 represented less than 0.1% of the Fund’s Net Assets.

(+)

Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 were $96,568, which represented 0.1% of the Fund’s Net Assets.

(&)	Non-income producing security acquired through a corporate action.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $90,154,596. The net unrealized depreciation was $10,734,801 which consisted of aggregate gross unrealized appreciation of $1,702,825 and aggregate gross unrealized depreciation of $12,437,626.

Sector Breakdown
As of July 31, 2008

% of
Net Assets
Financials	31.4
Consumer Discretionary	12.0
Energy	10.1
Industrials	10.1
Materials	7.4
Telecommunications Services	7.0
Consumer Staples	6.6
Utilties	6.3
Health Care	4.8
Information Technology	4.0
Money Market Fund	0.1
Other	0.2

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Australia—7.0%
11,643	Abacus Property Group	$13,031
2,398	ABB Grain Ltd.	18,044
13,010	ABC Learning Centres Ltd.	8,872
2,593	Adelaide Brighton Ltd.	8,536
1,351	Alesco Corp. Ltd.	8,310
35,835	Allco Finance Group Ltd.	15,673
1,639	Ansell Ltd.	15,724
9,404	APA Group	26,446
2,358	APN News & Media Ltd.	6,964
884	Aquarius Platinum Ltd.	8,988
3,277	Aristocrat Leisure Ltd.	14,949
1,459	ASX Ltd.	47,480
3,464	Austereo Group Ltd.	4,626
10,794	Australand Property Group	6,701
7,824	Australian Infrastructure Fund	16,410
9,179	Australian Pharmaceutical Industries Ltd.*	6,734
21,486	AWB Ltd.	56,988
45,346	Babcock & Brown Infrastructure Group	38,385
1,344	Babcock & Brown Ltd.	8,292
9,421	Babcock & Brown Wind Partners	14,310
1,925	Bank of Queensland Ltd.	26,398
2,855	Bendigo and Adelaide Bank Ltd.	29,001
1,968	Billabong International Ltd.	18,880
7,070	Bunnings Warehouse Property Trust	12,368
4,547	Centennial Coal Co. Ltd.	22,153
66,306	Centro Properties Group	16,838
12,447	Challenger Financial Services Group Ltd.	27,394
6,145	City Pacific Ltd.	1,850
338	Cochlear Ltd.	14,051
43,877	Commonwealth Property Office Fund	55,918
3,697	Computershare Ltd.	30,426
1,377	Corporate Express Australia Ltd.	7,253
1,620	Crane Group Ltd.	19,808
9,529	CSR Ltd.	18,911
7,381	David Jones Ltd.	23,603
24,746	Dexus Property Group	32,585
5,836	Downer EDI Ltd.	37,929
21,244	Envestra Ltd.	15,385
4,917	FKP Property Group	21,042
708	Flight Centre Ltd.	12,239
18,701	Futuris Corp. Ltd.	22,338
26,421	Goodman Fielder Ltd.	32,554
11,587	Great Southern Ltd.	9,427
7,417	Gunns Ltd.	16,533
6,984	GWA International Ltd.	17,539
7,655	Harvey Norman Holdings Ltd.	23,400

3,520	Healthscope Ltd.	$14,435
3,621	Hills Industries Ltd.	11,375
7,540	Iluka Resources Ltd.	34,040
189	Incitec Pivot Ltd.	29,153
24,709	ING Industrial Fund	32,071
33,692	ING Office Fund	45,632
5,507	Macquarie Capital Alliance Group	16,989
7,050	Macquarie Communications Infrastructure Group	19,230
43,023	Macquarie CountryWide Trust	36,014
39,243	Macquarie DDR Trust	9,228
4,209	Macquarie Media Group Ltd.	14,054
2,787	Minara Resources Ltd.	5,085
707	Newcrest Mining Ltd.	19,603
1,894	Nufarm Ltd.	30,017
9,272	Oil Search Ltd.	49,971
8,715	OneSteel Ltd.	55,576
5,561	OZ Minerals Ltd.	10,461
15,036	Pacific Brands Ltd.	27,365
2,404	Paladin Energy Ltd.*	12,323
656	Perpetual Ltd.	25,149
2,253	Primary Health Care Ltd.	10,977
1,622	Ramsay Health Care Ltd.	14,645
1,894	Seven Network Ltd.	13,147
22,333	Sigma Pharmaceuticals Ltd.	20,900
2,600	Sims Group Ltd.	81,189
3,543	Sonic Healthcare Ltd.	46,253
16,263	SP AusNet	17,438
7,386	Spotless Group Ltd.	19,660
5,021	Ten Network Holdings Ltd.	7,084
1,517	Transfield Services Ltd.	10,701
1,403	Transpacific Industries Group Ltd.	9,501
2,108	United Group Ltd.	26,469
22,213	Valad Property Group	11,491
711	West Australian Newspapers Holdings Ltd.	5,945
1,000	WorleyParsons Ltd.	30,088
		1,734,545
	Austria—0.8%
98	Agrana Beteiligungs AG	8,558
398	Andritz AG	23,908
63	A-TEC Industries AG*	5,764
2,553	Austrian Airlines AG*	16,212
778	CA Immobilien Anlagen AG*	14,324
141	Flughafen Wien AG	12,007
13	Lenzing AG	6,619
160	Mayr-Melnhof Karton AG	14,599
3,596	Meinl European Land Ltd.*	35,964
450	Oesterreichische Post AG	16,113
112	Palfinger AG	2,700
387	RHI AG*	18,567
256	Semperit AG Holding	9,602
148	Zumtobel AG	2,660
		187,597

	Belgium—1.4%
247	Ackermans & Van Haaren N.V.	$26,298
233	Barco N.V.	9,652
279	Befimmo S.C.A. Sicafi	30,036
314	Bekaert N.V.	47,934
323	Brederode S.A.	10,482
22	Cie du Bois Sauvage	11,492
157	Cofinimmo	29,709
125	Compagnie d’Entreprises CFE	12,480
257	Compagnie Maritime Belge S.A.	15,137
433	Euronav N.V.	19,437
280	Exmar N.V.	7,191
163	GIMV N.V.	10,155
320	Omega Pharma S.A.	13,935
474	Recticel S.A.	6,035
2,390	RHJ International*	26,849
1,230	Telenet Group Holding N.V.	26,925
742	Tessenderlo Chemie N.V.	35,854
		339,601
	Bermuda—0.3%
5,064	Catlin Group Ltd.	33,103
29,000	Macquarie International Infrastructure Fund Ltd.	16,108
1,100	Seadrill Ltd.	33,162
		82,373
	Canada—6.9%
247	AGF Management Ltd., Class B	5,284
280	Agnico-Eagle Mines Ltd.	15,317
701	Agrium, Inc.	61,506
549	Astral Media, Inc.	16,574
3,226	Biovail Corp.	32,400
409	Boardwalk Real Estate Investment Trust	15,641
1,801	CAE, Inc.	19,423
1,152	Calloway REIT	21,680
1,170	Cameco Corp.	41,710
1,059	Canadian Apartment Properties REIT	17,503
830	Canadian REIT	23,470
4,025	Canfor Corp.*	29,592
3,253	Cascades, Inc.	16,780
22,067	Catalyst Paper Corp.*	23,669
544	CCL Industries, Inc., Class B	15,913
450	Centerra Gold, Inc.*	2,282
1,391	Chartwell Seniors Housing REIT	10,959
580	CHC Helicopter Corp., Class A	17,492
864	CML Healthcare Income Fund	11,963
638	Cominar REIT	13,282
1,620	Compton Petroleum Corp.*	16,602
396	Corus Entertainment, Inc., Class B	7,004
12,437	Cott Corp.*	41,111
1,052	Dorel Industries, Inc., Class B	32,723
1,313	Dundee Corp., Class A*	16,516
486	Dundee REIT	15,496
549	DundeeWealth, Inc.	7,548

335	Duvernay Oil Corp.*	$26,884
2,394	Emera, Inc.	54,483
1,622	Ensign Energy Services, Inc.	33,451
1,366	Extendicare REIT	9,590
422	First Capital Realty, Inc.	9,300
235	First Quantum Minerals Ltd.	16,152
320	FirstService Corp.*	5,298
730	Flint Energy Services Ltd.*	13,759
1,356	Fortis, Inc.	35,766
701	Forzani Group (The) Ltd., Class A	9,187
562	Gildan Activewear, Inc.*	14,270
2,055	H&R REIT	35,968
708	Harry Winston Diamond Corp.	15,015
1,215	Highpine Oil & Gas Ltd.*	14,738
1,274	HudBay Minerals, Inc.*	12,286
2,775	IAMGOLD Corp.	18,481
1,274	Industrial Alliance Insurance and Financial Services, Inc.	42,634
227	Inmet Mining Corp.	14,372
1,658	InnVest REIT	15,116
1,945	Kingsway Financial Services, Inc.	13,541
1,354	Kinross Gold Corp.	24,649
533	Laurentian Bank of Canada	21,828
1,869	Linamar Corp.	21,960
3,763	Lundin Mining Corp.*	20,364
305	MacDonald Dettwiler & Associates Ltd.*	9,588
3,804	Maple Leaf Foods, Inc.	39,169
1,281	Martinrea International, Inc.*	6,758
1,809	MDS, Inc.*	25,365
1,744	Methanex Corp.	46,817
903	Morguard REIT	11,658
228	Northbridge Financial Corp.	7,285
469	Open Text Corp.*	14,588
899	OPTI Canada, Inc.*	17,041
416	Paramount Resources Ltd., Class A*	6,555
880	Primaris Retail REIT	14,587
1,073	Reitmans Canada Ltd., Class A	16,604
3,248	RONA, Inc.*	36,231
1,441	Rothmans, Inc.	41,731
1,236	Russel Metals, Inc.	33,457
1,023	Saputo, Inc.	26,434
670	Savanna Energy Services Corp.	13,550
456	ShawCor Ltd.	14,735
1,912	Sherritt International Corp.	19,744
1,026	Sino-Forest Corp.*	16,307
899	SNC-Lavalin Group, Inc.	48,817
392	TMX Group, Inc.	14,984
678	Toromont Industries Ltd.	20,230
1,908	Torstar Corp., Class B	21,916
620	Transat AT, Inc., Class B	11,740
2,014	Transcontinental, Inc., Class A	29,477
2,535	Viterra, Inc.*	29,909
1,067	West Fraser Timber Co. Ltd.	34,261
1,205	WestJet Airlines Ltd.*	17,155

903	Yamana Gold, Inc.	$11,147
		1,706,372
	China—0.3%
9,405	Agile Property Holdings Ltd.	8,860
69,965	Brilliance China Automotive Holdings Ltd.*	7,802
24,566	China Oriental Group Co. Ltd.	13,539
7,000	Country Garden Holdings Co.	4,217
5,500	Greentown China Holdings Ltd.	4,723
15,000	Kingboard Laminates Holdings Ltd.	8,786
6,000	New World Department Store China Ltd.*	4,852
5,000	Nine Dragons Paper Holdings Ltd.	3,909
18,173	Samson Holding Ltd.	2,562
5,500	Shimao Property Holdings Ltd.	6,873
6,500	Shui On Land Ltd.	5,898
1,000	Yanlord Land Group Ltd.	1,403
		73,424
	Cyprus—0.0%
1,607	Prosafe Production Public Ltd.*	6,731

	Denmark—2.0%
303	ALK-Abello A/S	38,145
159	Almindelig Brand A/S*	6,434
466	Auriga Industries, Class B	18,613
251	Bang & Olufsen A/S, Class B	11,758
262	Coloplast A/S, Class B	22,163
25	D/S Norden A/S	2,457
1,098	Dampskibsselskabet Torm A/S	35,706
124	Dfds A/S	16,052
2,208	DSV A/S	47,560
330	FLSmidth & Co. A/S	32,125
3,136	GN Store Nord	15,871
600	H. Lundbeck A/S	15,371
814	Jyske Bank A/S*	51,663
180	NKT Holding A/S	12,140
324	Novozymes A/S, Class B	30,761
108	Rockwool International A/S, Class B	12,603
175	Schouw & Co.	7,027
643	Spar Nord Bank A/S	10,556
714	Sydbank A/S	27,250
265	Topdanmark A/S*	38,737
326	Vestas Wind Systems A/S*	43,086
28	William Demant Holding*	1,707
		497,785
	Finland—1.7%
1,610	Ahlstrom Oyj	34,917
1,522	Amer Sports Oyj, Class A	26,502
728	Cargotec Corp., Class B	24,092
1,213	Finnair Oyj	10,087
835	Finnlines Oyj	17,067
822	HKScan Oyj	9,209

4,647	Huhtamaki Oyj	$39,660
446	Konecranes Oyj	17,905
186	Lemminkainen Oyj	7,244
913	Nokian Renkaat Oyj	39,715
3,372	Oriola-KD Oyj, Class B	12,785
1,713	Orion Oyj, Class B	35,173
416	Poyry Oyj	10,969
591	Ramirent Oyj	4,564
1,258	Sponda Oyj	11,639
440	Stockmann Oyj Abp, Class B	13,607
2,647	TietoEnator Oyj	54,102
1,550	Uponor Oyj	23,434
2,149	YIT Oyj	36,983
		429,654
	France—3.4%
2,515	Altran Technologies S.A.*	21,896
83	April Group	4,157
346	Beneteau S.A.	6,986
119	BioMerieux	13,300
75	Bonduelle S.C.A.	6,758
152	Bongrain S.A.	11,979
556	Bourbon S.A.	32,271
3,353	Bull S.A.*	11,405
1,877	Canal Plus	19,856
344	Carbone Lorraine	19,714
794	Cie Generale de Geophysique-Veritas*	31,405
186	Clarins	16,104
314	Club Mediterranee*	14,056
134	Compagnie des Alpes	6,289
349	Compagnie Plastic-Omnium S.A.	10,482
409	Dassault Systemes S.A.	26,649
2,500	Derichebourg	20,010
83	EDF Energies Nouvelles S.A.	5,828
1,249	Etablissements Maurel et Prom	28,958
361	Etam Developpement S.A.	10,983
915	Euro Disney S.C.A.*	12,420
227	Fimalac	15,761
607	Generale de Sante	12,265
157	Geodis	31,850
251	Groupe Partouche*	2,859
380	Groupe Steria S.C.A.	8,870
93	Guyenne et Gascogne S.A.	10,376
8,376	Havas S.A.	32,410
40	Iliad S.A.	4,432
376	IMS-Intl Metal Service	10,008
119	Ipsen	6,376
410	IPSOS	14,381
216	Kaufman & Broad S.A.	9,976
314	Manitou BF S.A.	9,210
303	Mercialys S.A.	13,814
415	Neopost S.A.	41,511
416	Nexity	9,353
122	Norbert Dentressangle	10,469
654	NRJ Group	7,051

112	Pierre & Vacances	$11,110
245	Remy Cointreau S.A.	12,079
2,207	Rhodia S.A.	42,458
164	Rubis	15,059
457	SEB S.A.	25,719
648	Societe BIC S.A.	33,081
135	Societe Immobiliere de Location pour l’Industrie et le Commerce	17,988
2,172	SOITEC*	12,979
98	Sopra Group S.A.	7,567
59	Sperian Protection	6,791
88	Spir Communication	4,490
830	Teleperformance	32,038
216	Trigano S.A.	3,013
253	UbiSoft Entertainment S.A.*	25,062
88	Union Financiere de France BQE S.A.	3,835
		835,747
	Germany—3.3%
1,023	Aareal Bank AG	24,788
1,163	Air Berlin PLC*	6,224
386	Bechtle AG	10,859
215	Carl Zeiss Meditec AG	3,341
299	Comdirect Bank AG	3,298
285	Demag Cranes AG	15,692
592	Deutsche Euroshop AG	21,254
551	Deutsche Wohen AG	6,680
2,556	Deutz AG	19,342
822	Douglas Holding AG	38,976
367	Draegerwerk AG & Co. KGaA	21,702
199	Duerr AG	7,390
474	ElringKlinger AG	12,987
1,937	Epcos AG	53,945
140	Fielmann AG	11,488
1,286	Freenet AG*	23,476
141	Fuchs Petrolub AG	13,198
148	GFK AG	5,459
699	Gildemeister AG	20,144
259	Indus Holding AG	7,383
83	Interseroh AG zur Verwertung von Sekundaerrohstoffen	7,440
872	IVG Immobilien AG	16,599
1,464	Jenoptik AG*	12,906
433	Kloeckner & Co. AG	21,862
163	Kloeckner-Werke AG	4,313
586	Koenig & Bauer AG	16,567
199	Krones AG	15,819
707	KUKA AG	16,933
654	Leoni AG	27,184
633	Medion AG	10,983
960	MLP AG	17,420
116	MPC Muenchmeyer Petersen Capital AG	5,375
602	MTU Aero Engines Holding AG	18,691
227	MVV Energie AG	11,107
1,105	Norddeutsche Affinerie AG	59,723
329	Pfleiderer AG	3,947
1,522	Praktiker Bau- und Heimwerkermaerkte AG	24,578

619	Premiere AG*	$11,232
53	Puma AG Rudolf Dassler Sport	17,164
35	Rational AG	6,526
580	Rhoen Klinikum AG	18,687
497	SGL Carbon AG*	33,329
256	Sixt AG	8,999
177	Software AG	13,535
235	Solarworld AG	11,073
452	Stada Arzneimittel AG	23,463
857	Symrise AG	14,722
288	Takkt AG	4,898
498	United Internet AG	9,627
111	Vossloh AG	14,387
300	Wincor Nixdorf AG	22,557
		829,272
	Gibralter—0.0%
1,141	PartyGaming PLC*	5,012

	Greece—0.5%
2,094	Agricultural Bank of Greece	7,645
544	Athens Water Supply & Sewage (The) Co. S.A.	8,420
681	Attica Holdings S.A.	4,781
81	Babis Vovos International Construction S.A.	2,477
593	Ellaktor SA	6,643
749	Elval Aluminium Process Co.	1,987
439	Emporiki Bank of Greece S.A.*	9,521
191	Hellenic Duty Free Shops S.A.	3,218
336	Heracles General Cement Co.	6,826
1,123	Intracom Holdings S.A.	3,101
343	Intralot SA-Integrated Lottery Systems & Services	5,352
527	Motor Oil (Hellas) Corinth Refineries S.A.	10,574
105	Mytilineos Holdings S.A.	1,291
417	Piraeus Bank S.A.	12,531
552	Sidenor Steel Products Manufacturing Co. S.A.	8,647
3,878	Technical Olympic S.A.* (+)	3,630
223	Titan Cement Co. S.A.	8,851
823	Viohalco	7,371
		112,866
	Guernsey—0.1%
6,539	HSBC Infrastructure Co. Ltd.	15,868

	Hong Kong—4.4%
24,000	Allied Properties HK Ltd.	3,537
2,812	ASM Pacific Technology Ltd.	20,273
11,855	Beijing Enterprises Holdings Ltd.	44,975
8,935	Cafe de Coral Holdings Ltd.	16,949
22,213	Champion REIT	10,591
2,411	Chaoda Modern Agriculture Holdings Ltd.	2,797
10,000	Chevalier International Holdings Ltd.	10,100
13,000	China Agri-Industries Holdings Ltd.*	9,281
22,532	China Foods Ltd.	10,021
1,000	China Insurance International Holdings Co. Ltd.	2,292

5,134	China Mengniu Dairy Co. Ltd.	$15,200
12,673	China Overseas Land & Investment Ltd.	22,707
28,715	China Power International Development Ltd.	9,090
9,168	China Resources Land Ltd.	12,150
2,207	China Resources Power Holdings Co.	4,945
25,799	China Travel International Investment Hong Kong Ltd.	6,977
1,392	Chong Hing Bank Ltd.	3,657
10,000	Chow Sang Sang Holdings	9,677
29,387	CITIC International Financial Holdings Ltd.	23,955
47,231	CNPC Hong Kong Ltd.	20,279
4,898	Dah Sing Banking Group Ltd.	8,475
2,527	Dah Sing Financial Group	19,789
55,641	Denway Motors Ltd.	19,897
18,710	Digital China Holdings Ltd.	12,206
627,006	Enerchina Holdings Ltd.	16,715
33,328	First Pacific Co. Ltd.	19,179
49,196	Fountain Set Holdings Ltd.	4,918
9,495	Fubon Bank Hong Kong Ltd.	6,060
10,972	Galaxy Entertainment Group Ltd.*	4,613
47,315	Giordano International Ltd.	19,284
32,490	Global Bio-Chem Technology Group Co. Ltd.	12,284
30,000	GOME Electrical Appliances Holdings Ltd.	12,650
24,508	Guangdong Investment Ltd.	9,549
83,848	Guangzhou Investment Co. Ltd.	12,359
1,388	Hengan International Group Co. Ltd.	4,225
13,378	HKR International Ltd.	6,104
129	Hong Kong Aircraft Engineering Co. Ltd.	1,786
9,361	Hongkong and Shanghai Hotels (The) Ltd.	14,421
14,583	Hopewell Highway Infrastructure Ltd.	11,214
11,215	Hopewell Holdings Ltd.	40,535
2,206	Hopson Development Holdings Ltd.	2,347
60,000	Hutchison Harbour Ring Ltd.	5,460
22,575	I-CABLE Communications Ltd.	3,270
308,000	IDT International Ltd.*	11,843
6,124	Industrial and Commercial Bank of China (Asia) Ltd.	14,583
46,583	Johnson Electric Holdings Ltd.	19,822
12,000	K Wah International Holdings Ltd.	4,583
8,500	Kingboard Chemical Holdings Ltd.	40,854
5,313	Kowloon Development Co. Ltd.	8,716
2,400	Lee & Man Paper Manufacturing Ltd.	2,842
2,500	Lifestyle International Holdings Ltd.	3,768
1,000	Mandarin Oriental International Ltd.	1,770
20,000	Minmetals Resources Ltd.	5,511
14,000	Next Media Ltd.	4,091
6,000	NWS Holdings Ltd.	12,889
44,129	Oriental Press Group	6,844
12,560	Pacific Basin Shipping Ltd.	17,837
22,155	Pacific Century Premium Developments Ltd.	7,951
12,082	Public Financial Holdings Ltd.	6,721
26,000	PYI Corp. Ltd.	3,666
126,000	Regal Hotels International Holdings Ltd.	6,056
4,943	Road King Infrastructure Ltd.	5,005
5,136	Shanghai Industrial Holdings Ltd.	14,679
10,509	Shangri-La Asia Ltd.	22,601
20,902	Shenzhen Investment Ltd.	7,233
10,174	Shun Tak Holdings Ltd.	8,006

10,379	Sinofert Holdings Ltd.	$7,503
1,340,000	Sino-I Technology Ltd.*	11,679
91,347	Sinolink Worldwide Holdings	12,176
22,708	Sinopec Kantons Holdings Ltd.	3,580
19,766	SmarTone Telecommunications Holdings Ltd.	19,051
211,719	Solomon Systech International Ltd.	7,462
5,000	Sun Hung Kai & Co. Ltd.	4,178
421,112	TCL Communication Technology Holdings Ltd.*	10,147
187,723	TCL Multimedia Technology Holdings Ltd.*	6,737
37,318	Techtronic Industries Co.	35,490
5,025	Television Broadcasts Ltd.	28,209
12,857	Texwinca Holdings Ltd.	11,337
9,982	Tianjin Development Holdings Ltd.	6,141
13,386	Tingyi Cayman Islands Holding Corp.	16,127
59,357	TPV Technology Ltd.	30,507
2,000	Truly International Holdings	1,635
5,870	VTech Holdings Ltd.	35,887
2,425	Wing Hang Bank Ltd.	32,604
1,704	Wing Lung Bank Ltd.	33,437
4,760	Wing On Co. International Ltd.	8,468
		1,087,019
	Ireland—1.0%
2,359	AER Lingus*	5,337
3,868	C&C Group PLC	18,105
1,047	DCC PLC	24,830
416	FBD Holdings PLC	9,704
22,895	Fyffes PLC	18,218
2,101	Glanbia PLC	15,243
3,423	Grafton Group PLC	19,761
2,839	Greencore Group PLC	8,779
1,147	Iaws Group PLC	26,486
9,990	Independent News & Media PLC	24,004
1,175	Kerry Group PLC, Class A	32,596
1,558	Kingspan Group PLC	15,188
7,247	United Drug PLC	41,384
		259,635
	Italy—2.7%
1,216	ACEA SpA	21,667
621	AcegasAps SpA	4,680
16,973	Alitalia SpA* (+)	11,785
878	Ansaldo STS SpA	13,124
3,272	Arnoldo Mondadori Editore SpA	19,731
1,123	Astaldi SpA	8,691
1,640	Autostrada Torino-Milano SpA	27,456
4,105	Banca Italease SpA*	34,106
1,363	Banca Popolare dell’Etruria e del Lazio	14,089
882	Banco di Desio e della Brianza SpA	7,995
17,111	Beni Stabili SpA	18,715
503	Brembo SpA	5,505
1,873	Bulgari SpA	20,530
4,060	Caltagirone Editore SpA	23,882
690	Caltagirone SpA	4,931

1,459	Cementir Holding SpA	$8,832
28,872	Cofide SpA	32,074
2,061	Credito Artigiano SpA	7,766
1,274	Credito Emiliano SpA	11,310
1,090	Danieli & Co. Rnc SpA	24,150
177	Danieli & Co. SpA	5,833
1,921	Davide Campari-Milano SpA	15,930
719	ERGO Previdenza SpA	3,691
598	Esprinet SpA	2,976
206	Fastweb	6,271
7,504	Gemina SpA	9,197
320	Geox SpA	3,605
2,400	Gruppo Coin SpA*	11,861
5,144	Gruppo Editoriale L’Espresso SpA	12,248
5,753	IMMSI SpA	6,481
6,157	Impregilo SpA	30,501
1,783	Indesit Co. SpA	18,333
1,756	Interpump Group SpA	15,562
5,787	Iride SpA	15,359
7,890	KME Group SpA	9,854
1,111	Marazzi Group SpA (+)	13,174
654	MARR SpA	5,786
728	Permasteelisa SpA	15,879
3,876	Piaggio & C. SpA	8,424
2,407	Piccolo Credito Valtellinese Scarl	24,035
503	Pirelli & C Real Estate SpA	10,202
10,487	RCS MediaGroup SpA	23,693
1,403	Recordati SpA	10,310
1,409	Risanamento SpA	2,893
7,867	Safilo Group SpA	11,919
92,986	Seat Pagine Gialle SpA	10,605
824	Societa Iniziative Autostradali e Servizi SpA	9,257
1,010	Sogefi SpA	3,810
5,630	Sorin SpA*	6,685
92,484	Telecom Italia Media SpA	13,203
4,145	Tiscali SpA*	10,121
104	Tod’s SpA	5,928
		674,645
	Japan—35.1%
100	ABC-Mart, Inc.	2,498
12	Accordia Golf Co. Ltd.	12,845
2,200	ADEKA Corp.	17,403
1,100	Aderans Holdings Co. Ltd.	19,520
1,700	Aeon Credit Service Co. Ltd.	21,752
500	Aeon Mall Co. Ltd.	14,942
700	Ahresty Corp.	7,415
1,300	Aica Kogyo Co. Ltd.	11,643
100	Aichi Bank (The) Ltd.	7,957
5,000	Aichi Machine Industry Co. Ltd.	14,109
1,000	Aichi Steel Corp.	4,422
1,000	Air Water, Inc.	12,536
600	Aisan Industry Co. Ltd.	4,852
2,200	Akebono Brake Industry Co. Ltd.	13,536
5,000	Akita Bank (The) Ltd.	20,817

600	Alpen Co. Ltd.	$11,036
1,200	Alpine Electronics, Inc.	12,712
1,200	Amano Corp.	10,025
11,000	Ando Corp.	20,965
1,000	Anritsu Corp.	2,748
2,300	AOC Holdings, Inc.	21,173
500	AOKI Holdings, Inc.	7,096
5,000	Aomori Bank (The) Ltd.	19,892
1,700	Aoyama Trading Co. Ltd.	30,073
700	Arcs Co. Ltd.	9,974
700	Arnest One Corp.	2,694
4,600	Arrk Corp.	11,917
700	Asatsu-DK, Inc.	19,105
1,000	Asics Corp.	9,335
100	ASKUL Corp.	1,648
1,200	Autobacs Seven Co. Ltd.	30,198
600	Avex Group Holdings, Inc.	7,339
5,000	Awa Bank (The) Ltd.	27,340
1,000	Bando Chemical Industries Ltd.	3,729
700	Bank of Ikeda (The) Ltd.	24,351
100	Bank of Iwate (The) Ltd.	5,708
5,000	Bank of Nagoya (The) Ltd.	29,606
500	Bank of Okinawa (The) Ltd.	18,504
5,000	Bank of Saga (The) Ltd.	16,746
1,700	Bank of the Ryukyus Ltd.	14,973
1,400	Belluna Co. Ltd.	5,440
3,000	Best Denki Co. Ltd.	17,819
5,000	Bosch Corp.	27,478
1,000	Bunka Shutter Co. Ltd.	3,895
100	Canon Electronics, Inc.	2,072
500	Canon Finetech, Inc.	6,426
500	Capcom Co. Ltd.	15,636
5,000	Central Finance Co. Ltd.	12,583
6,000	Central Glass Co. Ltd.	23,815
600	Chiba Kogyo Bank (The) Ltd.*	7,849
700	Chiyoda Co. Ltd.	11,191
1,000	Chiyoda Corp.	10,547
12,000	Chori Co. Ltd.	14,988
600	Chudenko Corp.	9,337
5,000	Chuetsu Pulp & Paper Co. Ltd.	9,252
1,000	Chukyo Bank (The) Ltd.	2,776
1,100	Circle K Sunkus Co. Ltd.	19,133
1,300	CKD Corp.	7,000
1,000	Clarion Co. Ltd.	1,712
1,100	Cleanup Corp.	6,432
1,200	CMK Corp.	7,927
1	Coca-Cola Central Japan Co. Ltd.	7,281
1,200	Coca-Cola West Holdings Co. Ltd.	26,479
5,000	COMSYS Holdings Corp.	44,641
100	Corona Corp.	1,328
1,300	CSK Holdings Corp.	25,799
1,800	Culture Convenience Club Co. Ltd.	9,692
700	Daibiru Corp.	6,684
1,000	Dai-Dan Co. Ltd.	5,782
500	Daifuku Co. Ltd.	4,390
5,000	Daiken Corp.	9,530

5,000	Daikyo, Inc.	$6,569
1,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,747
6,000	Dainippon Screen Manufacturing Co. Ltd.	22,038
1,000	Dainippon Sumitomo Pharma Co. Ltd.	8,336
6,000	Daio Paper Corp.	45,853
1,000	Daisan Bank (The) Ltd.	3,368
7,000	Daishi Bank (The) Ltd.	29,208
500	Daiwabo Information System Co. Ltd.	8,738
1,800	DCM Japan Holdings Co. Ltd.	14,472
13,000	Denki Kagaku Kogyo Kabushiki Kaisha	38,729
100	Disco Corp.	3,997
1,200	Don Quijote Co. Ltd.	22,427
6,000	DOWA Holdings Co. Ltd.	40,191
1,800	Duskin Co. Ltd.	30,942
100	Dydo Drinco, Inc.	3,183
22	eAccess Ltd.	11,419
500	Earth Chemical Co. Ltd.	12,721
13,000	Ebara Corp.	39,932
3,500	EDION Corp.	31,346
5,000	Ehime Bank (The) Ltd.	17,116
6,000	Eighteenth Bank (The) Ltd.	22,316
100	Eizo Nanao Corp.	1,985
500	Exedy Corp.	11,149
1,000	Ezaki Glico Co. Ltd.	11,685
1,200	FamilyMart Co. Ltd.	52,403
1,100	Fancl Corp.	13,088
600	FCC Co. Ltd.	10,253
500	FP Corp.	13,716
600	Fuji Co. Ltd.	10,636
6,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	17,486
2,300	Fuji Oil Co. Ltd.	24,344
500	Fuji Seal International, Inc.	8,891
1,300	FUJI SOFT, INC.	21,469
1,000	Fujitec Co. Ltd.	5,348
600	Fujitsu Business Systems Ltd.	7,688
1,000	Fujitsu General Ltd.	3,914
1,000	Fukuda Corp.	3,451
5,000	Fukui Bank (The) Ltd.	15,497
5,000	Fukuyama Transporting Co. Ltd.	17,301
600	Funai Electric Co. Ltd.	18,708
7,000	Furukawa Co. Ltd.	11,269
6,000	Furukawa-Sky Aluminum Corp.	15,155
1,200	Futaba Corp.	20,939
1,300	Futaba Industrial Co. Ltd.	25,619
12	Geo Corp.	12,912
1,100	Glory Ltd.	24,273
5,000	Godo Steel Ltd.	15,405
290	Goldcrest Co. Ltd.	4,923
71	Goodwill Group (The), Inc.	2,831
7,000	GS Yuasa Corp.	33,224
220	Gulliver International Co. Ltd.	5,465
5,000	Gunze Ltd.	21,372
5,000	H2O Retailing Corp.	32,382
600	Hamamatsu Photonics KK	15,987
1,200	Heiwa Corp.	11,435
3,000	Heiwa Real Estate Co. Ltd.	13,184

1,100	Heiwado Co. Ltd.	$17,342
1,000	Higashi-Nippon Bank (The) Ltd.	3,710
5,000	Higo Bank (The) Ltd.	28,219
100	Hikari Tsushin, Inc.	3,062
100	Hirose Electric Co. Ltd.	9,502
600	HIS Co. Ltd.	8,677
500	Hisamitsu Pharmaceutical Co., Inc.	20,909
5,000	Hitachi Cable Ltd.	17,486
500	Hitachi Information Systems Ltd.	10,570
1,300	Hitachi Koki Co. Ltd.	17,308
1,000	Hitachi Kokusai Electric, Inc.	7,531
1,100	Hitachi Maxell Ltd.	13,882
6,000	Hitachi Plant Technologies Ltd.	21,539
500	Hitachi Software Engineering Co. Ltd.	11,519
700	Hitachi Transport System Ltd.	9,676
35,500	Hitachi Zosen Corp.*	40,399
5,000	Hokkan Holdings Ltd.	15,358
6,000	Hokkoku Bank (The) Ltd.	20,539
5,000	Hokuetsu Bank (The) Ltd.	11,704
3,500	Hokuetsu Paper Mills Ltd.	14,993
500	Horiba Ltd.	10,964
1,300	Hosiden Corp.	21,337
1,200	House Foods Corp.	19,685
5,000	Hyakugo Bank (The) Ltd.	30,208
6,000	Hyakujushi Bank (The) Ltd.	33,862
500	Iida Home Max	2,683
700	Iino Kaiun Kaisha Ltd.	6,017
600	Inaba Denki Sangyo Co. Ltd.	16,598
4,700	Inabata & Co. Ltd.	24,134
7,000	Iseki & Co. Ltd.	15,932
6,000	Ishihara Sangyo Kaisha Ltd.	9,159
1,716	IT Holdings Corp.*	30,800
1,200	Ito En Ltd.	17,797
4,600	Itochu Enex Co. Ltd.	29,366
600	Itochu Techno-Solutions Corp.	16,765
500	Itochu-Shokuhin Co. Ltd.	16,098
5,000	Itoham Foods, Inc.	27,386
12,000	Iwatani International Corp.	34,861
1,300	Izumi Co. Ltd.	20,254
6,000	Izumiya Co. Ltd.	35,028
5,000	J Front Retailing Co. Ltd.	27,201
6,000	Jaccs Co. Ltd.	13,767
500	Jafco Co. Ltd.	19,337
1,100	Japan Airport Terminal Co. Ltd.	16,110
1,100	Japan General Estate (The) Co. Ltd.	5,292
5,000	Japan Pulp & Paper Co. Ltd.	17,209
6,000	Japan Radio Co. Ltd.	16,209
1,800	Japan Securities Finance Co. Ltd.	14,922
1,000	Japan Steel Works (The) Ltd.	18,088
1,000	Japan Wool Textile (The) Co. Ltd.	8,299
1,000	JGC Corp.	20,354
5,000	J-Oil Mills, Inc.	22,899
1,100	Joint Corp.	3,562
1,000	Joshin Denki Co. Ltd.	8,225
1,000	Juki Corp.	2,517
6,000	Juroku Bank (The) Ltd.	26,535

600	Kadokawa Group Holdings, Inc.	$15,210
1,200	Kaga Electronics Co. Ltd.	15,477
1,000	Kagawa Bank (The) Ltd.	5,597
1,200	Kagome Co. Ltd.	17,786
5,000	Kagoshima Bank (The) Ltd.	36,175
1,000	Kaken Pharmaceutical Co. Ltd.	8,725
5,000	Kamei Corp.	21,927
5,000	Kamigumi Co. Ltd.	36,684
1,000	Kanagawa Chuo Kotsu Co. Ltd.	4,635
5,000	Kandenko Co. Ltd.	33,076
5,000	Kansai Paint Co. Ltd.	34,880
1,000	Kansai Urban Banking Corp.	1,878
1,000	Kasumi Co. Ltd.	6,069
1,800	Kato Sangyo Co. Ltd.	24,181
6,000	Kayaba Industry Co. Ltd.	23,648
11,000	Keihan Electric Railway Co. Ltd.	45,797
1,200	Keihin Corp.	18,441
6,000	Keisei Electric Railway Co. Ltd.	32,919
1,000	Keiyo Bank (The) Ltd.	5,496
1,200	Keiyo Co. Ltd.	6,206
18,000	Kenwood Corp.	17,153
5,000	Kikkoman Corp.	61,895
100	Kintetsu World Express, Inc.	2,447
1,000	Kitz Corp.	4,737
12,000	Kiyo Holdings, Inc.	19,540
500	Kobayashi Pharmaceutical Co. Ltd.	16,376
100	Koei Co. Ltd.	1,442
700	Kohnan Shoji Co. Ltd.	10,479
1,000	Koito Manufacturing Co. Ltd.	13,378
3,000	Kojima Co. Ltd.	15,488
4,000	Kokuyo Co. Ltd.	35,046
1,100	Komeri Co. Ltd.	31,447
1,100	Komori Corp.	18,441
500	Kose Corp.	12,213
1,100	K’s Holdings Corp.	19,530
12,000	Kumagai Gumi Co. Ltd.	10,991
7,000	Kurabo Industries Ltd.	13,859
5,000	KUREHA Corp.	27,571
6,000	Kurimoto Ltd.	7,161
700	Kurita Water Industries Ltd.	22,344
600	Kuroda Electric Co. Ltd.	7,328
5,000	Kyodo Printing Co. Ltd.	14,341
600	Kyoei Steel Ltd.	13,018
6,000	Kyokuyo Co. Ltd.	11,991
1,000	Kyowa Exeo Corp.	9,511
5,000	Kyudenko Corp.	37,193
600	Life Corp.	9,237
700	Lintec Corp.	11,431
6,000	Lion Corp.	26,979
600	Mabuchi Motor Co. Ltd.	31,253
500	Macnica, Inc.	6,384
12,000	Maeda Corp.	39,747
1,000	Maeda Road Construction Co. Ltd.	7,032
1,000	Makino Milling Machine Co. Ltd.	5,394
1,800	Marubun Corp.	11,424
6,000	Marudai Food Co. Ltd.	15,155

1,000	Maruetsu (The), Inc.	$9,437
28,000	Maruha Nichiro Holdings, Inc.	47,407
1,100	Maruichi Steel Tube Ltd.	31,040
1,200	Marusan Securities Co. Ltd.	7,960
1,000	Maruzen Showa Unyu Co. Ltd.	3,201
1,300	Matsui Securities Co. Ltd.	9,369
6,000	Meidensha Corp.	18,319
7,000	Meiji Seika Kaisha Ltd.	32,900
600	Meitec Corp.	14,738
5,000	Mercian Corp.	11,519
5,000	Michinoku Bank (The) Ltd.	12,953
1,000	Mie Bank (The) Ltd.	4,589
1,200	Mikuni Coca-Cola Bottling Co. Ltd.	11,269
6,000	Minato Bank (The) Ltd.	11,602
7,000	Minebea Co. Ltd.	37,304
500	Ministop Co. Ltd.	11,287
600	Miraca Holdings, Inc.	14,405
4,700	Misawa Homes Co. Ltd.	22,481
600	MISUMI Group, Inc.	11,352
5,000	Mitsuba Corp.	31,966
1,000	Mitsubishi Logistics Corp.	12,092
11,000	Mitsubishi Paper Mills Ltd.	27,275
1,000	Mitsubishi Steel Manufacturing Co. Ltd.	4,839
1,000	Mitsubishi Tanabe Pharma Corp.	12,999
1,000	Mitsuboshi Belting Co. Ltd.	4,996
13,000	Mitsui Engineering & Shipbuilding Co. Ltd.	39,691
1,000	Mitsui Home Co. Ltd.	5,616
2,500	Mitsui Mining Co. Ltd.	7,980
1,000	Mitsui-Soko Co. Ltd.	5,024
1,100	Mitsumi Electric Co. Ltd.	21,627
700	Mitsuuroko Co. Ltd.	4,559
500	Miura Co. Ltd.	11,056
5,000	Miyazaki Bank (The) Ltd.	17,440
5,000	Mizuho Investors Securities Co. Ltd.	5,829
1,000	Mizuno Corp.	5,773
1,000	Mochida Pharmaceutical Co. Ltd.	11,889
13	Monex Group, Inc.	7,084
1,200	Mori Seiki Co. Ltd.	17,653
7,000	Morinaga & Co. Ltd.	13,924
13,000	Morinaga Milk Industry Co. Ltd.	36,564
600	Musashi Seimitsu Industry Co. Ltd.	12,102
600	Musashino Bank (The) Ltd.	22,982
5,000	Nachi-Fujikoshi Corp.	18,134
7,000	Nakayama Steel Works Ltd.	20,206
7,000	Nanto Bank (The) Ltd.	35,426
600	NEC Fielding Ltd.	6,800
500	NEC Mobiling Ltd.	8,738
600	NEC Networks & System Integration Corp.	7,233
1,000	NEC Tokin Corp.*	3,479
12	NET One Systems Co. Ltd.	16,587
5,000	NHK Spring Co. Ltd.	35,343
6,000	Nice Holdings, Inc.	10,936
1,000	Nichias Corp.	3,377
2,300	Nichicon Corp.	17,875
600	Nichiha Corp.	5,024
600	Nichii Gakkan Co.	7,910

7,000	Nichirei Corp.	$41,125
500	Nidec Copal Corp.	5,875
1,000	Nidec Sankyo Corp.	5,829
700	NIFCO, Inc.	15,964
500	Nihon Kohden Corp.	8,803
1,300	Nihon Unisys Ltd.	18,992
5,000	Nihon Yamamura Glass Co. Ltd.	8,743
5,000	Nippo Corp.	25,998
5,000	Nippon Chemi-Con Corp.	17,070
1,000	Nippon Densetsu Kogyo Co. Ltd.	8,466
5,000	Nippon Flour Mills Co. Ltd.	23,685
5,000	Nippon Kayaku Co. Ltd.	31,827
1,000	Nippon Metal Industry Co. Ltd.	2,711
6,000	Nippon Paint Co. Ltd.	24,980
5,000	Nippon Road (The) Co. Ltd.	8,142
5,000	Nippon Shokubai Co. Ltd.	34,556
5,000	Nippon Soda Co. Ltd.	20,863
9,800	Nippon Suisan Kaisha Ltd.	47,511
2,500	Nippon Yakin Kogyo Co. Ltd.	13,762
8,100	NIS Group Co. Ltd.	12,365
13,000	Nishimatsu Construction Co. Ltd.	32,474
17,000	Nishi-Nippon City Bank (The) Ltd.	49,544
7,000	Nishi-Nippon Railroad Co. Ltd.	24,740
600	Nishio Rent All Co. Ltd.	7,439
1,000	Nissan Chemical Industries Ltd.	11,898
1,000	Nissan Shatai Co. Ltd.	7,605
1,800	Nissen Holdings Co. Ltd.	7,711
100	Nissha Printing Co. Ltd.	5,024
6,000	Nisshin Oillio Group (The) Ltd.	28,866
5,000	Nisshinbo Industries, Inc.	60,368
5,000	Nissin Corp.	14,988
1,100	Nissin Kogyo Co. Ltd.	18,807
250	Nitori Co. Ltd.	13,647
1,000	Nittetsu Mining Co. Ltd.	3,756
6,000	Nitto Boseki Co. Ltd.	12,324
600	Nitto Kogyo Corp.	5,412
5,000	NOF Corp.	22,482
1,200	Nomura Real Estate Holdings, Inc.	24,481
1,000	Noritake Co. Ltd.	3,960
500	Noritsu Koki Co. Ltd.	6,708
1,700	Noritz Corp.	18,151
100	NS Solutions Corp.	1,911
12	NTT Urban Development Corp.	16,654
50	Obic Co. Ltd.	9,109
6,000	Ogaki Kyoritsu Bank (The) Ltd.	34,195
1,000	Oita Bank (The) Ltd.	6,421
1,000	Okamura Corp.	7,494
1,000	Okasan Holdings, Inc.	5,218
600	Okinawa Electric Power (The) Co., Inc.	30,143
1,000	OKUMA Corp.	8,836
7,000	Okumura Corp.	26,553
2,300	OMC Card, Inc.	7,448
5,000	Onward Holdings Co. Ltd.	54,586
500	Osaka Steel Co. Ltd.	6,777
1,300	OSG Corp.	11,751
100	Otsuka Corp.	6,606

5	Pacific Golf Group International Holdings KK	$4,987
1,000	Pacific Metals Co. Ltd.	6,180
1,000	PanaHome Corp.	5,505
500	Paramount Bed Co. Ltd.	7,471
1,100	Parco Co., Ltd.	13,566
600	Paris Miki, Inc.	5,573
23,000	Penta-Ocean Construction Co. Ltd.	34,686
600	Plenus Co. Ltd.	10,431
600	Pocket Card Co. Ltd.	1,760
1,000	Press Kogyo Co. Ltd.	4,617
22,000	Prima Meat Packers Ltd.	26,257
3,600	Q.P. Corp.	33,141
6,000	Rengo Co. Ltd.	42,189
3,400	Renown, Inc.*	11,167
700	Resorttrust, Inc.	9,138
600	Right On Co. Ltd.	6,178
1,000	Riken Corp.	3,784
700	Rinnai Corp.	25,323
500	Roland Corp.	8,891
600	Royal Holdings Co. Ltd.	6,084
5,000	Ryobi Ltd.	16,792
1,000	Ryoden Trading Co. Ltd.	6,254
500	Ryohin Keikaku Co. Ltd.	29,283
1,300	Ryosan Co. Ltd.	27,182
1,300	Ryoyo Electro Corp.	13,579
6,000	Sagami Railway Co. Ltd.	22,427
6,000	Saibu Gas Co. Ltd.	14,711
1,100	Saizeriya Co. Ltd.	10,493
1,000	Sakai Chemical Industry Co. Ltd.	3,544
1,000	Sakata INX Corp.	3,923
700	Sakata Seed Corp.	10,349
500	Sala Corp.	2,313
100	San-A Co. Ltd.	3,599
5,000	San-Ai Oil Co. Ltd.	20,586
5,000	Sanden Corp.	22,112
500	Sanei-International Co. Ltd.	6,740
700	Sangetsu Co. Ltd.	12,694
5,000	San-in Godo Bank (The) Ltd.	42,513
5,000	Sanken Electric Co. Ltd.	27,247
1,000	Sanki Engineering Co. Ltd.	8,484
18,000	Sankyo-Tateyama Holdings, Inc.	22,149
6,000	Sankyu, Inc.	29,643
1,200	Sanshin Electronics Co. Ltd.	11,380
1,100	Santen Pharmaceutical Co. Ltd.	30,023
6,000	Sanwa Holdings Corp.	23,259
1,000	Sanyo Chemical Industries Ltd.	5,505
1,000	Sanyo Shokai Ltd.	4,543
1,000	Sanyo Special Steel Co. Ltd.	5,042
5,000	Sapporo Holdings Ltd.	35,944
700	Satori Electric Co. Ltd.	4,818
181	SBI Holdings, Inc.	43,289
5,000	Seiko Holdings Corp.	21,557
1,000	Senko Co. Ltd.	3,738
1,000	Senshu Bank (The) Ltd.	2,008
1,700	Senshukai Co. Ltd.	9,862
170	SFCG Co. Ltd.	18,009

5,000	Shiga Bank (The) Ltd.	$32,613
5,000	Shikoku Bank (The) Ltd.	20,123
100	Shima Seiki Manufacturing Ltd.	2,503
1,100	Shimachu Co. Ltd.	27,173
1,000	Shimadzu Corp.	9,187
500	Shimamura Co. Ltd.	30,532
600	Shimano, Inc.	27,756
100	Shimizu Bank (The) Ltd.	3,988
5,000	Shindengen Electric Manufacturing Co. Ltd.	14,572
1,200	Shin-Etsu Polymer Co. Ltd.	6,240
2,300	Shinki Co. Ltd.	2,532
1,200	Shinko Electric Industries	16,065
11,000	Shinko Securities Co. Ltd.	36,231
1,100	Shinko Shoji Co. Ltd.	11,154
5,000	Shinmaywa Industries Ltd.	17,995
1,000	Shiroki Corp.	2,674
500	Shizuoka Gas Co. Ltd.	2,313
1,000	Shochiku Co. Ltd.	6,060
2,800	Showa Corp.	19,015
5,000	Showa Sangyo Co. Ltd.	14,017
1,000	Sinanen Co. Ltd.	3,941
1,100	Sintokogio Ltd.	9,577
11,500	Snow Brand Milk Products Co. Ltd.	39,793
1,300	Sohgo Security Services Co. Ltd.	15,263
500	Square Enix Co. Ltd.	15,590
1,000	SSP Co. Ltd.	4,904
2,200	Stanley Electric Co. Ltd.	45,287
600	Star Micronics Co. Ltd.	8,499
5,000	Starzen Co. Ltd.	11,565
100	Sugi Pharmacy Co. Ltd.	2,840
120	Sumco Corp.	2,748
500	Sumisho Computer Systems Corp.	9,187
6,000	Sumitomo Bakelite Co. Ltd.	31,087
17,000	Sumitomo Light Metal Industries Ltd.	20,132
17,000	Sumitomo Mitsui Construction Co. Ltd.*	16,043
17,000	Sumitomo Osaka Cement Co. Ltd.	28,783
110	Sumitomo Real Estate Sales Co. Ltd.	4,020
5,000	Sumitomo Warehouse (The) Co. Ltd.	21,742
100	Sundrug Co. Ltd.	2,318
1,000	Suruga Bank Ltd.	12,499
7,000	SWCC Showa Holdings Co. Ltd.	10,038
100	Sysmex Corp.	4,117
100	T Hasegawa Co. Ltd.	1,547
1,300	Tachi-S Co. Ltd.	12,352
1,000	Taihei Kogyo Co. Ltd.	3,840
1,200	Taikisha Ltd.	18,708
5,000	Taiyo Nippon Sanso Corp.	41,356
5,000	Taiyo Yuden Co. Ltd.	50,840
100	Takamatsu Corp.	1,367
5,000	Takara Holdings, Inc.	32,659
5,000	Takara Standard Co. Ltd.	25,489
1,000	Takasago Thermal Engineering Co. Ltd.	11,019
5,000	Takuma Co. Ltd.	16,376
12,000	Tekken Corp.	12,990
7	Telepark Corp.	7,811
7	Tempstaff Co. Ltd.	6,055

2,200	THK Co. Ltd.	$39,365
18,000	Toa Corp.	23,648
6,000	Toagosei Co. Ltd.	25,091
56,000	Tobishima Corp.*	12,435
1,000	Tochigi Bank (The) Ltd.	6,014
11,000	Toda Corp.	37,961
1,000	Toei Co. Ltd.	5,681
1,000	Toenec Corp.	5,412
5,000	Toho Bank (The) Ltd.	21,372
1,700	Toho Co. Ltd.	35,782
1,000	Toho Co. Ltd.	3,136
1,300	Toho Pharmaceutical Co. Ltd.	24,476
1,000	Toho Zinc Co. Ltd.	4,385
1,000	Tokai Carbon Co. Ltd.	11,944
1,000	Tokai Corp.	4,857
600	Tokai Rika Co. Ltd.	10,309
600	Tokai Rubber Industries Ltd.	7,422
5,000	Tokai Tokyo Securities Co. Ltd.	19,383
130	Token Corp.	5,112
1,000	Tokushima Bank (The) Ltd.	4,839
5,000	Tokuyama Corp.	31,596
1,000	Tokyo Dome Corp.	5,200
700	Tokyo Ohka Kogyo Co. Ltd.	12,674
600	Tokyo Seimitsu Co. Ltd.	8,760
3,000	Tokyo Steel Manufacturing Co. Ltd.	33,723
1,000	Tokyo Style Co. Ltd.	9,058
5,000	Tokyo Tatemono Co. Ltd.	24,842
700	Tokyo Tomin Bank (The) Ltd.	13,147
3,510	Tokyu Construction Co. Ltd.	11,983
1,000	Tokyu Corp.	5,523
600	Tomen Electronics Corp.	6,689
5,000	Tomoku Co. Ltd.	10,223
1,000	Tonami Transportation Co. Ltd.	2,276
600	Topcon Corp.	4,469
1,100	Toppan Forms Co. Ltd.	12,793
600	Topre Corp.	4,680
7,000	Topy Industries Ltd.	22,408
1,000	Toshiba Machine Co. Ltd.	5,477
1,000	Toshiba TEC Corp.	5,533
700	Touei Housing Corp.	4,067
3,500	Towa Real Estate Development Co. Ltd.	3,173
18,000	Toyo Construction Co. Ltd.*	9,159
1,000	Toyo Engineering Corp.	7,540
6,000	Toyo Ink Manufacturing Co. Ltd.	19,984
1,000	Toyo Kohan Co. Ltd.	4,774
1,000	Toyo Suisan Kaisha Ltd.	25,212
11,000	Toyo Tire & Rubber Co. Ltd.	31,651
22,000	Toyobo Co. Ltd.	43,557
700	Trans Cosmos, Inc.	6,062
500	Trend Micro, Inc.	17,486
600	Trusco Nakayama Corp.	8,982
1,700	TS Tech Co. Ltd.	26,722
1,000	Tsubakimoto Chain Co.	5,246
600	Tsumura & Co.	15,932
100	Tsuruha Holdings, Inc.	3,331
6	TV Asahi Corp.	8,654

100	TV Tokyo Corp.	$3,812
1,000	Uchida Yoko Co. Ltd.	3,858
500	Ulvac, Inc.	15,913
500	Unicharm Corp.	35,296
1,000	Uniden Corp.	4,719
1,100	Unipres Corp.	11,022
17,000	Unitika Ltd.	17,301
2,400	Urban Corp.	2,931
600	USC Corp.	7,827
1,200	Ushio, Inc.	18,574
300	USS Co. Ltd.	20,068
1,300	Valor Co. Ltd.	11,691
1,300	Vital-net, Inc.	8,660
1,000	Wacoal Holdings Corp.	11,426
500	Xebio Co. Ltd.	10,293
35	Yahoo! Japan Corp.	13,325
1,800	Yakult Honsha Co. Ltd.	51,460
1,000	Yamagata Bank (The) Ltd.	5,523
5,000	Yamaguchi Financial Group, Inc.	67,168
5,000	Yamanashi Chuo Bank (The) Ltd.	28,774
700	Yamatake Corp.	16,903
500	Yamato Kogyo Co. Ltd.	22,621
3,000	Yamazen Corp.	13,961
100	Yaoko Co. Ltd.	3,284
1,000	Yaskawa Electric Corp.	8,484
5,000	Yodogawa Steel Works Ltd.	26,461
1,000	Yokohama Reito Co. Ltd.	7,383
500	Yonekyu Corp.	6,148
6	Yoshinoya Holdings Co. Ltd.	6,856
18,000	Yuasa Trading Co. Ltd.	25,313
1,000	Yurtec Corp.	5,718
500	Yusen Air & Sea Service Co. Ltd.	7,961
1,100	Zensho Co. Ltd.	5,557
6,000	Zeon Corp.	24,203
		8,721,096
	Korea—0.1%
10,280	STX Pan Ocean Co. Ltd.	19,985

	Liechtenstein—0.1%
189	Liechtenstein Landesbank	15,131
87	Verwalt & Privat-Bank AG	20,982
		36,113
	Luxembourg—0.1%
6,222	COLT Telecom Group S.A.*	16,331
503	GAGFAH S.A.	6,867
4,245	Logwin AG*	10,465
		33,663
	Netherlands—2.6%
1,286	Aalberts Industries N.V.	19,804
661	Arcadis N.V.	14,882

886	ASM International N.V.	$24,523
822	Draka Holding	22,329
788	Eurocommercial Properties N.V. CVA	37,241
474	Fugro N.V. CVA	33,842
1,351	Gemalto N.V.*	51,222
1,114	Heijmans N.V. CVA	24,959
1,438	Imtech N.V.	32,062
5,245	James Hardie Industries N.V.	22,939
241	KAS Bank N.V. CVA	9,630
445	Koninklijke Boskalis Westminster CVA	23,995
274	Koninklijke Vopak N.V.	16,485
2,902	Koninklijke Wessanen N.V.	28,752
369	Macintosh Retail Group N.V.	7,128
778	Nieuwe Steen Investments Funds N.V.	21,000
2,804	OCE N.V.	26,775
1,134	OPG Groep N.V. CVA	20,170
736	Qiagen N.V.*	14,079
1,703	SBM Offshore N.V.	38,342
346	Sligro Food Group N.V.	11,385
140	Smit Internationale N.V.	12,977
4,804	Super De Boer*	25,110
411	Ten Cate N.V.	16,038
152	TomTom N.V.*	3,460
1,035	USG People N.V.	15,777
614	Vastned Offices/Industrial N.V.	15,414
357	Vastned Retail N.V.	29,093
2,423	Wavin N.V.	19,583
		638,996
	New Zealand—0.5%
7,514	Air New Zealand Ltd.	6,932
16,154	Auckland International Airport Ltd.	24,127
9,863	Fisher & Paykel Appliances Holdings Ltd.	14,009
6,815	Fisher & Paykel Healthcare Corp.	13,971
19,548	Kiwi Income Property Trust	16,173
9,532	Sky City Entertainment Group Ltd.	24,077
2,486	Sky Network Television Ltd.	8,591
8,446	Vector Ltd.	13,481
1,933	Warehouse Group Ltd.	4,557
		125,918
	Norway—1.6%
912	Acergy S.A.	15,368
3,000	Acta Holding ASA	3,027
2,226	Aker Yards A/S	28,079
851	BW GAS Ltd.*	9,118
1,154	Cermaq ASA	11,803
704	Ekornes ASA	10,698
43	Fred Olsen Energy ASA	2,358
445	Golar LNG Ltd.	8,279
44,000	Marine Harvest*	31,544
2,388	Odfjell SE, Class B	29,076
1,719	Petroleum Geo-Services ASA*	40,186
2,907	ProSafe SE*	25,513

300	Renewable Energy Corp A/S*	$8,854
835	Schibsted ASA	24,563
200	Solstad Offshore ASA	4,792
2,053	Sparebank 1 SR Bank	19,398
1,743	Sparebanken 1 SMN	16,978
829	Stolt-Nielsen S.A.	17,281
600	Subsea 7, Inc.*	14,202
700	Tandberg ASA	12,382
1,040	TGS Nopec Geophysical Co. ASA*	13,210
2,067	Tomra Systems ASA	14,416
2,206	Veidekke ASA	14,268
300	Wilh Wilhelmsen ASA, Class A	10,812
		386,205
	Portugal—0.4%
1,973	Banif, SGPS S.A.	5,480
1,651	Mota Engil, SGPS S.A.	9,737
4,624	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	44,946
1,453	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	4,262
1,152	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	13,445
2,469	Sonae Industria-SGPS S.A.	10,440
		88,310
	Singapore—2.6%
11,000	Allgreen Properties Ltd.	7,476
18,000	Ascendas REIT	30,257
12,000	CapitaCommercial Trust	16,838
12,000	CapitaMall Trust	26,310
1,000	Cerebos Pacific Ltd.	2,770
34,000	Chartered Semiconductor Manufacturing Ltd.*	15,033
94,000	Chuan Hup Holdings Ltd.	24,731
42,000	ComfortDelgro Corp. Ltd.	48,191
1,000	Cosco Corp. Singapore Ltd.	2,236
2,100	Creative Technology Ltd.	8,948
64,000	DMX Technologies Group Ltd.*	10,056
1,000	Elec & Eltek International Co. Ltd.	1,780
17,000	Fortune REIT	9,413
7,000	Gallant Venture Ltd.*	3,556
28,000	Golden Agri-Resources Ltd.	14,631
1,000	Guocoland Ltd.	1,593
5,000	Haw Par Corp. Ltd.	24,044
1,000	Hong Leong Asia Ltd.	1,177
6,000	Hong Leong Finance Ltd.	15,260
6,000	Jaya Holdings Ltd.	6,139
1,000	Keppel Land Ltd.	3,566
7,000	Kim Eng Holdings Ltd.	7,725
22,000	MobileOne Ltd.	32,478
6,300	Olam International Ltd.	10,452
22,000	Pacific Century Regional Developments Ltd.	4,824
6,000	Parkway Holdings Ltd.	8,770
12,000	People’s Food Holdings Ltd.	7,411
6,000	SembCorp. Marine Ltd.	18,373
1,000	SIA Engineering Co. Ltd.	2,273
5,000	Singapore Airport Terminal Services Ltd.	6,578

7,000	Singapore Exchange Ltd.	$34,890
1,000	Singapore Land Ltd.	4,714
7,000	Singapore Petroleum Co. Ltd.	32,588
28,000	Singapore Post Ltd.	21,282
7,000	SMRT Corp. Ltd.	9,106
6,000	StarHub Ltd.	12,234
7,000	STATS ChipPAC Ltd.*	5,167
1,000	Straits Trading Co. Ltd.	3,749
34,000	Suntec REIT	38,515
7,000	United Industrial Corp. Ltd.	14,580
6,000	UOB-Kay Hian Holdings Ltd.	7,411
7,000	UOL Group Ltd.	17,394
6,000	Venture Corp. Ltd.	47,797
5,000	Wheelock Properties Ltd.	5,883
6,000	Wilmar International Ltd.	19,338
7,000	Wing Tai Holdings Ltd.	8,288
		655,825
	Spain—1.9%
438	Abengoa S.A.	11,365
1,061	Antena 3 de Television S.A.	8,989
1,024	Banco de Valencia S.A.	12,670
1,012	Banco Guipuzcoano S.A.	12,584
2,095	Banco Pastor S.A.	23,633
390	Bolsas y Mercados Espanoles	14,488
677	Campofrio Alimentacion S.A.	9,126
154	Cementos Portland Valderrivas S.A.	9,491
425	Cie Automotive S.A.	3,992
1,082	Cintra Concesiones de Infraestructuras de Transporte S.A.	12,256
381	Corp. Financiera Alba	21,020
2,218	Ebro Puleva S.A.	38,828
960	Gamesa Corporacion Tecnologica S.A.	45,954
631	Grifols S.A.	18,982
567	Grupo Catalana Occidente S.A.	15,942
1,951	Grupo Empresarial Ence S.A.	15,951
1,252	Iberdrola Renovables*	8,322
911	Indra Sistemas S.A.	24,448
6,016	Inmobiliaria Colonial S.A.	4,130
9,150	La Seda de Barcelona S.A., Class B	14,134
2,541	NH Hoteles S.A.	29,933
857	Obrascon Huarte Lain S.A.	25,593
228	Parquesol Inmobiliaria y Proyectos S.A.	6,364
141	Pescanova S.A.	6,754
1,325	Promotora de Informaciones S.A.	11,556
322	Prosegur Cia de Seguridad S.A.	14,128
944	Sol Melia S.A.	8,852
676	SOS Cuetara S.A.	14,323
932	Uralita S.A.	7,053
724	Vocento S.A.	7,625
737	Zardoya Otis S.A.	15,202
		473,688
	Sweden—2.3%
590	AarhusKarlshamn AB	14,916

2,908	Alfa Laval AB	$45,650
635	Axfood AB	19,517
1,300	Bilia AB, Class A	9,001
2,225	Billerud AB	14,633
2,313	Brostrom AB, Class B	17,734
550	Cardo AB	13,224
2,277	Castellum AB	22,858
1,702	D Carnegie AB	21,796
4,557	Eniro AB	18,373
3,964	Fabege AB	28,624
1,320	Getinge AB, Class B	30,755
1,104	Hakon Invest AB	16,738
1,014	Haldex AB	13,823
1,125	Hexagon AB, Class B	18,497
52	Hexpol AB*	451
681	Hoganas AB, Class B	13,138
1,292	Hufvudstaden AB, Class A	11,796
713	JM AB	8,453
3,007	Kungsleden AB	21,217
600	Lindab International AB	10,460
1,421	Lundin Petroleum AB*	18,785
322	Modern Times Group AB, Class B	18,197
5,500	Niscayah Group AB	9,997
1,677	Nobia AB	9,145
1,134	Oresund Investment AB	18,130
1,400	PA Resources AB*	14,227
1,785	Peab AB	11,474
1,303	Ratos AB, Class B	37,572
700	Saab AB, Class B	17,755
2,200	Swedish Match AB	43,897
602	Wallenstam Byggnads AB, Class B	9,997
		580,830
	Switzerland—3.4%
209	Actelion Ltd.*	11,437
40	AFG Arbonia-Forster Holding	11,031
65	Allreal Holding AG	7,747
411	Bank Sarasin & Cie AG, Class B	18,707
36	Banque Cantonale Vaudoise	9,618
22	Barry Callebaut AG	14,915
320	Basler Kantonalbank	35,145
5	Bell Holding AG	8,483
83	Bucher Industries AG	19,190
183	Charles Voegele Holding AG	12,485
1	Conzzeta Holding AG	2,086
75	Daetwyler Holding AG	4,652
239	EFG International	7,526
53	Emmi AG	6,271
264	EMS-Chemie Holding AG	33,856
72	Energiedienst Holding AG	4,431
24	Financiere Tradition	3,802
28	Flughafen Zuerich AG	9,752
47	Forbo Holding AG	21,168
42	Galenica AG	13,466
323	Geberit AG	41,238

81	Georg Fischer AG	$29,409
508	Implenia AG	15,608
6	Jelmoli Holding AG*	14,645
42	Kaba Holding AG, Class B	11,221
46	Kuoni Reisen Holding AG	19,949
5	Lindt & Spruengli AG	13,211
1,345	Logitech International S.A.*	35,935
367	Lonza Group AG	53,438
29	Luzerner Kantonalbank	7,195
2,510	Micronas Semiconductor Holding*	16,430
670	Nobel Biocare Holding AG	20,714
59	OC Oerlikon Corp. AG*	14,525
222	Panalpina Welttransport Holding AG	18,345
468	PSP Swiss Property AG	29,987
64	PubliGroupe AG	16,061
110	Rieter Holding AG	35,005
209	Schmolz + Bickenbach AG	13,661
28	Schweizerische National-Versicherungs-Gesellschaft	18,756
11	Sika AG	14,275
328	Sonova Holding AG	23,974
28	St. Galler Kantonalbank	12,163
29	Straumann Holding AG	6,807
329	Sulzer AG	39,650
228	Swiss Prime Site AG	13,706
116	Valora Holding AG	28,779
522	Vontobel Holding AG	19,575
		840,030
	Thailand—0.0%
5,800	Total Access Communication Public Co. Ltd.	7,656

	United Kingdom—12.6%
9,824	Aberdeen Asset Management PLC	27,682
1,141	Admiral Group PLC	20,918
1,892	Aga Rangemaster Group PLC	6,250
2,073	Aggreko PLC	29,197
12,228	ARM Holdings PLC	23,254
1,348	Ashmore Group PLC	6,676
19,147	Ashtead Group PLC	25,696
919	Atkins WS PLC	15,902
29,690	Avis Europe PLC*	7,940
1,777	Babcock International Group	21,296
14,821	BBA Aviation PLC	36,185
3,182	Benfield Group Ltd.	15,333
2,160	Berkeley Group Holdings PLC	30,828
1,112	Big Yellow Group PLC	6,878
7,950	Bodycote International PLC	32,008
3,422	Bovis Homes Group PLC	22,658
4,713	Britvic PLC	20,749
7,375	Brixton PLC	33,090
2,371	BSS Group PLC	12,693
5,086	Burberry Group PLC	45,411
328	Cairn Energy PLC*	17,803
2,523	Capital & Regional PLC	6,222
5,871	Carillion PLC	33,058

1,379	Carpetright PLC	$15,461
4,210	Cattles PLC*	9,591
9,360	Cattles PLC	22,157
1,751	Charter PLC	29,621
7,748	Chaucer Holdings PLC	11,434
1,910	CLS Holdings PLC*	13,242
14,481	Cobham PLC	58,159
8,276	Computacenter PLC	20,943
3,255	Cookson Group PLC	40,106
1,505	Croda International PLC	20,600
3,074	CSR PLC*	17,537
110	Daejan Holdings PLC	5,685
3,958	Dairy Crest Group PLC	30,872
644	Dana Petroleum PLC*	18,383
4,540	Davis Service Group (The) PLC	37,232
1,890	De La Rue PLC	31,561
28,743	Debenhams PLC	23,202
749	Derwent London PLC	16,306
14,526	Dimension Data Holdings PLC	14,100
16,981	DS Smith PLC	37,001
6,557	Enodis PLC	41,304
1,251	Eurocastle Investment Ltd.	9,662
603	Euromoney Institutional Investor PLC	3,918
3,804	F&C Asset Management PLC	7,611
2,492	Fenner PLC	12,045
4,203	Filtrona PLC	13,134
1,815	Findel PLC	5,824
514	Forth Ports PLC	16,372
16,360	Galiform PLC	10,046
15,341	Galliford Try PLC	15,194
4,140	Game Group PLC	21,015
1,047	Go-Ahead Group PLC	35,445
1,557	Grainger PLC	6,192
3,422	Great Portland Estates PLC	23,064
3,803	Greene King PLC	38,985
199	Greggs PLC	13,876
4,832	Halfords Group PLC	26,538
5,565	Halma PLC	21,882
2,159	Headlam Group PLC	12,852
10,823	Henderson Group PLC	25,084
7,019	HMV Group PLC	16,789
1,240	Holidaybreak PLC	8,794
1,672	Hunting PLC	27,921
6,753	Informa PLC	58,423
3,115	Inmarsat PLC	29,680
1,236	Intermediate Capital Group PLC	33,176
3,114	Interserve PLC	24,535
1,258	Intertek Group PLC	25,244
10,470	Invensys PLC*	58,693
9,688	Invista Foundation Property Trust Ltd.	8,396
3,633	Jardine Lloyd Thompson Group PLC	29,776
9,824	JJB Sports PLC	17,563
1,668	John Menzies PLC	12,737
3,039	John Wood Group PLC	25,464
16,259	Johnston Press PLC	14,815
18,876	Kcom Group PLC	13,367

1,516	Keller Group PLC	$22,012
1,070	Kier Group PLC	21,386
2,454	Laird Group PLC	14,097
897	London Stock Exchange Group PLC	14,766
7,264	Lookers PLC	7,914
3,179	Luminar Group Holdings PLC	12,579
323	Mapeley Ltd.	7,448
3,771	Marshalls PLC	11,728
9,547	Marston’s PLC	33,852
8,423	Mcbride PLC	16,643
6,796	Meggitt PLC	26,655
11,387	Melrose PLC	35,921
3,201	Michael Page International PLC	16,407
3,372	Millennium & Copthorne Hotels PLC	21,458
5,132	Minerva PLC*	13,419
11,355	Misys PLC	38,463
4,303	Mitie Group	19,179
4,302	Morgan Crucible Co.	16,809
789	Morgan Sindall PLC	8,502
3,366	N Brown Group PLC	13,936
23,166	Northern Foods PLC	23,863
2,429	Northgate PLC	16,347
10,979	Paragon Group of Cos. PLC	21,531
82,127	Pendragon PLC	12,218
1,204	Petrofac Ltd.	15,312
8,037	Premier Farnell PLC	26,866
20,015	Premier Foods PLC	34,394
676	Premier Oil PLC*	17,422
3,271	PZ Cussons PLC	11,987
6,319	QinetiQ PLC	25,066
2,487	Quintain Estates & Development PLC	7,870
6,186	Redrow PLC	15,991
6,104	Regus Group PLC	8,343
514	Renishaw PLC	8,074
5,040	Restaurant Group PLC	11,731
789	Robert Wiseman Dairies PLC	5,330
696	Rotork PLC	15,111
4,035	RPC Group PLC	12,549
2,559	Savills PLC	11,051
4,477	Serco Group PLC	36,449
2,108	Shaftesbury PLC	16,703
4,750	Shanks Group PLC	20,983
2,299	SIG PLC	20,140
9,047	Smiths News PLC	13,082
2,023	Southern Cross Healthcare Ltd.	4,689
1,640	Spectris PLC	23,228
1,055	Spirax-Sarco Engineering PLC	21,296
7,719	Sports Direct International PLC	9,862
1,915	SSL International PLC	15,932
4,157	St. Ives Group PLC	13,916
2,241	St. James’s Place PLC	9,322
1,281	St. Modwen Properties PLC	7,486
11,224	Stagecoach Group PLC	63,365
7,200	Taylor Nelson Sofres PLC	38,687
3,376	TDG PLC	16,301
8,579	Thus Group PLC*	30,037

11,086	TT electronics PLC	$22,619
2,814	Tullett Prebon PLC	25,976
3,065	Tullow Oil PLC	47,813
1,721	UK Coal PLC	15,418
573	Ultra Electronics Holdings	14,835
6,770	Uniq PLC	10,259
2,020	Unite Group PLC	7,953
1,336	Venture Production PLC	19,584
1,826	VT Group PLC	23,041
1,587	Warner Estate Holdings PLC	3,930
2,147	Weir Group (The) PLC	37,958
4,241	Wetherspoon (J.D.) PLC	17,747
4,187	WH Smith PLC	30,045
3,973	Wincanton PLC	20,443
253,951	Woolworths Group PLC	28,825
3,205	Workspace Group PLC	8,063
4,210	Yule Catto & Co. PLC	10,112
		3,116,665
	Total Common Stocks and Other Equity Interests (Cost $26,992,811)	24,603,126

	Preferred Stocks—0.3%
	Germany—0.3%
81	Fuchs Petrolub AG	6,725
369	Hugo Boss AG	14,088
909	Jungheinrich AG	23,614
532	Sixt AG	16,501

	Total Preferred Stocks (Cost $76,859)	60,928

	Money Market Fund—0.7%
181,849	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $181,849)	181,849

	Total Investments (Cost $27,251,519)(a)—100.1%	24,845,903
	Liabilities in excess of other assets—(0.1%)	(26,645)

	Net Assets—100.0%	$24,819,258

REIT Real Estate Investment Trust

* Non-income producing security.

(+) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $28,589, which represented 0.1% of the Fund’s Net Assets.

(a) At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $27,251,519. The net unrealized depreciation was $2,405,616 which consisted of aggregate gross unrealized appreciation of $626,157 and aggregate gross unrealized depreciation of $3,031,773.

Sector Breakdown
As of July 31, 2008

% of Net Assets
Industrials	24.2
Financials	18.9
Consumer Discretionary	17.6
Materials	10.3
Consumer Staples	9.5
Information Technology	7.9
Energy	4.6
Health Care	3.9
Utilities	1.6
Telecommunication Services	0.9
Money Market Fund	0.7
Other	(0.1)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

July 31, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.6%
	Argentina—0.1%
58,535	Petrobras Energia Participaciones S.A., Class B	$64,357
12,333	Telecom Argentina S.A., Class B *	33,920
		98,277
	Brazil—15.2%
3,697	Aracruz Celulose S.A. Sponsored ADR	256,942
69,848	Banco Bradesco S.A. Sponsored ADR	1,482,873
63,444	Banco Itau Holding Financeira S.A. ADR	1,351,357
4,402	Brasil Telecom Participacoes S.A. ADR	344,060
8,619	Brasil Telecom S.A. ADR	306,061
14,585	Braskem S.A. Sponsored ADR	258,592
4,842	Cia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	223,168
6,414	Cia de Bebidas das Americas ADR	379,837
1,972	Cia de Saneamento Basico do Estado de Sao Paulo ADR	98,797
21,823	Cia Energetica de Minas Gerais S.A. Sponsored ADR	518,297
11,755	Cia Paranaense de Energia Sponsored ADR	239,684
10,790	Cia Siderurgica Nacional S.A. Sponsored ADR	422,860
40,203	Cia Vale do Rio Doce ADR	1,207,296
46,501	Cia Vale do Rio Doce Sponsored (CVRD) ADR	1,216,931
428	CPFL Energia S.A. ADR	30,354
6,919	Empresa Brasileira de Aeronautica S.A. ADR	211,445
56,348	Gerdau S.A. ADR	1,226,695
19,091	Petroleo Brasileiro S.A. ADR	1,067,378
55,185	Petroleo Brasileiro S.A. Sponsored ADR	2,529,680
23,822	Tele Norte Leste Participacoes S.A. ADR	562,437
4,688	Telecomunicacoes de Sao Paulo S.A. ADR	137,077
4,157	Tim Participacoes S.A. ADR	112,239
22,424	Vivo Participacoes S.A. ADR	127,593
6,871	Votorantim Celulose e Papel S.A. Sponsored ADR	166,416
		14,478,069
	Chile—0.9%
1,711	Banco Santander Chile S.A. ADR	78,193
23,907	Cia de TeleComunicaciones de Chile S.A. Sponsored ADR	143,203
4,760	Empresa Nacional de Electricidad S.A. Sponsored ADR	227,290
22,454	Enersis S.A. ADR	400,130
		848,816
	China—18.9%
112,000	Air China Ltd., H-Shares	64,740
182,000	Aluminum Corp. of China Ltd., H-Shares	187,079
56,000	Angang Steel Co. Ltd., H-Shares	113,977
1,492,000	Bank of China Ltd., H-Shares	684,592
190,000	Bank of Communications Co. Ltd., H-Shares	241,815
129,000	China Citic Bank, H-Shares	82,338
84,000	China Coal Energy Co., H-Shares	151,802
38,000	China Communications Construction Co. Ltd., H-Shares	71,692
1,730,000	China Construction Bank Corp., H-Shares	1,525,509
66,000	China COSCO Holdings Co. Ltd., H-Shares	159,708

229,000	China Life Insurance Co. Ltd., H-Shares	$873,178
59,500	China Merchants Bank Co. Ltd., H-Shares	216,960
1,854,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	1,934,257
339,000	China Railway Group Ltd., H-Shares *	278,074
190,500	China Shenhua Energy Co. Ltd., H-Shares	712,948
393,000	China Shipping Container Lines Co. Ltd., H-Shares	128,444
28,000	China Shipping Development Co. Ltd., H-Shares	86,129
88,000	China Southern Airlines Co. Ltd., H-Shares *	39,137
586,000	China Telecom Corp. Ltd., H-Shares	322,958
206,000	Datang International Power Generation Co. Ltd., H-Shares	122,508
110,000	Dongfeng Motor Group Co. Ltd., H-Shares	48,076
212,000	Huadian Power International Corp. Ltd., H-Shares	60,049
370,000	Huaneng Power International, Inc., H-Shares	262,720
1,385,000	Industrial & Commercial Bank of China, H-Shares	1,047,326
78,000	Jiangsu Expressway Co. Ltd., H-Shares	66,281
28,000	Jiangxi Copper Co. Ltd., H-Shares	51,462
206,000	Maanshan Iron & Steel Co., H-Shares	128,317
5,836,000	PetroChina Co. Ltd., H-Shares	7,794,049
56,000	PICC Property & Casualty Co. Ltd., H-Shares	35,169
43,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	304,133
72,000	Shanghai Electric Group Co. Ltd., H-Shares	32,022
254,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	84,317
56,000	Yanzhou Coal Mining Co. Ltd., H-Shares	102,494
54,000	Zhejiang Expressway Co. Ltd., H-Shares	37,512
		18,051,772
	Hungary—0.9%
32,409	Magyar Telekom Telecommunications PLC Sponsored ADR	882,497

	India—2.9%
21,569	ICICI Bank Ltd. ADR	638,658
37,883	Infosys Technologies Ltd. Sponsored ADR	1,492,212
45,512	Mahanagar Telephone Nigam ADR	224,374
25,804	Tata Motors Ltd. ADR	241,267
15,466	Wipro Ltd. ADR	174,147
		2,770,658
	Indonesia—0.7%
4,065	Indosat Tbk PT ADR	146,543
16,336	Telekomunikasi Indonesia Tbk PT Sponsored ADR	538,762
		685,305
	Israel—1.5%
72,051	Bank Hapoalim BM	303,690
28,297	Bank Leumi Le-Israel BM	126,167
79,622	Bezeq Israeli Telecommunication Corp. Ltd.	145,884
1,551	Discount Investment Corp.	36,374
2,283	IDB Development Corp. Ltd.	51,955
2,186	IDB Holding Corp. Ltd.	43,249
55	Israel (The) Corp. Ltd. *	65,998
5,794	Israel Chemicals Ltd.	108,816
15,298	Israel Discount Bank Ltd., Class A *	29,389
10,431	Teva Pharmaceutical Industries Ltd.	472,559
		1,384,081
	Korea—17.7%
64,810	Kookmin Bank ADR	3,716,205
164,333	Korea Electric Power Corp. Sponsored ADR	2,621,111

92,890	KT Corp Sponsored ADR	$1,901,458
21,959	LG Philips LCD Co. Ltd. ADR	326,311
34,932	POSCO ADR	4,633,730
21,353	Shinhan Financial Group Co. Ltd. ADR	1,995,011
78,593	SK Telecom Co. Ltd. ADR	1,675,603
		16,869,429
	Mexico—6.3%
20,200	Alfa SAB de CV, Class A	131,774
299,400	America Movil SAB de CV, Series L	757,079
70,500	Carso Global Telecom SAB de CV, Series A1 *	381,205
362,300	Cemex SAB de CV *	770,966
47,000	Coca-Cola Femsa SAB de CV, Series L	268,518
116,900	Fomento Economico Mexicano SAB de CV	534,456
10,800	Grupo Bimbo SAB de CV, Series A	69,861
41,600	Grupo Financiero Banorte SAB de CV, Class O	179,121
221,700	Grupo Mexico SAB de CV, Series B	395,317
84,400	Grupo Modelo SAB de CV, Series C	441,643
52,200	Grupo Televisa S.A. Series CPO	235,064
30,900	Kimberly-Clark de Mexico SAB de CV, Class A	133,203
15,100	Organizacion Soriana SAB de CV, Class B *	55,611
723,800	Telefonos de Mexico SAB de CV, Series L	916,203
723,800	Telmex Internacional SAB de CV, Class L *	497,779
54,600	Wal-Mart de Mexico SAB de CV, Series V	222,253
		5,990,053
	Philippines—0.1%
1,549	Philippine Long Distance Telephone Co. Sponsored ADR	88,061

	Russia—10.9%
95,744	Gazprom OAO Sponsored ADR	4,614,861
36,080	LUKOIL ADR	3,012,680
15,902	MMC Norilsk Nickel - ADR	335,533
2,758	Mobile Telesystems OJSC Sponsored ADR	196,921
35,459	OAO Rosneft Oil Co. GDR	377,638
4,967	Severstal GDR Series S	95,515
4,206	Sistema JSFC Sponsored GDR	111,459
88,950	Surgutneftegaz Sponsored ADR	797,882
3,808	Tatneft GDR *	455,056
2,722	Unified Energy System GDR * (+)	272,200
12,655	VTB Bank OJSC GDR *	88,458
		10,358,203
	South Africa—6.5%
15,154	ABSA Group Ltd.	212,151
1,760	Anglo Platinum Ltd.	232,538
7,019	ArcelorMittal South Africa Ltd.	188,359
21,691	Barloworld Ltd.	199,574
14,411	Bidvest Group Ltd.	200,269
23,677	Eqstra Holdings Ltd. *	37,280
188,037	FirstRand Ltd.	430,461
14,038	Gold Fields Ltd.	170,042
10,946	Harmony Gold Mining Co. Ltd. *	120,269
9,255	Impala Platinum Holdings Ltd.	311,492
23,677	Imperial Holdings Ltd.	142,832
11,744	Liberty Group Ltd.	102,747
28,673	Mondi Ltd.	174,894
23,095	MTN Group Ltd.	400,951
11,038	Nedbank Group Ltd.	157,354

17,649	Pick’n Pay Stores Ltd. *	$69,714
12,786	Remgro Ltd.	338,743
26,985	RMB Holdings Ltd.	96,062
186,470	Sanlam Ltd.	449,341
16,252	Sappi Ltd.	177,790
12,162	Sasol Ltd.	657,743
65,639	Standard Bank Group Ltd.	816,920
17,379	Telkom S.A. Ltd.	330,745
8,336	Tiger Brands Ltd.	165,493
		6,183,764
	Taiwan, Republic of China—14.0%
116,837	Advanced Semiconductor Engineering, Inc. ADR	512,914
103,245	AU Optronics Corp. ADR	1,166,669
111,177	Chunghwa Telecom Co. Ltd. ADR	2,800,549
84,864	Siliconware Precision Industries Co. Sponsored ADR	562,648
744,185	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	7,069,759
490,367	United Microelectronics Corp. Sponsored ADR	1,260,243
		13,372,782
	Thailand—1.1%
39,100	Advanced Info Service PCL	100,406
27,000	Bangkok Bank PCL	89,490
2,493,000	G J Steel PCL	31,265
391,100	IRPC PCL	46,712
25,000	Kasikornbank PCL	50,015
1,273,000	KGI Securities Thailand PCL	53,216
162,800	Krung Thai Bank PCL	35,000
99,200	PTT Aromatics & Refining PCL	63,092
11,000	PTT Chemical PCL	22,828
23,400	PTT Exploration & Production PCL	104,807
29,000	PTT PCL	216,483
16,600	Siam Cement PCL	84,759
30,900	Siam Commercial Bank PCL	68,738
62,800	Thai Airways International PCL	28,878
37,700	Thai Oil PCL	55,160
		1,050,849
	Turkey—0.9%
45,159	Turkcell Iletism Hizmet ADR *	871,569

	Total Common Stocks and Other Equity Interests
	(Cost $103,169,861)	93,984,185

	Money Market Fund—0.2%
151,123	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $151,123)	151,123

	Total Investments
	(Cost $103,320,984)(a)—98.8%	94,135,308
	Other assets less liabilities—1.2%	1,130,468

	Net Assets—100.0%	$95,265,776

ADR American Depositary Receipt
GDR Global Depositary Receipt

* Non-income producing security.

(+) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 was $272,200, which represented 0.3% of the Fund’s Net Assets.

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $103,354,845. The net unrealized depreciation was $9,219,537 which consisted of aggregate gross unrealized appreciation of $2,194,518 and aggregate gross unrealized depreciation of $11,414,055.

Sector Breakdown

As of July 31, 2008

% of Net Assets
Energy	26.0
Financials	18.8
Telecommunication Services	15.8
Materials	13.9
Information Technology	13.2
Utilities	5.0
Consumer Staples	2.7
Industrials	2.3
Health Care	0.5
Consumer Discretionary	0.4
Money Market Fund	0.2
Other	1.2

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares FTSE RAFI Europe Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.6%
	Austria—0.6%
11	Boehler-Uddeholm AG	$1,253
190	Erste Group Bank AG	12,227
40	EVN AG	1,308
212	Immoeast AG *	1,525
425	Immofinanz Immobilien Anlagen AG	3,859
113	OMV AG	7,828
13	Raiffeisen International Bank - Holding AG	1,627
350	Telekom Austria AG	7,230
39	UNIQA Versicherungen AG	1,187
25	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,994
17	Vienna Insurance Group	1,137
135	Voestalpine AG	8,921
84	Wienerberger AG	2,267
		52,363
	Belgium—1.4%
459	Agfa Gevaert N.V. *	3,416
185	Belgacom S.A.	7,327
8	Colruyt S.A.	2,237
202	Delhaize Group	11,123
1,640	Dexia S.A.	22,441
5	D’Ieteren N.V. S.A.	1,242
650	Fortis Strip VVPR * (+)	10
561	Fortis, Class A	7,913
561	Fortis, Class B	7,948
73	Groupe Bruxelles Lambert S.A.	8,144
77	InBev N.V.	5,196
9	KBC Ancora	724
155	KBC Groep N.V.	15,855
16	Mobistar S.A.	1,327
36	Nationale a Portefeuille	2,837
18	Sofina S.A.	1,989
52	Solvay S.A.	6,250
126	UCB S.A.	4,326
90	Umicore	4,064
		114,369
	Bermuda—0.0%
50	Frontline Ltd.	3,171

	Denmark—0.9%
1	A P Moller - Maersk A/S, Class A	11,648
1	A P Moller - Maersk A/S, Class B	11,753
88	Carlsberg A/S, Class B	7,186
40	Danisco A/S	2,744
814	Danske Bank A/S	23,279
50	East Asiatic Co. Ltd. A/S	3,414
181	Novo Nordisk A/S, Class B	11,564
		71,588

	Finland—1.6%
141	Elisa Oyj	$3,001
290	Fortum Oyj	12,859
105	Kemira Oyj	1,194
160	KESKO Oyj, Class B	4,456
67	Kone Oyj, Class B	2,037
111	Metso Corp.	4,019
1,249	M-real Oyj, Class B	1,929
107	Neste Oil Oyj	2,604
1,732	Nokia Oyj	47,697
154	Outokumpu Oyj	3,623
155	Pohjola Bank PLC	2,556
104	Rautaruukki Oyj	3,953
425	Sampo Oyj, Class A	10,756
62	Sanoma-WSOY Oyj	1,349
1,226	Stora Enso Oyj, Class R	11,171
1,087	UPM-Kymmene Oyj	17,317
64	Wartsila Oyj, Class B	3,925
		134,446
	France—16.5%
185	Accor S.A.	12,429
11	Aeroports de Paris	959
404	Air France-KLM	10,130
158	Air Liquide S.A.	20,774
3,598	Alcatel-Lucent	21,698
116	Alstom	13,107
79	Arkema	4,043
93	Atos Origin S.A.	5,405
3,042	AXA S.A.	90,108
1,192	BNP Paribas	118,656
11	Bollore	2,069
270	Bouygues	17,584
140	Cap Gemini S.A.	9,010
829	Carrefour S.A.	42,592
62	Casino Guichard Perrachon S.A.	6,220
73	Christian Dior S.A.	7,905
12	Ciments Francais S.A.	1,678
72	CNP Assurances	8,060
530	Compagnie de Saint-Gobain	33,251
132	Compagnie Generale des Etablissements Michelin, Class B	8,765
1,065	Credit Agricole S.A.	22,881
61	Eiffage S.A.	3,695
124	Electricite de France	10,825
2	Eramet	1,396
82	Essilor International S.A.	4,063
7	Esso S.A. Francaise	1,478
14	Euler Hermes S.A.	1,082
23	Eurazeo	2,304
54	Eutelsat Communications *	1,511
41	Faurecia	1,657
11	Fonciere Des Regions	1,387
2,354	France Telecom S.A.	74,815
131	GDF Suez	8,245
13	Gecina S.A.	1,545
278	Groupe Danone	20,712
25	Hermes International	3,998
32	Imerys S.A.	1,926
38	JC Decaux S.A.	968
35	Klepierre	1,428
164	Lafarge S.A.	22,466
176	Lagardere S.C.A	9,707

60	Legrand S.A.	$1,541
138	L’Oreal S.A.	14,512
208	LVMH Moet Hennessy Louis Vuitton S.A.	23,026
115	M6-Metropole Television	2,636
488	Natixis	3,990
38	Nexans S.A.	4,550
334	PagesJaunes Groupe	4,539
112	Pernod-Ricard S.A.	9,809
132	PPR	14,452
495	PSA Peugeot S.A.	24,359
120	Publicis Groupe	3,943
82	Rallye S.A.	3,969
345	Renault S.A.	28,911
191	Safran S.A.	3,245
802	Sanofi-Aventis S.A.	56,397
196	Schneider Electric S.A.	21,841
169	SCOR SE	4,040
79	Sequana	1,286
9	Societe des Autoroutes Paris-Rhin-Rhone	772
10	Societe Fonciere Financiere et de Participations	911
729	Societe Generale	68,063
179	Societe Television Francaise 1 (TF1)	3,089
157	Sodexo	10,303
903	STMicroelectronics N.V.	10,062
998	Suez S.A.	60,027
79	Technip S.A.	6,740
73	Thales S.A.	4,148
948	Thomson	4,186
2,598	Total S.A.	200,244
34	Unibail-Rodamco	7,653
228	Valeo S.A.	7,417
32	Vallourec S.A.	9,594
303	Veolia Environnement	16,121
376	Vinci S.A.	21,413
1,294	Vivendi S.A.	54,450
17	Wendel	1,899
51	Zodiac S.A.	2,300
		1,348,970
	Germany—14.3%
124	Adidas AG	7,625
606	Allianz SE	103,362
184	Altana AG	2,900
11	AMB Generali Holding AG	2,014
190	Arcandor AG *	2,203
1,044	BASF SE	66,280
512	Bayer AG	44,272
566	Bayerische Motoren Werke (BMW) AG	25,530
32	BayWa AG	2,097
35	Beiersdorf AG	2,266
42	Bilfinger Berger AG	2,848
92	Celesio AG	3,013
932	Commerzbank AG	30,217
160	Continental AG	18,061
1,767	Daimler AG	102,917
783	Deutsche Bank AG	72,800
44	Deutsche Boerse AG	5,047
353	Deutsche Lufthansa AG	8,135
1,100	Deutsche Post AG	25,899
47	Deutsche Postbank AG	3,337
5,238	Deutsche Telekom AG	91,165
596	E.ON AG	113,867

26	Fraport AG	$1,593
123	Fresenius Medical Care AG & Co. KGaA	6,800
13	Fresenius SE	1,136
109	GEA Group AG	3,604
88	Hannover Rueckversicherung AG	4,207
15	HeidelbergCement AG	1,794
115	Heidelberger Druckmaschinen AG	2,119
73	Henkel AG & Co. KGaA	2,809
57	Hochtief AG	4,454
314	Hypo Real Estate Holding AG	8,848
464	IKB Deutsche Industriebank AG	1,571
1,695	Infineon Technologies AG *	12,945
48	K+S AG	5,961
128	Lanxess AG	4,987
88	Linde AG	12,203
103	MAN AG	10,398
23	Merck KGaA	2,785
232	Metro AG	13,122
297	Muenchener Rueckversicherungs AG	49,491
15	Rheinmetall AG	924
410	RWE AG	49,232
32	Salzgitter AG	5,275
309	SAP AG	17,964
711	Siemens AG	87,370
102	Suedzucker AG	1,787
576	ThyssenKrupp AG	32,272
583	TUI AG	13,444
236	Volkswagen AG	75,397
6	Wacker Chemie AG	1,248
		1,171,595
	Greece—0.6%
271	Alpha Bank A.E.	8,034
56	Coca Cola Hellenic Bottling Co. S.A.	1,377
227	EFG Eurobank Ergasias S.A.	5,660
166	Hellenic Petroleum S.A.	2,186
325	Hellenic Telecommunications Organization S.A.	6,795
281	National Bank of Greece S.A.	13,363
225	OPAP S.A.	8,074
141	Piraeus Bank S.A.	4,237
107	Public Power Corp. S.A.	3,322
		53,048
	Ireland—0.5%
926	Allied Irish Banks PLC	11,479
468	Anglo Irish Bank Corp. PLC	3,739
353	CRH PLC	9,087
1,583	Governor & Co. of the Bank of Ireland	13,213
391	Irish Life & Permanent PLC	3,158
409	Ryanair Holdings PLC *	1,557
380	Smurfit Kappa Group PLC	2,277
		44,510
	Italy—6.8%
726	A2A SpA	2,628
493	Alleanza Assicurazioni SpA	4,823
1,314	Assicurazioni Generali SpA	45,780
168	Atlantia SpA	4,514
115	Autogrill SpA	1,374
515	Banca Carige SpA	1,830

1,892	Banca Monte dei Paschi di Siena SpA	$5,402
452	Banca Popolare di Milano Scarl	4,552
860	Banco Popolare Scarl	15,565
97	Benetton Group SpA	1,115
62	Buzzi Unicem SpA	1,315
603	CIR-Compagnie Industriali Riunite SpA (+)	1,597
450	Edison SpA	890
6,313	Enel SpA	58,557
3,526	Eni SpA	119,601
298	ERG SpA	5,538
1,208	Fiat SpA	20,884
298	Finmeccanica SpA	8,842
156	Fondiaria - Sai SpA	5,192
54	Fondiaria-Sai SpA Rnc	1,170
736	Hera SpA	2,601
823	IFIL Investments SpA	5,656
9,691	Intesa Sanpaolo	54,774
109	Italcementi SpA	1,531
259	Italcementi SpA Rnc	2,730
17	Italmobiliare SpA	1,207
13	Italmobiliare SpA Rnc	643
36	Lottomatica SpA	1,128
77	Luxottica Group SpA	1,890
1,229	Mediaset SpA	8,764
397	Mediobanca SpA	5,807
170	Mediolanum SpA	721
326	Milano Assicurazioni SpA	1,679
875	Parmalat SpA	2,180
5,731	Pirelli & C. SpA	3,577
2,014	Premafin Finanziaria SpA	4,336
109	Saipem SpA	4,238
288	Saras SpA	1,436
841	Snam Rete Gas SpA	5,580
80	Societa Cattolica di Assicurazoni Scrl	3,620
28,657	Telecom Italia SpA	52,001
12,917	Telecom Italia SpA Rnc	17,483
1,091	Terna-Rete Elettrica Nationale SpA	4,545
7,009	UniCredit SpA	42,130
686	Unione di Banche Italiane ScpA	16,355
404	Unipol Gruppo Finanziario SpA	1,057
		558,838
	Luxembourg—0.6%
426	ArcelorMittal	38,046
8	RTL Group S.A.	817
313	SES S.A.	7,673
		46,536
	Netherlands—5.8%
3,235	Aegon N.V.	38,047
258	Akzo Nobel N.V.	14,858
199	ASML Holding N.V.	4,611
67	Corio N.V.	5,184
323	Corporate Express N.V.	4,611
117	CSM	3,908
517	European Aeronautic Defence and Space Co. N.V.	9,833
121	Heineken Holding N.V.	5,196
143	Heineken N.V.	6,678
45	Hunter Douglas N.V.	2,703
6,092	ING Groep N.V. CVA	199,654
1,599	Koninklijke KPN N.V.	27,967

2,169	Koninklijke Ahold N.V.	$24,789
165	Koninklijke BAM Groep N.V.	2,574
288	Koninklijke DSM N.V.	17,556
1,094	Koninklijke Philips Electronics N.V.	36,665
55	Nutreco Holding N.V.	3,673
226	Randstad Holding N.V.	6,428
126	SNS Reaal	2,123
336	TNT N.V.	11,827
1,357	Unilever N.V. CVA	37,560
29	Wereldhave N.V.	3,128
268	Wolters Kluwer N.V.	6,268
		475,841
	Norway—1.4%
40	Aker ASA, Class A	1,979
129	Aker Solutions ASA	3,053
897	DnB NOR ASA	11,585
50	Hafslund ASA, Class B	1,003
2,230	Norsk Hydro ASA	28,238
1,078	Norske Skogindustrier ASA	4,410
798	Orkla ASA	10,214
990	StatoilHydro ASA	32,557
459	Storebrand ASA	3,215
547	Telenor ASA	8,312
93	Yara International ASA	6,704
		111,270
	Portugal—0.5%
395	Banco BPI S.A.	1,498
3,558	Banco Comercial Portugues S.A., Class R	6,356
111	Banco Espirito Santo S.A.	1,670
248	Brisa	2,523
178	CIMPOR-Cimentos de Portugal, SGPS S.A.	1,180
1,981	Energias de Portugal S.A.	10,864
120	Galp Energia SGPS S.A, Class B	2,230
172	Jeronimo Martins, SGPS S.A.	1,398
1,190	Portugal Telecom, SGPS S.A.	13,108
1,329	Sonae SGPS S.A.	1,410
		42,237
	South Africa—0.0%
46	Mondi Ltd.	281

	Spain—5.1%
174	Abertis Infraestructuras S.A.	3,708
12	Acciona S.A.	2,540
225	Acerinox S.A.	4,472
152	ACS Actividades de Construccion y Servicios S.A.	7,521
3,295	Banco Bilbao Vizcaya Argentaria S.A.	60,818
823	Banco de Sabadell S.A.	6,729
57	Banco Espanol de Credito S.A.	864
1,043	Banco Popular Espanol S.A.	11,440
5,772	Banco Santander S.A.	112,392
181	Bankinter S.A.	1,726
13	Compania Espanola de Petroleos S.A.	1,420
78	Enagas	2,023
63	Fomento de Construcciones y Contratas S.A.	3,335
120	Gas Natural SDG S.A.	5,866
76	Gestevision Telecinco S.A.	1,030
82	Grupo Ferrovial S.A.	4,185

2,193	Iberdrola S.A.	$29,973
1,095	Iberia Lineas Aereas de Espana S.A.	3,297
105	Industria de Diseno Textil S.A.	5,087
446	Mapfre S.A.	2,234
6	Metrovacesa S.A.	465
25	Red Electrica Corporacion S.A.	1,511
1,540	Repsol YPF S.A.	51,948
85	Sacyr Vallehermoso S.A.	1,729
3,128	Telefonica S.A.	81,650
243	Union Fenosa S.A.	6,552
		414,515
	Sweden—3.5%
282	Assa Abloy AB, Class B	3,879
319	Atlas Copco AB, Class A	4,981
346	Atlas Copco AB, Class B	4,903
309	Boliden AB	1,833
767	Electrolux AB, Series B	9,316
148	Hennes & Mauritz AB, Class B	7,948
117	Holmen AB, Class B	3,461
291	Husqvarna AB, Class B	2,428
372	Industrivarden AB, Class A	5,317
219	Industrivarden AB, Class C	2,823
1,092	Investor AB, Class B	23,954
200	Kinnevik Investment AB, Class B	3,024
25	Lundbergforetagen AB, Class B	1,299
200	NCC AB, Class B	2,636
2,265	Nordea Bank AB	32,375
821	Sandvik AB	10,819
400	SAS AB *	2,941
22	Scania AB, Class A	349
308	Scania AB, Class B	4,860
604	Securitas AB, Class B	7,036
592	Skandinaviska Enskilda Banken AB, Class A	12,277
664	Skanska AB, Class B	8,641
391	SKF AB, Class B	6,671
96	SSAB Svenskt Stal AB, Series A	2,665
67	SSAB Svenskt Stal AB, Series B	1,636
1,172	Svenska Cellulosa AB, Class B	13,362
524	Svenska Handelsbanken AB, Class A	13,378
422	Swedbank AB, Class A	8,856
344	Tele2 AB, Class B	6,054
2,766	Telefonaktiebolaget LM Ericsson, Class B	29,161
2,219	TeliaSonera AB	16,977
200	Trelleborg AB, Class B	3,454
750	Volvo AB, Class A	8,706
1,590	Volvo AB, Class B	19,312
		287,332
	Switzerland—7.6%
657	ABB Ltd.	17,453
171	Adecco S.A.	7,878
73	Baloise Holding AG	6,893
9	BKW FMB Energie AG	1,116
146	Ciba Holdings AG	3,837
734	Clariant AG	7,312
159	Compagnie Financiere Richemont S.A., Class A	9,566
1,380	Credit Suisse Group	69,461
4	Givaudan S.A.	3,269
8	Helvetia Holding AG	2,983
158	Holcim Ltd.	11,269

71	Julius Baer Holding AG	$4,539
27	Kuehne & Nagel International AG	2,267
2,230	Nestle S.A.	98,052
1,609	Novartis AG	95,880
50	Pargesa Holding S.A.	5,200
56	Petroplus Holdings AG	2,273
338	Roche Holding AG	62,665
3	Roche Holding AG Br	589
18	Schindler Holding AG	1,261
13	Schindler Holding AG Participant Certificates	893
2	SGS S.A.	2,828
13	Swatch Group AG-Bearer	3,039
29	Swatch Group AG-Registered	1,278
77	Swiss Life Holding AG	19,911
458	Swiss Reinsurance	28,669
23	Swisscom AG	7,440
31	Syngenta AG	9,089
13	Synthes, Inc.	1,805
4,485	UBS AG *	87,218
160	Zurich Financial Services AG	42,328
		618,261
	United Kingdom—32.8%
561	3i Group PLC	10,024
2,492	Aegis Group PLC	5,381
1,091	Alliance & Leicester PLC	7,359
263	AMEC PLC	4,423
429	Anglo American PLC	24,822
204	Antofagasta PLC	2,338
246	Arriva PLC	3,411
431	Associated British Foods PLC	6,117
1,469	AstraZeneca PLC	71,817
5,177	Aviva PLC	51,737
2,377	BAE Systems PLC	21,188
429	Balfour Beatty PLC	3,374
10,453	Barclays PLC	69,987
971	Barratt Developments PLC	1,827
232	Bellway PLC	2,193
928	BG Group PLC	21,067
644	BHP Billiton PLC	21,598
26,280	BP PLC	271,482
1,518	Bradford & Bingley PLC	1,684
1,566	British Airways PLC	7,918
956	British American Tobacco PLC	34,618
705	British Land Co. PLC	9,811
657	British Sky Broadcasting Group PLC	5,912
13,090	BT Group PLC	45,092
323	Bunzl PLC	4,044
2,293	Cable & Wireless PLC	7,495
1,076	Cadbury PLC	12,767
708	Carnival PLC	24,922
228	Carphone Warehouse Group (The) PLC	854
3,844	Centrica PLC	23,967
248	Close Brothers Group PLC	2,935
2,662	Compass Group PLC	19,300
338	Daily Mail & General Trust	2,131
1,931	Diageo PLC	33,680
8,805	DSG International PLC	7,849
324	easyJet PLC *	2,137
943	Electrocomponents PLC	2,900
666	Enterprise Inns PLC	4,090
523	Experian Group PLC	4,072

438	Firstgroup PLC	$4,503
4,718	Friends Provident PLC	7,888
1,122	G4S PLC	4,290
1,263	GKN PLC	5,335
5,260	GlaxoSmithKline PLC	122,534
296	Hammerson PLC	5,632
1,704	Hays PLC	2,709
7,994	HBOS PLC	46,002
1,801	Home Retail Group PLC	7,751
15,710	HSBC Holdings PLC	261,096
211	ICAP PLC	2,100
462	IMI PLC	4,022
639	Imperial Tobacco Group PLC	23,924
626	Inchcape PLC	3,113
770	InterContinental Hotels Group PLC	10,158
796	International Power PLC	6,508
470	Investec PLC	3,152
5,960	ITV PLC	5,029
3,170	J Sainsbury PLC	19,812
179	Johnson Matthey PLC	5,925
86	Kazakhmys PLC	2,554
1,213	Kesa Electricals PLC	3,616
10,383	Kingfisher PLC	24,352
5,210	Ladbrokes PLC	26,033
629	Land Securities Group PLC	16,098
11,982	Legal & General Group PLC	23,213
225	Liberty International PLC	4,181
10,060	Lloyds TSB Group PLC	58,837
2,525	LogicaCMG PLC	5,302
71	Lonmin PLC	3,411
760	Man Group PLC	9,251
2,045	Marks & Spencer Group PLC	10,472
1,599	Mitchells & Butlers PLC	7,847
829	Mondi PLC	4,126
164	National Express Group PLC	3,174
2,703	National Grid PLC	35,768
250	Next PLC	4,727
319	Northern Rock PLC * (+)	0
4,742	Old Mutual PLC	9,121
1,028	Pearson PLC	13,247
306	Pennon Group PLC	3,882
506	Persimmon PLC	2,894
261	Provident Financial PLC	4,550
3,282	Prudential PLC	35,497
393	Punch Taverns PLC	1,989
2,713	Rank Group PLC	4,058
261	Reckitt Benckiser Group PLC	14,280
3,481	Rentokil Initial PLC	4,620
869	Rexam PLC	6,546
248	Rio Tinto PLC	26,232
1,389	Rolls-Royce Group PLC	9,857
31,806	Royal Bank of Scotland Group PLC	133,412
4,231	Royal Dutch Shell PLC, Class A	150,778
3,259	Royal Dutch Shell PLC, Class B	115,042
4,787	RSA Insurance Group PLC	12,508
448	SABMiller PLC	9,309
966	Sage Group (The) PLC	3,749
115	Schroders PLC	2,196
62	Schroders PLC Ntvg	1,076
736	Scottish & Southern Energy PLC	20,440
624	Segro PLC	5,062
308	Severn Trent PLC	8,121
239	Shire Ltd.	3,937

3,433	Signet Group PLC	$3,417
342	Smith & Nephew PLC	3,665
448	Smiths Group PLC	9,292
899	Standard Chartered PLC	27,603
3,733	Standard Life PLC	16,841
628	Tate & Lyle PLC	4,861
2,079	Taylor Wimpey PLC	1,616
7,431	Tesco PLC	53,050
93	Thomson Reuters PLC	2,520
2,019	Tomkins PLC	4,959
192	Travis Perkins PLC	2,187
639	Trinity Mirror PLC	1,092
1,129	Tui Travel PLC	4,473
1,129	Unilever PLC	31,042
637	United Business Media Ltd.	7,142
938	United Utilities Group PLC	12,923
1,214	United Utilities Group PLC, Class B * (+)	4,104
57	Vedanta Resources PLC	2,279
62,555	Vodafone Group PLC	168,587
281	Whitbread PLC	6,190
1,038	William Hill PLC	6,467
2,341	William Morrison Supermarkets PLC	12,011
1,531	Wolseley PLC	10,364
1,870	WPP Group PLC	17,919
200	Xstrata PLC	14,445
1,444	Yell Group PLC	2,017
		2,686,237
	United States—0.1%
201	Dr. Pepper Snapple Group, Inc. *	4,155

	Total Common Stocks (Cost $9,947,917)	8,239,563

	Preferred Stocks—0.8%
	Germany—0.7%
80	Fresenius SE	6,516
201	Henkel AG & Co. KGaA	8,044
109	Porsche Automobil Holding SE	16,463
120	ProSieben SAT.1 Media AG	1,024
151	Volkswagen AG	23,649
		55,696
	Italy—0.1%
341	Istituto Finanziario Industriale SpA *	7,177
2,767	Unipol Gruppo Finanziario SpA	5,591
		12,768
	Total Preferred Stocks (Cost $72,799)	68,464

	Rights—0.1%
	France—0.1%
998	Suez Environnement S.A., expiring 10/22/08 *	7,178

	Germany—0.0%
2,784	IKB Deutsche Industriebank AG, expiring 08/11/2008 *	4

	United Kingdom—0.0%
2,034	Bradford & Bingley PLC, expiring 08/15/08 *	$101
	Total Rights (Cost $0)	7,283

	Money Market Fund—0.1%
5,251	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,251)	5,251

	Total Investments (Cost $10,025,967)(a)—101.6%	8,320,561
	Liabilities in excess of other assets—(1.6%)	(134,578)

	Net Assets—100.0%	$8,185,983

*Non-income producing security.

(+) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $5,711, which represented 0.1% of the Fund’s Net Assets.

(a) At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $10,025,967. The net unrealized depreciation was $1,705,406 which consisted of aggregate gross unrealized appreciation of $168,115 and aggregate gross unrealized depreciation of $1,873,521.

Sector Breakdown

As of  July 31, 2008

% of Net Assets
Financials	33.1
Energy	12.2
Consumer Discretionary	10.6
Industrials	8.4
Telecommunication Services	8.1
Consumer Staples	7.4
Materials	7.3
Utilities	6.4
Health Care	5.7
Information Technology	2.1
Water supply	0.2
Money Market Fund	0.1
Other	(1.6)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares FTSE RAFI Europe Small-Mid Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—97.8%
	Austria—1.7%
53	Agrana Beteiligungs AG	$4,628
215	Andritz AG	12,915
34	A-TEC Industries AG *	3,111
1,945	Atrium European Real Estate *	19,452
1,381	Austrian Airlines AG *	8,770
421	CA Immobilien Anlagen AG *	7,751
77	Flughafen Wien AG	6,557
8	Lenzing AG	4,073
87	Mayr-Melnhof Karton AG	7,938
243	Oesterreichische Post AG	8,701
61	Palfinger AG	1,470
209	RHI AG *	10,028
138	Semperit AG Holding	5,176
80	Zumtobel AG	1,438
		102,008
	Belgium—3.1%
134	Ackermans & Van Haaren N.V.	14,267
126	Barco N.V.	5,220
151	Befimmo S.C.A. Sicafi	16,257
169	Bekaert N.V.	25,799
175	Brederode S.A.	5,679
11	Cie du Bois Sauvage	5,746
85	Cofinimmo	16,085
68	Compagnie d’Entreprises CFE	6,789
139	Compagnie Maritime Belge S.A.	8,187
234	Euronav N.V.	10,504
152	Exmar N.V.	3,904
88	GIMV N.V.	5,482
173	Omega Pharma S.A.	7,534
256	Recticel S.A.	3,259
1,293	RHJ International *	14,525
666	Telenet Group Holding N.V.	14,579
402	Tessenderlo Chemie N.V.	19,425
		183,241
	Bermuda—0.6%
2,740	Catlin Group Ltd.	17,911
600	Seadrill Ltd.	18,088
		35,999
	Cyprus—0.1%
1,606	Prosafe Production Public Ltd. *	6,727

	Denmark—4.7%
172	ALK-Abello A/S	21,653
100	Almindelig Brand A/S *	4,047
214	Auriga Industries, Class B	8,548
104	Bang & Olufsen A/S, Class B	4,872

133	Coloplast A/S, Class B	$11,251
14	D/S Norden A/S	1,376
562	Dampskibsselskabet Torm A/S	18,276
71	Dfds A/S	9,191
1,050	DSV A/S	22,617
163	FLSmidth & Co. A/S	15,868
1,741	GN Store Nord	8,811
400	H. Lundbeck A/S	10,247
414	Jyske Bank A/S *	26,275
120	NKT Holding A/S	8,093
201	Novozymes A/S, Class B	19,083
54	Rockwool International A/S, Class B	6,301
100	Schouw & Co.	4,015
388	Spar Nord Bank A/S	6,370
454	Sydbank A/S	17,327
129	Topdanmark A/S *	18,857
232	Vestas Wind Systems A/S *	30,662
43	William Demant Holding *	2,621
		276,361
	Finland—4.0%
870	Ahlstrom Oyj	18,868
823	Amer Sports Oyj, Class A	14,330
393	Cargotec Corp., Class B	13,006
656	Finnair Oyj	5,455
451	Finnlines Oyj	9,218
445	HKScan Oyj	4,985
2,514	Huhtamaki Oyj	21,456
242	Konecranes Oyj	9,715
100	Lemminkainen Oyj	3,894
494	Nokian Renkaat Oyj	21,489
1,824	Oriola-KD Oyj, Class B	6,916
926	Orion Oyj, Class B	19,013
225	Poyry Oyj	5,933
320	Ramirent Oyj	2,471
681	Sponda Oyj	6,301
238	Stockmann Oyj Abp, Class B	7,360
1,432	TietoEnator Oyj	29,269
838	Uponor Oyj	12,670
1,162	YIT Oyj	19,998
		232,347
	France—7.7%
1,359	Altran Technologies S.A. *	11,832
45	April Group	2,254
188	Beneteau S.A.	3,796
64	BioMerieux	7,153
40	Bonduelle S.C.A.	3,604
82	Bongrain S.A.	6,462
301	Bourbon S.A.	17,470
1,814	Bull S.A. *	6,170
1,015	Canal Plus	10,737
186	Carbone Lorraine	10,659
430	Cie Generale de Geophysique-Veritas *	17,008
100	Clarins	8,658
169	Club Mediterranee *	7,565
72	Compagnie des Alpes	3,379
189	Compagnie Plastic-Omnium S.A.	5,677
221	Dassault Systemes S.A.	14,399
1,352	Derichebourg	10,822

46	EDF Energies Nouvelles S.A.	$3,230
676	Etablissements Maurel et Prom	15,673
195	Etam Developpement S.A.	5,933
495	Euro Disney S.C.A. *	6,719
122	Fimalac	8,471
328	Generale de Sante	6,627
84	Geodis	17,041
136	Groupe Partouche *	1,549
205	Groupe Steria S.C.A.	4,785
50	Guyenne et Gascogne S.A.	5,579
4,531	Havas S.A.	17,532
21	Iliad S.A.	2,327
204	IMS-Intl Metal Service	5,430
65	Ipsen S.A.	3,483
222	IPSOS	7,787
117	Kaufman & Broad S.A.	5,403
169	Manitou BF S.A.	4,957
164	Mercialys S.A.	7,477
224	Neopost S.A.	22,406
225	Nexity	5,059
66	Norbert Dentressangle	5,664
353	NRJ Group	3,806
61	Pierre & Vacances	6,051
132	Remy Cointreau S.A.	6,508
1,194	Rhodia S.A.	22,970
89	Rubis	8,172
246	SEB S.A.	13,844
350	Societe BIC S.A.	17,867
74	Societe Immobiliere de Location pour l’Industrie et le Commerce	9,859
1,175	SOITEC *	7,022
52	Sopra Group S.A.	4,015
32	Sperian Protection	3,683
48	Spir Communication	2,449
449	Teleperformance	17,332
117	Trigano S.A.	1,632
137	UbiSoft Entertainment S.A. *	13,571
48	Union Financiere de France BQE S.A.	2,092
		451,650
	Germany—7.7%
553	Aareal Bank AG	13,399
628	Air Berlin PLC *	3,361
209	Bechtle AG	5,879
116	Carl Zeiss Meditec AG	1,803
161	Comdirect Bank AG	1,776
153	Demag Cranes AG	8,424
321	Deutsche Euroshop AG	11,524
299	Deutsche Wohen AG	3,625
1,382	Deutz AG	10,458
445	Douglas Holding AG	21,100
199	Draegerwerk AG & Co. KGaA	11,768
109	Duerr AG	4,048
255	ElringKlinger AG	6,986
1,047	Epcos AG	29,159
76	Fielmann AG	6,236
696	Freenet AG *	12,705
77	Fuchs Petrolub AG	7,207
81	GFK AG	2,988
377	Gildemeister AG	10,864
140	Indus Holding AG	3,991
46	Interseroh AG zur Verwertung von Sekundaerrohstoffen	4,123

471	IVG Immobilien AG	$8,966
792	Jenoptik AG *	6,982
235	Kloeckner & Co. AG	11,865
88	Kloeckner-Werke AG	2,329
318	Koenig & Bauer AG	8,990
108	Krones AG	8,585
383	KUKA AG	9,173
353	Leoni AG	14,672
343	Medion AG	5,951
519	MLP AG	9,418
63	MPC Muenchmeyer Petersen Capital AG	2,919
326	MTU Aero Engines Holding AG	10,122
122	MVV Energie AG	5,969
597	Norddeutsche Affinerie AG	32,266
179	Pfleiderer AG	2,148
823	Praktiker Bau- und Heimwerkermaerkte AG	13,290
334	Premiere AG *	6,061
29	Puma AG Rudolf Dassler Sport	9,392
19	Rational AG	3,543
314	Rhoen Klinikum AG	10,117
269	SGL Carbon AG *	18,040
138	Sixt AG	4,851
96	Software AG	7,341
127	Solarworld AG	5,984
245	Stada Arzneimittel AG	12,717
464	Symrise AG	7,971
157	Takkt AG	2,670
270	United Internet AG	5,220
61	Vossloh AG	7,906
163	Wincor Nixdorf AG	12,256
		449,138
	Gibraltar—0.0%
617	PartyGaming PLC *	2,710

	Greece—2.3%
2,450	Agricultural Bank of Greece	8,945
637	Athens Water Supply & Sewage (The) Co. S.A.	9,859
796	Attica Holdings S.A.	5,589
94	Babis Vovos International Construction S.A. *	2,875
694	Ellaktor SA	7,775
876	Elval Aluminium Process Co.	2,324
514	Emporiki Bank of Greece S.A. *	11,147
224	Hellenic Duty Free Shops S.A.	3,775
394	Heracles General Cement Co.	8,004
1,314	Intracom Holdings S.A.	3,629
402	Intralot SA-Integrated Lottery Systems & Services	6,272
616	Motor Oil (Hellas) Corinth Refineries S.A.	12,360
123	Mytilineos Holdings S.A.	1,512
488	Piraeus Bank S.A.	14,664
646	Sidenor Steel Products Manufacturing Co. S.A.	10,120
4,536	Technical Olympic S.A. * (+)	4,246
261	Titan Cement Co. S.A.	10,359
963	Viohalco	8,624
		132,079
	Guernsey—0.1%
3,536	HSBC Infrastructure Co. Ltd.	8,580

	Ireland—2.4%
1,276	AER Lingus *	$2,887
2,092	C&C Group PLC	9,792
566	DCC PLC	13,423
226	FBD Holdings PLC	5,272
12,382	Fyffes PLC	9,853
1,135	Glanbia PLC	8,235
1,851	Grafton Group PLC	10,686
1,535	Greencore Group PLC	4,747
621	Iaws Group PLC	14,340
5,402	Independent News & Media PLC	12,980
635	Kerry Group PLC, Class A	17,615
843	Kingspan Group PLC	8,218
3,920	United Drug PLC	22,385
		140,433
	Italy—6.3%
658	ACEA SpA	11,725
336	AcegasAps SpA	2,532
11,595	Alitalia SpA * (+)	8,051
474	Ansaldo STS SpA	7,085
1,770	Arnoldo Mondadori Editore SpA	10,674
608	Astaldi SpA	4,705
887	Autostrada Torino-Milano SpA	14,850
2,220	Banca Italease SpA *	18,445
836	Banca Popolare dell’Etruria e del Lazio	8,641
477	Banco di Desio e della Brianza SpA	4,324
9,254	Beni Stabili SpA	10,121
272	Brembo SpA	2,977
1,014	Bulgari SpA	11,114
2,196	Caltagirone Editore SpA	12,916
373	Caltagirone SpA	2,665
789	Cementir Holding SpA	4,776
15,614	Cofide SpA	17,346
1,135	Credito Artigiano SpA	4,277
689	Credito Emiliano SpA	6,117
589	Danieli & Co. Rnc SpA	13,050
95	Danieli & Co. SpA	3,130
1,038	Davide Campari-Milano SpA	8,608
389	ERGO Previdenza SpA	1,997
324	Esprinet SpA	1,613
112	Fastweb	3,409
4,058	Gemina SpA *	4,973
173	Geox SpA	1,949
1,298	Gruppo Coin SpA *	6,415
2,782	Gruppo Editoriale L’Espresso SpA	6,624
3,111	IMMSI SpA	3,505
3,330	Impregilo SpA *	16,496
964	Indesit Co. SpA	9,912
949	Interpump Group SpA	8,410
3,129	Iride SpA	8,304
4,268	KME Group SpA	5,332
601	Marazzi Group SpA (+)	7,127
353	MARR SpA	3,123
393	Permasteelisa SpA	8,572
2,097	Piaggio & C. SpA	4,558
1,302	Piccolo Credito Valtellinese Scarl	13,001
272	Pirelli & C Real Estate SpA	5,517
5,671	RCS MediaGroup SpA	12,811
759	Recordati SpA	5,578
762	Risanamento SpA *	1,565

4,256	Safilo Group SpA	$6,448
50,288	Seat Pagine Gialle SpA	5,736
446	Societa Iniziative Autostradali e Servizi SpA	5,010
546	Sogefi SpA	2,059
3,045	Sorin SpA *	3,615
50,017	Telecom Italia Media SpA *	7,141
2,242	Tiscali SpA *	5,474
56	Tod’s SpA	3,192
		367,595
	Liechtenstein—0.3%
103	Liechtenstein Landesbank	8,246
47	Verwalt & Privat-Bank AG	11,335
		19,581
	Luxembourg—0.3%
3,366	COLT Telecom Group S.A. *	8,835
272	GAGFAH S.A.	3,713
2,296	Logwin AG *	5,660
		18,208
	Netherlands—5.7%
695	Aalberts Industries N.V.	10,703
360	Arcadis N.V.	8,105
479	ASM International N.V.	13,258
445	Draka Holding	12,088
425	Eurocommercial Properties N.V. CVA	20,084
256	Fugro N.V. CVA	18,278
731	Gemalto N.V. *	27,716
603	Heijmans N.V. CVA	13,510
778	Imtech N.V.	17,347
130	KAS Bank N.V. CVA	5,195
241	Koninklijke Boskalis Westminster CVA	12,995
149	Koninklijke Vopak N.V.	8,964
1,569	Koninklijke Wessanen N.V.	15,546
199	Macintosh Retail Group N.V.	3,844
422	Nieuwe Steen Investments Funds N.V.	11,391
1,517	OCE N.V.	14,485
613	OPG Groep N.V. CVA	10,904
398	Qiagen N.V. *	7,613
920	SBM Offshore N.V.	20,713
187	Sligro Food Group N.V.	6,153
76	Smit Internationale N.V.	7,045
2,598	Super De Boer *	13,579
223	Ten Cate N.V.	8,701
82	TomTom N.V. *	1,867
559	USG People N.V.	8,521
332	Vastned Offices/Industrial N.V.	8,335
193	Vastned Retail N.V.	15,728
1,310	Wavin N.V.	10,588
		333,256
	Norway—3.6%
494	Acergy S.A.	8,325
2,000	Acta Holding ASA	2,018
1,118	Aker Yards A/S	14,103
578	BW GAS Ltd. *	6,193
817	Cermaq ASA	8,356

549	Ekornes ASA	$8,342
68	Fred Olsen Energy ASA	3,729
218	Golar LNG Ltd.	4,056
22,000	Marine Harvest *	15,772
1,264	Odfjell SE, Class B	15,390
958	Petroleum Geo-Services ASA *	22,396
1,606	ProSafe SE	14,095
150	Renewable Energy Corp A/S *	4,427
433	Schibsted ASA	12,738
100	Solstad Offshore ASA	2,396
1,006	Sparebank 1 SR Bank	9,505
949	Sparebanken 1 SMN	9,244
443	Stolt-Nielsen S.A.	9,234
350	Subsea 7, Inc. *	8,284
500	Tandberg ASA	8,845
488	TGS Nopec Geophysical Co. ASA *	6,199
994	Tomra Systems ASA	6,933
1,203	Veidekke ASA	7,781
150	Wilh Wilhelmsen ASA, Class A	5,406
		213,767
	Portugal—0.8%
1,167	Banif, SGPS S.A.	3,241
893	Mota Engil, SGPS S.A.	5,267
786	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	2,306
623	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	7,271
1,335	Sonae Industria-SGPS S.A.	5,645
2,649	Zon Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	25,749
		49,479
	Spain—4.4%
236	Abengoa S.A.	6,123
574	Antena 3 de Television S.A.	4,863
552	Banco de Valencia S.A.	6,830
547	Banco Guipuzcoano S.A.	6,802
1,132	Banco Pastor S.A.	12,770
211	Bolsas y Mercados Espanoles	7,839
366	Campofrio Alimentacion S.A.	4,934
84	Cementos Portland Valderrivas S.A.	5,177
230	Cie Automotive S.A.	2,160
586	Cintra Concesiones de Infraestructuras de Transporte S.A.	6,638
206	Corp. Financiera Alba	11,365
1,199	Ebro Puleva S.A.	20,990
519	Gamesa Corporacion Tecnologica S.A.	24,844
341	Grifols S.A.	10,258
306	Grupo Catalana Occidente S.A.	8,603
1,055	Grupo Empresarial Ence S.A.	8,626
678	Iberdrola Renovables *	4,506
492	Indra Sistemas S.A.	13,203
3,253	Inmobiliaria Colonial S.A. *	2,233
4,949	La Seda de Barcelona S.A., Class B	7,644
1,374	NH Hoteles S.A.	16,186
464	Obrascon Huarte Lain S.A.	13,857
124	Parquesol Inmobiliaria y Proyectos S.A.	3,461
77	Pescanova S.A.	3,688
717	Promotora de Informaciones S.A.	6,254
174	Prosegur Cia de Seguridad S.A.	7,634
510	Sol Melia S.A.	4,782
366	SOS Cuetara S.A.	7,755
504	Uralita S.A.	3,814

391	Vocento S.A.	$4,118
399	Zardoya Otis S.A.	8,230
		256,187
	Sweden—5.5%
276	AarhusKarlshamn AB	6,978
1,484	Alfa Laval AB	23,296
333	Axfood AB	10,235
800	Bilia AB, Class A	5,539
1,163	Billerud AB	7,649
1,336	Brostrom AB, Class B	10,243
319	Cardo AB	7,670
1,188	Castellum AB	11,926
914	D Carnegie & Co. AB	11,705
2,472	Eniro AB	9,967
2,085	Fabege AB	15,056
843	Getinge AB, Class B	19,641
555	Hakon Invest AB	8,414
451	Haldex AB	6,148
642	Hexagon AB, Class B	10,556
64	Hexpol AB *	555
436	Hoganas AB, Class B	8,411
705	Hufvudstaden AB, Class A	6,436
481	JM AB	5,703
1,630	Kungsleden AB	11,501
300	Lindab International AB	5,230
947	Lundin Petroleum AB *	12,519
203	Modern Times Group AB, Class B	11,472
2,500	Niscayah Group AB	4,544
895	Nobia AB	4,880
617	Oresund Investment AB	9,864
800	PA Resources AB *	8,130
1,007	Peab AB	6,473
736	Ratos AB, Class B	21,222
500	Saab AB, Class B	12,682
1,000	Swedish Match AB	19,953
357	Wallenstam Byggnads AB, Class B	5,929
		320,527
	Switzerland—7.7%
112	Actelion Ltd. *	6,129
21	AFG Arbonia-Forster Holding	5,791
36	Allreal Holding AG	4,290
200	Bank Sarasin & Cie AG, Class B	9,103
20	Banque Cantonale Vaudoise	5,344
11	Barry Callebaut AG	7,458
172	Basler Kantonalbank	18,890
2	Bell Holding AG	3,393
46	Bucher Industries AG	10,635
99	Charles Voegele Holding AG	6,754
1	Conzzeta Holding AG	2,086
40	Daetwyler Holding AG	2,481
129	EFG International AG	4,062
29	Emmi AG	3,431
143	EMS-Chemie Holding AG	18,339
40	Energiedienst Holding AG	2,462
14	Financiere Tradition	2,218
15	Flughafen Zuerich AG	5,224
25	Forbo Holding AG	11,260
23	Galenica AG	7,374

175	Geberit AG	$22,343
44	Georg Fischer AG	15,975
274	Implenia AG	8,419
4	Jelmoli Holding AG *	9,763
23	Kaba Holding AG, Class B	6,145
25	Kuoni Reisen Holding AG	10,842
2	Lindt & Spruengli AG	5,284
728	Logitech International S.A. *	19,450
199	Lonza Group AG	28,976
16	Luzerner Kantonalbank AG	3,969
1,357	Micronas Semiconductor Holding *	8,883
360	Nobel Biocare Holding AG	11,130
32	OC Oerlikon Corp. AG *	7,878
120	Panalpina Welttransport Holding AG	9,916
253	PSP Swiss Property AG	16,211
35	PubliGroupe AG	8,783
59	Rieter Holding AG	18,776
113	Schmolz + Bickenbach AG	7,386
14	Schweizerische National-Versicherungs-Gesellschaft	9,378
6	Sika AG	7,786
177	Sonova Holding AG	12,937
15	St. Galler Kantonalbank	6,516
16	Straumann Holding AG	3,756
180	Sulzer AG	21,693
123	Swiss Prime Site AG	7,394
62	Valora Holding AG	15,382
283	Vontobel Holding AG	10,613
		452,308
	United Kingdom—28.8%
5,313	Aberdeen Asset Management PLC	14,971
617	Admiral Group PLC	11,312
1,023	Aga Rangemaster Group PLC	3,379
1,121	Aggreko PLC	15,788
6,614	ARM Holdings PLC	12,578
729	Ashmore Group PLC	3,610
10,355	Ashtead Group PLC	13,897
497	Atkins WS PLC	8,600
16,057	Avis Europe PLC *	4,294
961	Babcock International Group	11,517
8,016	BBA Aviation PLC	19,571
1,721	Benfield Group Ltd.	8,293
1,168	Berkeley Group Holdings PLC	16,670
602	Big Yellow Group PLC	3,724
4,299	Bodycote International PLC	17,309
1,850	Bovis Homes Group PLC	12,249
2,549	Britvic PLC	11,222
3,989	Brixton PLC	17,897
1,283	BSS Group PLC	6,868
2,751	Burberry Group PLC	24,563
177	Cairn Energy PLC *	9,607
1,364	Capital & Regional PLC	3,364
3,175	Carillion PLC	17,878
745	Carpetright PLC	8,353
5,062	Cattles PLC	11,983
2,277	Cattles Rural Free Delivery PLC *	5,187
947	Charter PLC	16,020
4,190	Chaucer Holdings PLC	6,183
1,033	CLS Holdings PLC *	7,162
7,832	Cobham PLC	31,455
4,476	Computacenter PLC	11,327

1,761	Cookson Group PLC	$21,698
814	Croda International PLC	11,142
1,663	CSR PLC *	9,487
59	Daejan Holdings PLC	3,049
2,141	Dairy Crest Group PLC	16,699
348	Dana Petroleum PLC *	9,934
2,455	Davis Service Group (The) PLC	20,133
1,022	De La Rue PLC *	17,066
15,544	Debenhams PLC	12,547
406	Derwent London PLC	8,839
7,856	Dimension Data Holdings PLC	7,625
9,183	DS Smith PLC	20,010
3,547	Enodis PLC	22,343
676	Eurocastle Investment Ltd.	5,221
326	Euromoney Institutional Investor PLC	2,118
2,058	F&C Asset Management PLC	4,117
1,347	Fenner PLC	6,511
2,272	Filtrona PLC	7,100
982	Findel PLC	3,151
277	Forth Ports PLC	8,823
8,848	Galiform PLC *	5,433
8,296	Galliford Try PLC	8,217
2,239	Game Group PLC	11,365
566	Go-Ahead Group PLC	19,161
842	Grainger PLC	3,348
1,850	Great Portland Estates PLC	12,469
2,057	Greene King PLC	21,087
108	Greggs PLC	7,531
2,614	Halfords Group PLC	14,356
3,009	Halma PLC	11,832
1,167	Headlam Group PLC	6,947
5,853	Henderson Group PLC	13,565
3,796	HMV Group PLC	9,080
671	Holidaybreak PLC	4,758
904	Hunting PLC	15,096
3,652	Informa PLC	31,596
1,685	Inmarsat PLC	16,055
669	Intermediate Capital Group PLC	17,956
1,684	Interserve PLC	13,268
681	Intertek Group PLC	13,665
5,662	Invensys PLC *	31,742
5,239	Invista Foundation Property Trust Ltd.	4,540
1,965	Jardine Lloyd Thompson Group PLC	16,105
5,313	JJB Sports PLC	9,498
902	John Menzies PLC	6,888
1,644	John Wood Group PLC	13,775
11,092	Johnston Press PLC	10,107
10,209	Kcom Group PLC	7,230
819	Keller Group PLC	11,892
579	Kier Group PLC	11,573
1,327	Laird PLC	7,623
485	London Stock Exchange Group PLC	7,984
3,929	Lookers PLC	4,281
1,720	Luminar Group Holdings PLC	6,806
175	Mapeley Ltd.	4,035
2,039	Marshalls PLC	6,341
5,163	Marston’s PLC	18,307
4,556	Mcbride PLC	9,002
3,675	Meggitt PLC	14,414
5,737	Melrose PLC	18,098
1,731	Michael Page International PLC	8,872
1,824	Millennium & Copthorne Hotels PLC	11,607

2,776	Minerva PLC *	$7,259
6,141	Misys PLC	20,801
2,327	Mitie Group	10,372
2,326	Morgan Crucible Co.	9,088
427	Morgan Sindall PLC	4,601
1,821	N Brown Group PLC	7,539
12,528	Northern Foods PLC	12,905
1,314	Northgate PLC	8,843
5,937	Paragon Group of Cos. PLC	11,643
44,416	Pendragon PLC	6,608
651	Petrofac Ltd.	8,279
4,347	Premier Farnell PLC	14,531
10,824	Premier Foods PLC	18,601
366	Premier Oil PLC *	9,432
1,768	PZ Cussons PLC	6,479
3,417	QinetiQ PLC	13,554
1,345	Quintain Estates & Development PLC	4,256
3,345	Redrow PLC	8,647
3,302	Regus Group PLC	4,513
278	Renishaw PLC	4,367
2,726	Restaurant Group PLC	6,345
427	Robert Wiseman Dairies PLC	2,884
377	Rotork PLC	8,185
2,182	RPC Group PLC	6,786
1,384	Savills PLC	5,977
2,421	Serco Group PLC	19,711
1,140	Shaftesbury PLC	9,033
2,569	Shanks Group PLC	11,348
1,243	SIG PLC	10,889
4,893	Smiths News PLC	7,076
1,095	Southern Cross Healthcare Ltd.	2,538
887	Spectris PLC	12,563
571	Spirax-Sarco Engineering PLC	11,526
4,174	Sports Direct International PLC	5,333
1,036	SSL International PLC	8,619
2,248	St. Ives Group PLC	7,526
1,212	St. James’s Place PLC	5,042
694	St. Modwen Properties PLC	4,056
6,069	Stagecoach Group PLC	34,264
3,894	Taylor Nelson Sofres PLC	20,923
1,826	TDG PLC	8,817
4,639	Thus Group PLC *	16,242
5,996	TT electronics PLC	12,234
1,522	Tullett Prebon PLC	14,050
1,658	Tullow Oil PLC	25,865
931	UK Coal PLC	8,340
310	Ultra Electronics Holdings	8,026
3,662	Uniq PLC	5,549
1,092	Unite Group PLC	4,299
723	Venture Production PLC	10,598
987	VT Group PLC	12,454
858	Warner Estate Holdings PLC	2,125
1,160	Weir Group (The) PLC	20,508
2,294	Wetherspoon (J.D.) PLC	9,600
2,265	WH Smith PLC	16,253
2,149	Wincanton PLC	11,057
137,341	Woolworths Group PLC	15,589

1,733	Workspace Group PLC	$4,360
2,277	Yule Catto & Co. PLC	5,469
		1,686,326
	Total Common Stocks and Other Equity Interests
	(Cost $7,000,504)	5,738,507

	Preferred Stocks—0.6%
	Germany—0.6%
43	Fuchs Petrolub AG	3,570
200	Hugo Boss AG	7,636
491	Jungheinrich AG	12,755
287	Sixt AG	8,902
		32,863
	Total Preferred Stocks (Cost $46,392)	32,863

	Money Market Fund—0.0%
	United States—0.0%
1,454	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,454)	1,454

	Total Investments (Cost $7,048,350)(a)—98.4%	5,772,824
	Other assets less liabilities—1.6%	95,246

	Net Assets—100.0%	$5,868,070

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $7,048,350. The net unrealized depreciation was $1,275,526 which consisted of aggregate gross unrealized appreciation of $220,716 and aggregate gross unrealized depreciation of $1,496,242.

(+)

Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $19,424, which represented 0.3% of the Fund’s Net Assets.

Sector Breakdown

As of  July 31, 2008

% of Net Assets
Industrials	29.6
Financials	17.7
Consumer Discretionary	16.6
Information Technology	7.5
Consumer Staples	6.6
Materials	6.4
Energy	6.4
Health Care	5.2
Telecommunications Services	1.4
Utilities	1.0
Money Market Fund	0.0
Other	1.6

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares FTSE RAFI International Real Estate Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.4%
	Australia—20.3%
9,409	Australand Property Group	$5,841
91,622	Centro Properties Group	23,267
14,330	CFS Retail Property Trust	27,495
29,249	Commonwealth Property Office Fund	37,277
28,089	Dexus Property Group	36,987
5,476	FKP Property Group	23,435
10,256	Goodman Group	24,598
26,079	GPT Group	37,283
13,598	ING Industrial Fund	17,650
22,312	ING Office Fund	30,219
12,694	Lend Lease Corp. Ltd.	119,752
22,463	Macquarie CountryWide Trust	18,804
33,579	Macquarie DDR Trust	7,896
34,371	Macquarie Office Trust	29,418
13,681	Mirvac Group	32,813
15,520	Stockland	67,585
16,800	Westfield Group	255,664
		795,984
	Austria—1.7%
999	Immoeast AG *	7,186
4,155	Immofinanz AG	37,729
2,215	Atrium European Real Estate Ltd. *	22,153
		67,068
	Belgium—1.0%
197	Befimmo S.C.A. Sicafi	21,208
103	Cofinimmo	19,490
		40,698
	Canada—11.8%
545	Boardwalk REIT	20,843
5,550	Brookfield Asset Management, Inc., Class A	186,705
2,939	Brookfield Properties Corp.	55,596
1,041	Calloway REIT	19,591
1,126	Canadian Apartment Properties REIT	18,610
700	Canadian REIT	19,794
1,779	Chartwell Seniors Housing REIT	14,016
2,621	Extendicare REIT	18,401
330	First Capital Realty, Inc.	7,272
669	FirstService Corp. *	11,077
1,610	H&R REIT	28,180
1,912	InnVest REIT	17,432
2,227	RioCan REIT	43,213
		460,730

	China—1.1%
8,000	Agile Property Holdings Ltd.	$7,536
6,000	Country Garden Holdings Co.	3,614
7,000	Greentown China Holdings Ltd.	6,011
3,200	Guangzhou R&F Properties Co. Ltd., H-Shares	6,620
5,000	Shimao Property Holdings Ltd.	6,248
7,000	Shui On Land Ltd.	6,352
4,000	Yanlord Land Group Ltd.	5,613
		41,994
	Finland—0.3%
1,130	Sponda Oyj	10,455

	France—5.4%
151	Fonciere Des Regions	19,039
103	Gecina S.A.	12,243
414	Klepierre	16,891
537	Nexity	12,073
123	Societe Immobiliere de Location pour l’Industrie et le Commerce	16,389
603	Unibail-Rodamco	135,733
		212,368
	Germany—0.3%
631	IVG Immobilien AG	12,011

	Guernsey—0.1%
4,004	F&C Commercial Property Trust Ltd.	5,889

	Hong Kong—15.4%
16,000	Champion REIT	7,629
6,000	Cheung Kong Holdings Ltd.	84,745
8,000	China Overseas Land & Investment Ltd.	14,334
4,000	China Resources Land Ltd.	5,301
8,000	Chinese Estates Holdings Ltd.	11,443
84,000	Guangzhou Investment Co. Ltd.	12,381
8,000	Hang Lung Group Ltd.	35,836
10,000	Hang Lung Properties Ltd.	31,850
191,000	Henderson Investment Ltd.	12,974
6,000	Henderson Land Development Co. Ltd.	37,528
10,000	Hongkong Land Holdings Ltd.	41,300
6,000	Hopewell Holdings Ltd.	21,686
8,000	Hopson Development Holdings Ltd.	8,510
6,000	Hysan Development Co. Ltd.	17,187
3,000	Kerry Properties Ltd.	16,034
4,000	Kowloon Development Co. Ltd.	6,562
13,000	Link (The) REIT	29,158
9,600	New World China Land Ltd.	4,442
22,000	New World Development Co. Ltd.	41,450
26,000	Pacific Century Premium Developments Ltd.	9,331
16,000	Shenzhen Investment Ltd.	5,537
8,000	Sino Land Co. Ltd.	16,098
8,000	Sun Hung Kai Properties Ltd.	119,965
4,000	Wheelock & Co. Ltd.	10,920
		602,201

	Israel—0.2%
850	Gazit Globe Ltd.	$6,461

	Italy—1.0%
11,367	Beni Stabili SpA	12,432
11,470	IMMSI SpA	12,921
430	Pirelli & C Real Estate SpA	8,722
2,223	Risanamento SpA *	4,564
		38,639
	Japan—18.7%
1,200	Arnest One Corp.	4,619
800	Atrium Co. Ltd.	5,322
8,000	Daikyo, Inc.	10,510
320	Goldcrest Co. Ltd.	5,433
800	Iida Home Max	4,293
1,600	Japan General Estate (The) Co. Ltd.	7,698
1,400	Joint Corp.	4,533
800	Meiwa Estate Co. Ltd.	4,619
6,000	Mitsubishi Estate Co. Ltd.	145,996
10,000	Mitsui Fudosan Co. Ltd.	228,523
1,200	Nomura Real Estate Holdings, Inc.	24,481
10	NTT Urban Development Corp.	13,878
22	Pacific Holdings Co.	3,764
120	Sumitomo Real Estate Sales Co. Ltd.	4,385
8,000	Sumitomo Realty & Development Co. Ltd.	166,535
4,000	Tokyo Tatemono Co. Ltd.	19,873
200	Tokyu Community Corp.	4,006
10,000	Tokyu Land Corp.	50,516
1,200	Touei Housing Corp.	6,972
8,000	Towa Real Estate Development Co. Ltd.	7,254
2,800	Urban Corp.	3,420
2,000	Yuraku Real Estate Co. Ltd.	6,421
24	Zephyr Co. Ltd.	195
		733,246
	Luxembourg—0.3%
368	GAGFAH S.A.	5,024
655	ProLogis European Properties	8,574
		13,598
	Netherlands—3.1%
523	Corio N.V.	40,466
366	Eurocommercial Properties N.V. CVA	17,297
681	Nieuwe Steen Investments Funds N.V.	18,382
217	Vastned Retail N.V.	17,684
249	Wereldhave N.V.	26,861
		120,690
	Philippines—0.3%
28,100	Ayala Land, Inc.	6,235
24,100	SM Prime Holdings, Inc.	3,983
		10,218

	Singapore—3.8%
16,000	Ascendas REIT	$26,895
8,000	Capitaland Ltd.	33,326
12,000	CapitaMall Trust	26,310
2,000	Guocoland Ltd.	3,186
2,000	Keppel Land Ltd.	7,133
20,000	Suntec REIT	22,656
4,000	UOL Group Ltd.	9,939
8,000	Wheelock Properties S Ltd.	9,413
8,000	Wing Tai Holdings Ltd.	9,472
		148,330
	South Africa—1.9%
6,211	ApexHi Properties Ltd., Class A	11,140
6,211	ApexHi Properties Ltd., Class B	13,589
26,015	Fountainhead Property Trust	19,056
17,359	Growthpoint Properties Ltd.	31,373
		75,158
	Spain—0.2%
3,548	Inmobiliaria Colonial S.A. *	2,436
96	Metrovacesa S.A.	7,444
		9,880
	Sweden—1.8%
1,800	Castellum AB	18,069
2,600	Fabege AB	18,775
800	Hufvudstaden AB	7,304
969	JM AB	11,489
2,000	Kungsleden AB	14,112
		69,749
	Switzerland—1.1%
418	PSP Swiss Property AG	26,783
249	Swiss Prime Site AG *	14,969
		41,752
	United Kingdom—9.6%
1,045	British Land Co. PLC	14,542
3,695	Brixton PLC	16,579
1,686	Grainger PLC	6,705
1,867	Great Portland Estates PLC	12,584
2,143	Hammerson PLC	40,774
2,559	Helical Bar PLC	14,991
5,433	Land Securities Group PLC	139,047
3,385	Liberty International PLC	62,896
310	Mapeley Ltd.	7,148
3,397	Savills PLC	14,670
5,222	Segro PLC	42,360
3,809	UK Commercial Property Trust Ltd.	5,470
		377,766

	Total Common Stocks and Other Equity Interests (Cost $4,654,461)	$3,894,885

	Money Market Fund—0.3%
10,626	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $10,626)	10,626
	Total Investments (Cost $4,665,087)(a)—99.7%	3,905,511
	Other assets less liabilities—0.3%	13,626

	Net Assets—100.0%	$3,919,137

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $4,665,087.
The net unrealized depreciation was $759,576 which consisted of aggregate gross unrealized appreciation of $16,842 and aggregate gross unrealized depreciation of $776,418.

Industry Breakdown

As of July 31, 2008

% of Net Assets
Real Estate Operations / Development	38.6
REIT-Diversified	23.1
Real Estate Management/Service	15.3
REIT-Shopping Centers	12.0
REIT-Office Property	3.7
Closed-end Funds	1.1
REIT-Wahehouse/Industrials	1.2
REIT-Apartments	1.0
REIT-Health Care	0.8
Property Turst	0.5
Consulting Services	0.4
REIT-Hotels	0.4
Building & Construction - Miscellaneous	0.3
Diversified Operations	0.3
Diversified Operations / Commercial Services	0.3
Money Market Fund	0.3
Motorcycle/Motor Scooter	0.3
Investment Management / Advisory Services	0.1
Other	0.3

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares FTSE RAFI Japan Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.2%
	Consumer Discretionary—21.7%
600	Aisin Seiki Co. Ltd.	$15,682
200	Aoyama Trading Co. Ltd.	3,538
400	Benesse Corp.	17,505
4,000	Bosch Corp.	21,983
3,300	Bridgestone Corp.	53,888
1,000	Calsonic Kansei Corp.	3,358
800	Canon Marketing Japan, Inc.	11,820
400	Casio Computer Co. Ltd.	4,955
3,850	Daiei (The), Inc *	30,562
1,200	Denso Corp.	31,253
6	Dentsu, Inc.	13,262
400	EDION Corp.	3,582
200	Fast Retailing Co. Ltd.	22,408
6,000	Fuji Heavy Industries Ltd.	32,308
3	Fuji Television Network, Inc.	4,144
100	Funai Electric Co. Ltd.	3,118
2,000	H2O Retailing Corp.	12,953
230	Hakuhodo DY Holdings, Inc.	12,470
8,500	Haseko Corp.	9,358
1,500	Heiwa Corp.	14,294
6,400	Honda Motor Co. Ltd.	206,651
1,580	Isetan Mitsukoshi Holdings Ltd.	18,185
4,000	Isuzu Motors Ltd.	17,357
800	Izumi Co. Ltd.	12,464
2,000	J Front Retailing Co. Ltd.	10,880
300	Kanto Auto Works Ltd.	3,997
400	Makita Corp.	13,767
600	Marui Group Co. Ltd.	4,630
8,000	Matsushita Electric Industrial Co. Ltd.	170,976
6,000	Mazda Motor Corp.	34,750
19,000	Mitsubishi Motors Corp. *	31,466
400	Namco Bandai Holdings, Inc.	4,844
2,000	NHK Spring Co. Ltd.	14,137
20	Nippon Television Network Corp.	2,167
15,400	Nissan Motor Co. Ltd.	119,684
1,000	NOK Corp.	14,526
200	Oriental Land Co. Ltd.	12,527
600	Pioneer Corp.	4,685
200	Sankyo Co. Ltd.	12,157
12,000	Sanyo Electric Co. Ltd. *	26,868
500	Sega Sammy Holdings, Inc.	4,672
2,000	Sekisui Chemical Co. Ltd.	12,731
2,000	Sekisui House Ltd.	18,819
2,000	Sharp Corp.	27,867
200	Shimamura Co. Ltd.	12,213
100	Shimano, Inc.	4,626
3,700	Sony Corp.	141,036
800	Stanley Electric Co. Ltd.	16,469
2,500	Sumitomo Forestry Co. Ltd.	20,239
1,900	Sumitomo Rubber Industries Ltd.	15,206
1,500	Suzuki Motor Corp.	32,891

200	Takata Corp.	$3,037
800	Toho Co. Ltd.	16,839
100	Tokyo Broadcasting System, Inc.	1,738
6,000	Toyobo Co. Ltd.	11,880
100	Toyoda Gosei Co. Ltd.	2,752
200	Toyota Auto Body Co. Ltd.	3,531
100	Toyota Boshoku Corp.	2,216
600	Toyota Industries Corp.	17,375
9,300	Toyota Motor Corp.	400,961
3	TV Asahi Corp.	4,327
6,000	Victor Co. of Japan Ltd. *	10,936
230	Yamada Denki Co. Ltd.	15,662
600	Yamaha Corp.	12,351
600	Yamaha Motor Co. Ltd.	10,159
4,000	Yokohama Rubber (The) Co. Ltd.	19,466
		1,899,158
	Consumer Staples—5.1%
4,600	Aeon Co. Ltd.	56,178
2,000	Ajinomoto Co., Inc.	20,539
1,500	Asahi Breweries Ltd.	28,242
800	Coca-Cola West Holdings Co. Ltd.	17,653
100	FamilyMart Co. Ltd.	4,367
800	House Foods Corp.	13,123
10	Japan Tobacco, Inc.	46,722
2,000	Kirin Holdings Co. Ltd.	30,513
400	Lawson, Inc.	20,650
1,000	Lion Corp.	4,496
2,000	Meiji Dairies Corp.	10,307
1,000	Meiji Seika Kaisha Ltd.	4,700
1,000	Nichirei Corp.	5,875
1,000	Nisshin Seifun Group, Inc.	13,721
100	Nissin Food Products Co. Ltd.	3,275
500	Q.P. Corp.	4,603
200	Ryoshoku Ltd.	4,025
2,000	Sapporo Holdings Ltd.	14,378
3,100	Seven & I Holdings Co. Ltd.	94,934
200	Unicharm Corp.	14,119
2,000	UNY Co. Ltd.	21,039
600	Yakult Honsha Co. Ltd.	17,153
		450,612
	Energy—2.1%
8,000	Cosmo Oil Co. Ltd.	24,795
200	Idemitsu Kosan Co. Ltd.	17,523
200	Japan Petroleum Exploration Co. Ltd.	12,472
6,000	Nippon Mining Holdings, Inc.	36,305
10,000	Nippon Oil Corp.	63,376
1,000	Showa Shell Sekiyu K.K.	11,065
2,000	TonenGeneral Sekiyu K.K.	16,950
		182,486
	Financials—17.7%
2,000	77 Bank (The) Ltd.	12,009
560	Acom Co. Ltd.	16,476
300	Aiful Corp.	3,142
4,000	Aioi Insurance Co. Ltd.	21,465
6,000	Aozora Bank Ltd.	14,600
2,000	Bank of Yokohama (The) Ltd.	12,990

1,500	Century Leasing System, Inc.	$18,583
2,000	Chiba Bank (The) Ltd.	13,397
4,000	Chuo Mitsui Trust Holdings, Inc.	25,091
625	Citigroup, Inc. (United States)	11,623
600	Credit Saison Co. Ltd.	12,684
100	Daito Trust Construction Co. Ltd.	4,570
2,000	Daiwa House Industry Co. Ltd.	18,967
4,000	Daiwa Securities Group, Inc.	35,009
4,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	11,657
400	Fuyo General Lease Co. Ltd.	11,620
2,000	Gunma Bank (The) Ltd.	12,453
2,000	Hachijuni Bank (The) Ltd.	12,897
4,000	Hiroshima Bank (The) Ltd.	16,432
800	Hitachi Capital Corp.	14,226
4,000	Hokuhoku Financial Group, Inc.	10,288
600	IBJ Leasing Co. Ltd.	11,324
4,000	Joyo Bank (The) Ltd.	18,800
1,000	Leopalace21 Corp.	13,499
28,385	Mitsubishi UFJ Financial Group, Inc.	255,002
500	Mitsubishi UFJ Lease & Finance Co. Ltd.	21,927
2,000	Mitsui Fudosan Co. Ltd.	45,705
1,900	Mitsui Sumitomo Insurance Group Holdings, Inc. *	63,284
29	Mizuho Financial Group, Inc.	141,130
1,000	Mizuho Trust & Banking Co. Ltd.	1,564
2,000	NIPPONKOA Insurance Co. Ltd.	16,135
2,000	Nissay Dowa General Insurance Co. Ltd.	10,899
5,800	Nomura Holdings, Inc.	84,570
2,500	Orient Corp.	4,302
330	ORIX Corp.	50,621
600	Promise Co. Ltd.	15,321
3	Resona Holdings, Inc.	4,355
600	Ricoh Leasing Co. Ltd.	12,990
2,000	San-in Godo Bank (The) Ltd.	17,005
2	Sapporo Hokuyo Holdings, Inc.	12,509
40	SFCG Co. Ltd.	4,237
1,000	Shinko Securities Co. Ltd.	3,294
1,000	Shinsei Bank Ltd.	3,488
2,000	Shizuoka Bank (The) Ltd.	21,465
4,000	Sompo Japan Insurance, Inc.	39,821
25	Sumitomo Mitsui Financial Group, Inc.	196,142
4,000	Sumitomo Trust & Banking (The) Co. Ltd.	27,793
750	T&D Holdings, Inc.	47,393
250	Takefuji Corp.	3,446
2,100	Tokio Marine Holdings, Inc.	79,271
2,000	Tokyu Land Corp.	10,103
		1,547,574
	Health Care—3.0%
200	Alfresa Holdings Corp.	12,287
800	Astellas Pharma, Inc.	34,713
1,200	Chugai Pharmaceutical Co. Ltd.	19,152
1,000	Daiichi Sankyo Co. Ltd.	29,884
600	Eisai Co. Ltd.	21,539
2,000	Kyowa Hakko Kogyo Co. Ltd.	22,371
1,000	Mediceo Paltac Holdings Co. Ltd.	16,718
200	Ono Pharmaceutical Co. Ltd.	11,010
100	Suzuken Co. Ltd.	3,442
1,500	Takeda Pharmaceutical Co. Ltd.	79,798

200	Terumo Corp.	$10,325
		261,239
	Industrials—18.5%
4,000	All Nippon Airways Co. Ltd.	14,655
2,000	Amada Co. Ltd.	13,748
2,000	Asahi Glass Co. Ltd.	22,186
6	Central Japan Railway Co.	60,953
2,000	Dai Nippon Printing Co. Ltd.	27,534
200	Daikin Industries Ltd.	8,586
10	East Japan Railway Co.	78,273
4,000	Ebara Corp.	12,287
200	Fanuc Ltd.	15,950
1,000	Fuji Electric Holdings Co. Ltd.	2,785
4,000	Fujikura Ltd.	18,134
4,000	Fukuyama Transporting Co. Ltd.	13,841
4,000	Furukawa Electric (The) Co. Ltd.	19,466
4,000	Hankyu Hanshin Holdings, Inc.	18,097
2,000	Hanwa Co. Ltd.	11,676
2,000	Hino Motors Ltd.	10,547
4,000	Hitachi Cable Ltd.	13,989
400	Hitachi Construction Machinery Co. Ltd.	10,658
6,000	IHI Corp.	11,602
4,000	ITOCHU Corp.	39,969
2,000	Japan Airlines Corp.	4,089
2,000	JFE Shoji Holdings, Inc.	15,395
1,200	JS Group Corp.	17,453
1,000	JTEKT Corp.	15,025
6,000	Kajima Corp.	19,540
2,000	Kamigumi Co. Ltd.	14,674
2,000	Kandenko Co. Ltd.	13,230
8,000	Kanematsu Corp. *	10,806
6,000	Kawasaki Heavy Industries Ltd.	15,599
2,000	Kawasaki Kisen Kaisha Ltd.	15,987
4,000	Keihan Electric Railway Co. Ltd.	16,654
2,000	Keihin Electric Express Railway Co. Ltd.	12,786
1,000	Keio Corp.	5,375
1,000	Keisei Electric Railway Co. Ltd.	5,486
2,000	Kinden Corp.	20,280
4,000	Kintetsu Corp.	12,102
1,200	Kokuyo Co. Ltd.	10,514
1,900	Komatsu Ltd.	47,463
2,000	Kubota Corp.	12,768
6,000	Marubeni Corp.	44,021
2,000	Minebea Co. Ltd.	10,658
3,100	Mitsubishi Corp.	90,920
6,000	Mitsubishi Electric Corp.	59,454
15,000	Mitsubishi Heavy Industries Ltd.	66,615
2,000	Mitsui & Co. Ltd.	41,356
4,000	Mitsui Engineering & Shipbuilding Co. Ltd.	12,213
2,000	Mitsui O.S.K. Lines Ltd.	26,091
4,000	Nagoya Railroad Co. Ltd.	11,361
1,000	NEC Leasing Ltd.	14,516
4,000	Nippon Express Co. Ltd.	18,245
1,000	Nippon Sheet Glass Co. Ltd.	4,089
1,000	Nippon Steel Trading Co. Ltd.	2,905
4,000	Nippon Yusen Kabushiki Kaisha	34,343
6,000	Nishimatsu Construction Co. Ltd.	14,988
4,000	Nishi-Nippon Railroad Co. Ltd.	14,137
2,000	NSK Ltd.	16,580
2,000	NTN Corp.	12,490

4,000	Obayashi Corp.	$17,283
2,000	Odakyu Electric Railway Co. Ltd.	13,878
400	Secom Co. Ltd.	18,430
2,000	Seino Holdings Co. Ltd.	11,880
4,000	Shimizu Corp.	16,135
200	SMC Corp.	19,984
300	Sohgo Security Services Co. Ltd.	3,522
17,000	Sojitz Corp.	52,375
4,000	Sumikin Bussan Corp.	15,247
3,500	Sumitomo Corp.	47,537
2,300	Sumitomo Electric Industries Ltd.	28,068
2,000	Sumitomo Heavy Industries Ltd.	12,620
8,000	Taisei Corp.	19,466
1,000	Tobu Railway Co. Ltd.	4,561
4,000	Toda Corp.	13,804
500	Tokyo Leasing Co. Ltd.	4,163
4,000	Tokyu Corp.	22,094
1,000	Toppan Forms Co. Ltd.	11,630
2,000	Toppan Printing Co. Ltd.	20,724
2,000	Toto Ltd.	14,618
800	Toyota Tsusho Corp.	15,839
6	West Japan Railway Co.	28,422
		1,617,424
	Information Technology—11.5%
200	Advantest Corp.	4,126
2,100	Alps Electric Co. Ltd.	21,644
1,200	Brother Industries Ltd.	15,166
3,500	Canon, Inc.	160,613
2,300	Citizen Holdings Co. Ltd.	16,321
200	CSK Holdings Corp.	3,969
100	Elpida Memory, Inc. *	2,859
1,700	FUJIFILM Holdings Corp.	53,476
10,000	Fujitsu Ltd.	72,813
200	Hitachi High-Technologies Corp.	3,904
21,000	Hitachi Ltd.	151,547
1,000	Hitachi Maxell Ltd.	12,620
600	Hoya Corp.	12,379
400	Ibiden Co. Ltd.	11,917
100	Itochu Techno-Solutions Corp.	2,794
400	Konami Corp.	12,657
1,000	Konica Minolta Holdings, Inc.	16,432
600	Kyocera Corp.	51,737
200	Mabuchi Motor Co. Ltd.	10,418
600	Murata Manufacturing Co. Ltd.	25,036
15,000	NEC Corp.	82,296
400	NEC Electronics Corp. *	10,825
200	Nidec Corp.	14,267
600	Nomura Research Institute Ltd.	13,434
1	NTT Data Corp.	4,126
2,000	Oki Electric Industry Co. Ltd.	3,035
800	OMRON Corp.	14,063
100	Oracle Corp. Japan	4,191
2,000	Ricoh Co. Ltd.	32,641
400	Rohm Co. Ltd.	22,871
1,000	Seiko Epson Corp.	27,155
200	Sumco Corp.	4,580
200	TDK Corp.	12,028
200	Tokyo Electron Ltd.	11,287
10,000	Toshiba Corp.	65,319
2,000	Toshiba TEC Corp.	11,065

1,700	Yokogawa Electric Corp.	$14,376
		1,009,987
	Materials—8.6%
4,000	Asahi Kasei Corp.	20,502
2,000	Daicel Chemical Industries Ltd.	11,806
2,000	Daido Steel Co. Ltd.	10,492
4,000	Dainippon Ink and Chemicals, Inc.	10,769
4,000	Denki Kagaku Kogyo Kabushiki Kaisha	11,917
2,000	Dowa Holdings Co. Ltd.	13,397
800	Hitachi Chemical Co. Ltd.	15,358
1,700	JFE Holdings, Inc.	83,203
800	JSR Corp.	14,359
2,000	Kaneka Corp.	12,361
10,000	Kobe Steel Ltd.	28,496
1,000	Kuraray Co. Ltd.	10,853
6,000	Mitsubishi Chemical Holdings Corp.	35,805
2,000	Mitsubishi Gas Chemical Co., Inc.	13,341
4,000	Mitsubishi Materials Corp.	15,802
6,000	Mitsubishi Rayon Co. Ltd.	18,430
2,000	Mitsui Chemicals, Inc.	9,641
4,000	Mitsui Mining & Smelting Co. Ltd.	12,213
10,000	Nippon Light Metal Co. Ltd.	14,988
10	Nippon Paper Group, Inc.	28,219
17,000	Nippon Steel Corp.	97,516
4,000	Nisshin Steel Co. Ltd.	12,472
100	Nitto Denko Corp.	2,877
6,000	OJI Paper Co. Ltd.	30,365
600	Shin-Etsu Chemical Co. Ltd.	36,915
4,000	Showa Denko K.K.	10,288
2,000	Sumitomo Bakelite Co. Ltd.	10,362
4,000	Sumitomo Chemical Co. Ltd.	26,498
8,000	Sumitomo Metal Industries Ltd.	38,784
2,000	Sumitomo Osaka Cement Co. Ltd.	3,386
6,000	Taiheiyo Cement Corp.	11,935
2,000	Taiyo Nippon Sanso Corp.	16,543
4,000	Teijin Ltd.	12,102
400	Tokyo Steel Manufacturing Co. Ltd.	4,496
4,000	Toray Industries, Inc.	20,095
1,000	Tosoh Corp.	4,339
1,000	Toyo Seikan Kaisha Ltd.	18,106
1,000	Ube Industries Ltd.	3,608
		752,639
	Telecommunication Services—4.5%
12	KDDI Corp.	68,946
37	Nippon Telegraph & Telephone Corp.	189,304
75	NTT DoCoMo, Inc.	121,155
600	Softbank Corp.	11,036
		390,441
	Utilities—7.5%
3,500	Chubu Electric Power Co., Inc.	84,031
1,700	Chugoku Electric Power (The) Co., Inc.	36,411
800	Electric Power Development Co. Ltd.	31,013
800	Hokkaido Electric Power Co., Inc.	16,839
800	Hokuriku Electric Power Co.	19,540
3,900	Kansai Electric Power (The) Co., Inc.	90,748
2,100	Kyushu Electric Power Co., Inc.	44,298

6,000	Osaka Gas Co. Ltd.	$21,650
600	Shikoku Electric Power Co., Inc.	15,765
4,000	Toho Gas Co. Ltd.	22,982
2,300	Tohoku Electric Power Co., Inc.	50,965
6,800	Tokyo Electric Power (The) Co., Inc.	187,167
8,000	Tokyo Gas Co. Ltd.	32,271
		653,680
	Total Investments (Cost $9,549,613) (a)—100.2%	8,765,240
	Liabilities in excess of other assets—(0.2%)	(19,548)

	Net Assets—100.0%	$8,745,692

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $9,549,613. The net unrealized depreciation was $784,373 which consisted of aggregate gross unrealized appreciation of $135,609 and aggregate gross unrealized depreciation of $919,982.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Global Clean Energy Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.9%
	Australia—2.5%
3,034,057	Babcock & Brown Wind Partners	$4,608,696
313,162	Energy Developments Ltd.	809,997
		5,418,693
	Austria—1.1%
29,374	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	2,342,869

	Belgium—1.3%
224,436	Hansen Transmissions International N.V. *	1,395,998
28,816	Umicore	1,301,147
		2,697,145
	Brazil—2.8%
269,400	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *	421,206
153,900	Cosan S.A. Industria e Comercio *	2,995,501
165,500	Sao Martinho S.A.	2,694,260
		6,110,967
	Canada—2.4%
83,776	5N Plus, Inc. *	816,889
289,109	Ballard Power Systems, Inc. *	1,169,911
53,291	Boralex, Inc. *	757,625
488,377	Canadian Hydro Developers, Inc. *	2,390,574
		5,134,999
	China—7.0%
1,095,200	BYD Co. Ltd., H-Shares	1,115,940
232,042	Gushan Environmental Energy Ltd. ADR	2,793,786
168,766	JA Solar Holdings Co. Ltd. ADR	2,560,180
83,579	LDK Solar Co. Ltd. ADR *	2,814,105
80,272	Suntech Power Holdings Co. Ltd. ADR *	2,685,901
178,811	Yingli Green Energy Holding Co. Ltd. ADR. *	3,014,753
		14,984,665
	Denmark—5.6%
281,000	Greentech Energy Systems A/S *	4,495,436
29,605	Novozymes A/S, Class B	2,810,768
35,584	Vestas Wind Systems A/S *	4,703,010
		12,009,214
	Finland—1.2%
56,676	Fortum Oyj	2,513,144

	France—8.4%
73,397	EDF Energies Nouvelles S.A.	$5,153,295
411,817	EDP Renovaveis S.A. *	4,131,516
32,255	Saft Groupe S.A.	1,274,754
36,235	Sechilienne-Sidec	2,877,099
177,051	Theolia S.A. *	4,640,896
		18,077,560
	Germany—13.6%
63,728	CENTROTEC Sustainable AG *	1,435,792
33,374	Centrotherm Photovoltaics AG *	2,473,409
149,032	Conergy AG	2,053,215
26,888	Envitec Biogas AG *	722,413
21,106	Ersol Solar Energy AG *	3,327,640
115,207	Nordex AG *	3,805,344
30,630	Q-Cells AG *	3,010,321
13,707	REpower Systems AG *	4,418,846
15,778	Roth & Rau AG *	745,914
51,501	Schmack Biogas AG *	848,543
22,099	Solar Millenium AG *	779,247
71,122	Solarworld AG	3,351,236
35,919	Solon AG fuer Solartechnik *	2,360,515
		29,332,435
	Ireland—2.2%
482,181	Kingspan Group PLC	4,700,513

	Italy—0.4%
73,008	Actelios SpA	790,540

	Japan—5.6%
1,193,000	Ebara Corp.	3,664,486
270,000	GS Yuasa Corp.	1,281,491
344	Japan Wind Development Co. Ltd.	983,448
405,000	Meidensha Corp.	1,236,527
581,000	Sanyo Electric Co. Ltd. *	1,300,847
201,000	Sharp Corp.	2,800,629
235,000	Takuma Co. Ltd.	769,672
		12,037,100
	New Zealand—1.2%
415,434	Contact Energy Ltd.	2,554,945

	Norway—1.7%
125,259	Renewable Energy Corp. A/S *	3,696,935

	Philippines—1.1%
22,660,000	Energy Development Corp. *	2,488,418

	Spain—8.2%
86,636	Abengoa S.A.	2,247,940
20,998	Acciona S.A.	4,444,183
92,919	Gamesa Corporacion Technologica S.A.	4,447,890
694,823	Iberdrola Renovables *	4,618,255
232,207	Solaria Energia y Medio Ambiente S.A. *	1,833,243
		17,591,511

	Switzerland—1.8%
20,532	BKW FMB Energie AG	$2,546,908
1,493	Gurit Holding AG	1,310,649
		3,857,557
	United Kingdom—2.1%
35,247	Climate Exchange PLC *	1,378,961
922,316	PV Crystalox Solar PLC	3,174,440
		4,553,401
	United States—29.7%
103,043	American Superconductor Corp. *	4,069,168
193,007	Aventine Renewable Energy Holdings, Inc. *	1,312,448
121,300	Baldor Electric Co.	4,130,265
311,456	Capstone Turbine Corp. *	953,055
100,378	Comverge, Inc. *	1,094,120
103,274	Covanta Holding Corp. *	2,906,130
189,902	Cree, Inc. *	3,684,099
111,828	Echelon Corp. *	1,179,785
41,231	Energy Conversion Devices, Inc. *	2,883,284
72,849	EnerNOC, Inc. *	1,175,783
279,240	Evergreen Solar, Inc. *	2,608,102
11,505	First Solar, Inc. *	3,280,191
141,901	FuelCell Energy, Inc. *	1,173,521
219,055	International Rectifier Corp. *	3,697,648
47,364	Itron, Inc. *	4,373,118
34,897	Maxwell Technologies, Inc. *	470,063
350,546	Medis Technologies Ltd. *	1,191,856
50,893	MEMC Electronic Materials, Inc. *	2,351,766
50,765	Ormat Technologies, Inc.	2,437,735
422,224	Plug Power, Inc. *	1,013,338
141,178	Power Integrations, Inc. *	3,856,983
734,231	Power-One, Inc. *	1,578,597
40,663	SunPower Corp., Class A *	3,203,025
37,203	Ultralife Corp. *	396,956
677,251	VeraSun Energy Corp. *	4,165,093
386,115	Verenium Corp. *	776,091
174,907	Zoltek Cos., Inc. *	3,903,924
		63,866,144
	Total Common Stocks and Other Equity Interests (Cost $236,651,983)	214,758,755

	Money Market Fund—0.1%
166,660	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $166,660)	166,660

	Total Investments (Cost $236,818,643)(a)—100.0%	214,925,415
	Liabilities in excess of other assets—(0.0%)	(43,246)

	Net Assets—100.0%	$214,882,169

ADR American Depositary Receipt

* Non-income producing security.

(a)          At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $236,821,431.  The net unrealized depreciation was $21,896,016 which consisted of aggregate gross unrealized appreciation of $11,186,379 and aggregate gross unrealized depreciation of $33,082,395.

Industry Breakdown

As of July 31, 2008

% of
Net Assets
Energy - Alternate Sources	44.8
Power Conversion/Supply Equipment	7.4
Electric - Integrated	4.6
Electronic Components - Semiconductors	4.5
Batteries/Battery Systems	3.8
Investment Companies	2.8
Food - Confectionery	2.6
Machinery - Electrical	2.5
Building & Construction Products - Miscellaneous	2.2
Building - Heavy Construction	2.1
Electronic Measuring Instruments	2.0
Electric Products - Miscellaneous	1.9
Superconductor Product & Systems	1.9
Chemicals - Fibers	1.8
Semiconductor Component - Integrated Circuits	1.8
Machinery - Pumps	1.7
Advanced Materials/Products	1.5
Medical - Biomedical/Genetics	1.3
Semiconductor Equipment	1.2
Independent Power Producer	1.1
Building & Construction - Miscellaneous	1.0
Computers - Integrated Systems	0.8
Chemicals - Plastics	0.7
Diversified Manufacturing Operations	0.6
Chemicals - Specialty	0.6
Precious Metals	0.6
Electric - Distribution	0.5
Distribution/Wholesale	0.5
Electronic Components - Miscellaneous	0.4
Engineering/R&D Services	0.4
Instruments - Scientific	0.3
Money Market Fund	0.1
Other	0.0

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Global Nuclear Energy Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Australia—5.3%
39,790	Energy Resources of Australia Ltd.	$774,687
308,847	Paladin Resources Ltd. *	1,583,149
11,268	Silex Systems Ltd. *	80,016
		2,437,852
	Canada—11.0%
40,035	Cameco Corp.	1,427,214
123,734	Denison Mines Corp. *	844,560
306,184	Equinox Minerals Ltd. *	1,239,007
115,875	Mega Uranium Ltd. *	176,262
93,108	Uex Corp. *	296,878
307,024	Uranium One, Inc. *	1,095,712
		5,079,633
	China—0.4%
114,000	Harbin Power Equipment Co., H-Shares	178,841

	France—11.2%
3,237	Areva S.A.	3,735,876
15,427	Electricite de France	1,346,715
522	Sperian Protection	60,082
		5,142,673
	Germany—6.4%
7,610	E.ON AG	1,453,910
9,266	RWE AG	1,112,632
5,909	SGL Carbon AG *	396,255
		2,962,797
	Japan—25.7%
173,000	Hitachi Ltd.	1,248,462
5,000	Hitachi Plant Technologies Ltd.	17,949
4,900	Hokkaido Electric Power Co., Inc.	103,136
4,100	Hokuriku Electric Power Co.	100,143
471,000	IHI Corp.	910,755
31,000	Japan Steel Works (The) Ltd.	560,716
52,000	JGC Corp.	1,058,426
30,200	Kansai Electric Power (The) Co., Inc.	702,715
16,600	Kyushu Electric Power Co., Inc.	350,169
197,000	Mitsubishi Heavy Industries Ltd.	874,867
7,300	Shikoku Electric Power Co., Inc.	191,812
65,400	Sumitomo Electric Industries Ltd.	798,100
3,000	TAIHEI DENGYO KAISHA Ltd.	25,924
47,400	Tokyo Electric Power (The) Co., Inc.	1,304,669
306,000	Toshiba Corp.	1,998,760
3,000	Toshiba Plant Systems & Services Corp.	25,758
184,000	Toyo Engineering Corp.	1,387,426

19,800	Yokogawa Electric Corp.	$167,435
		11,827,222
	Korea—2.1%
9,815	Doosan Heavy Industries and Construction Co. Ltd.	969,814

	Netherlands—0.7%
9,131	Chicago Bridge & Iron Co. N.V.	299,223

	Switzerland—0.1%
331	BKW FMB Energie AG	41,059

	United Kingdom—2.7%
59,555	British Energy Group PLC	860,609
46,170	Serco Group PLC	375,893
		1,236,502
	United States—34.2%
9,873	Ametek, Inc.	472,522
4,130	Belden Inc.	152,480
1,594	CIRCOR International, Inc.	94,939
11,521	Constellation Energy Group, Inc.	958,086
47,342	Duke Energy Corp.	832,272
27,001	Emerson Electric Co.	1,314,948
4,788	Entergy Corp.	511,933
16,704	Exelon Corp.	1,313,269
4,433	Federal Signal Corp.	63,702
5,423	Flowserve Corp.	723,102
11,254	Fluor Corp.	915,513
5,012	General Cable Corp. *	288,841
43,097	General Electric Co.	1,219,215
4,874	Kirby Corp. *	232,587
819	Landauer, Inc.	52,686
21,397	McDermott International, Inc. *	1,019,995
3,211	Mine Safety Appliances Co.	106,091
4,597	MKS Instruments, Inc. *	94,698
15,949	Parker Hannifin Corp.	983,734
12,010	Progress Energy, Inc.	508,143
16,225	SAIC, Inc. *	306,490
16,300	Shaw Group (The), Inc. *	942,140
5,015	SPX Corp.	635,802
1,609	Team, Inc. *	58,745
25,322	Thermo Fisher Scientific, Inc. *	1,532,487
71,903	USEC, Inc. *	375,334
		15,709,754
	Total Investments (Cost $48,184,572)(a)—99.8%	45,885,370
	Other assets less liabilities—0.2%	90,295

	Net Assets—100.0%	$45,975,665

*	Non-income producing security.

(a)          At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $45,184,572. The net unrealized depreciation was $2,299,202 which consisted of aggregate gross unrealized appreciation of $1,082,824 and aggregate gross unrealized depreciation of $3,382,026.

Industry Breakdown

As of July 31, 2008

% of Net Assets
Electric - Integrated	23.6
Engineering/R&D Services	11.7
Non-Ferrous Metals	10.9
Energy - Alternate Sources	8.1
Electric Products - Miscellaneous	6.6
Diversified Manufacturing Operations	6.3
Diversified Minerals	6.2
Machinery - General Industry	6.0
Electronic Component - Miscellaneous	4.4
Instruments - Scientific	3.3
Electric - Generation	1.9
Auto/Truck Parts & Equipment - Original	1.7
Machinery - Pumps	1.6
Consulting Services	1.5
Machinery - Material Handling	1.2
Wire & Cable Products	1.0
Chemicals - Specialty	0.9
Building - Heavy Construction	0.7
Transportation - Marine	0.5
Power Conversion/Supply Equipment	0.4
Electronic Measuring Instruments	0.4
Environment Monitoring & Detection	0.2
Metal Processors & Fabrication	0.2
Semiconductor Equipment	0.2
Research & Development	0.2
Miscellaneous Manufacturing	0.1
Other	0.2

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Global Water Portfolio
July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.9%
	Austria—6.6%
225,242	Andritz AG	$13,530,201
874,349	Christ Water Technology AG*	11,609,366
		25,139,567
	Brazil—2.5%
186,400	Cia de Saneamento Basico do Estado de Sao Paulo	4,657,026
261,500	Cia de Saneamento de Minas Gerais-Copasa MG	4,836,165
		9,493,191
	Canada—7.7%
1,062,190	GLV, Inc., Class A*	13,464,453
560,148	Stantec, Inc.*	15,566,494
		29,030,947
	Chile—0.9%
3,297,202	Inversiones Aguas Metropolitanas S.A.	3,582,853

	China—3.9%
71,939,000	Bio-Treat Technology Ltd. (~)	14,721,128

	Finland—5.8%
1,110,233	Kemira Oyj	12,628,036
610,439	Uponor Oyj	9,229,118
		21,857,154
	France—3.9%
275,594	Veolia Environnement	14,662,846

	Germany—4.8%
13,153	KSB AG	8,968,510
74,425	Siemens AG	9,145,736
		18,114,246
	Hong Kong—1.1%
11,225,909	Guangdong Investment Ltd.	4,373,964

	Italy—8.9%
249,491	ACEA SpA	4,445,444
3,868,218	Hera SpA	13,670,150
3,190,948	Impregilo SpA*	15,807,297
		33,922,891
	Japan—8.1%
2,915,000	Ebara Corp.	8,953,879
376,900	Kurita Water Industries Ltd.	12,030,393

1,039,000	Organo Corp.	$9,824,286
		30,808,558
	Malaysia—1.1%
4,112,800	Puncak Niaga Holding BHD	4,168,378

	Netherlands—4.1%
686,253	Arcadis N.V.	15,450,578

	Singapore—3.1%
5,805,000	Hyflux Ltd.	11,582,000

	Spain—3.2%
138,781	Fomento de Construcciones y Contratas S.A.	7,346,966
151,881	Sociedad General de Aguas de Barcelona S.A., Class A	4,774,992
		12,121,958
	Switzerland—2.1%
63,795	Geberit AG	8,144,820

	United Kingdom—6.0%
2,391,610	Halma PLC	9,404,018
327,307	Severn Trent PLC	8,629,705
255,478	United Utilities Group PLC	3,519,762
330,619	United Utilities Group PLC - B Shares* (+)	1,117,618
		22,671,103
	United States—26.1%
258,906	Agilent Technologies, Inc.*	9,336,150
287,527	Aqua America, Inc.	4,557,303
119,280	Danaher Corp.	9,500,652
97,940	Itron, Inc.*	9,042,800
144,851	ITT Corp.	9,699,223
645,017	Nalco Holding Co.	15,157,900
261,085	Pentair, Inc.	9,038,763
611,075	Tetra Tech, Inc.*	17,556,185
140,821	Valmont Industries, Inc.	15,055,173
		98,944,149
	Total Investments (Cost $424,810,482)(a)—99.9%	378,790,331
	Other assets less liabilities—0.1%	363,024

	Net Assets—100.0%	$379,153,355

*	Non-income producing security.

(+)

Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2008 was $1,117,618, which represented 0.3% of the Fund’s Net Assets.

(~)         Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities.  The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer.  The value of this security as of July 31, 2008 represented 3.9% of the Fund’s Net Assets.

	Value 10/31/07	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 7/31/08	Dividend Income	Realized (Loss)
Bio-Treat Technology Ltd.	$7,909,667	$17,145,580	$(920,768)	$(9,413,351)	$14,721,128	$70,871	$(410,891)

(a)          At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $425,355,818. The net unrealized depreciation was $46,565,487 which consisted of aggregate gross unrealized appreciation of $8,432,968 and aggregate gross unrealized depreciation of $54,998,455.

Industry Breakdown

As of July 31, 2008

% of
Net Assets
Environmental Control	22.9
Machinery-Diversified	14.4
Water	13.3
Miscellaneous Manufacturers	12.3
Engineering & Construction	10.2
Electronics	7.3
Electric	4.8
Commercial Services	4.1
Metal Fabricate/Hardware	4.0
Chemicals	3.3
Building Materials	2.1
Holding Companies-Diversified	1.2
Other	0.1

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments

PowerShares International Listed Private Equity Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.1%
	Australia—18.5%
915,491	Babcock & Brown Infrastructure Group	$774,958
327,058	Macquarie Airports	867,472
59,621	Macquarie Capital Alliance Group	183,931
125,397	Macquarie Communications Infrastructure Group	342,033
410,328	Macquarie Infrastructure Group	991,851
66,111	Macquarie Media Group Ltd.	220,741
		3,380,986
	Belgium—4.2%
6,930	GIMV N.V.	431,744
29,893	RHJ International *	335,812
		767,556
	Bermuda—2.2%
35,200	GP Investments Ltd. *	397,601

	Canada—4.4%
29,383	Onex Corp.	799,362

	Finland—0.7%
36,018	CapMan Oyj, Class B	122,510

	France—15.7%
18,796	Altamir Amboise	190,622
11,600	Eurazeo	1,161,768
6,890	Paris Orleans et Cie S.A.	279,503
11,020	Wendel	1,231,259
		2,863,152
	Germany—2.9%
8,210	ADCapital AG	127,456
15,235	Arques Industries AG	181,844
7,643	Deutsche Beteiligungs AG	212,503
		521,803
	Guernsey—1.6%
33,587	European Capital Ltd.	293,463

	Italy—1.5%
89,588	DeA Capital SpA *	265,581

	Japan—6.6%
16,700	Jafco Co. Ltd.	645,844
69,000	Japan Asia Investment Co. Ltd.	312,809
253	NIF SMBC Ventures Co. Ltd.	245,779
		1,204,432

	Korea—4.2%
31,390	KTB Securities Co., Ltd. *	$216,183
88,530	Macquarie Korea Infrastructure Fund	542,351
		758,534
	Netherlands—6.3%
10,881	Hal Trust	1,158,686

	Singapore—1.0%
1,187,000	K1 Ventures Ltd.	186,512

	South Africa—2.5%
53,429	Brait S.A.	135,333
40,590	Hosken Consolidated Investment Ltd.	330,666
		465,999
	Spain—1.1%
6,756	Dinamia	198,593

	Sweden—7.0%
36,800	Bure Equity AB	245,670
35,500	Ratos AB, Class B	1,023,638
		1,269,308
	United Kingdom—19.7%
74,182	3i Group PLC	1,325,463
6,948	Candover Investments PLC	296,599
18,672	Dunedin Enterprise Investment Trust PLC	131,305
10,965	Electra Private Equity PLC	334,062
27,843	Graphite Enterprise Trust PLC	226,684
10,880	HgCapital Trust PLC	185,349
20,888	Intermediate Capital Group PLC	560,659
105,890	IP Group PLC *	228,636
63,106	JZ Capital Partners Ltd. *	140,633
135,356	LMS Capital PLC *	165,568
		3,594,958
	Total Common Stocks and Other Equity Interests (Cost $19,651,629)	18,249,036

	Money Market Funds—0.0%
5,928	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $5,928)	5,928

	Total Investments (Cost $19,657,557)(a)—100.1%	18,254,964
	Liabilities in excess of other assets—(0.1%)	(10,840)

	Net Assets—100.0%	$18,244,124

*	Non-income producing security.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $19,657,557. The net unrealized depreciation was $1,402,593 which consisted of aggregate gross unrealized appreciation of $380,467 and aggregate gross unrealized depreciation of $1,783,060.

Industry Breakdown

As of July 31, 2008

% of
Net Assets
Investment Companies	29.3
Venture Capital	22.5
Holding Companies-Diversified	14.1
Diversified Financial Services	11.6
Closed-end Funds	8.1
Commerical Services	5.4
Engineering & Construction	4.8
Electric	4.3
Money Market Fund	0.0
Other	(0.1)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments

PowerShares Autonomic Balanced NFA Global Asset Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Exchange Traded Funds—100.4%
	Currency Fund—1.6%
3,937	PowerShares DB G10 Currency Harvest Fund * (/)	$106,299

	Commodity Funds—1.6%
1,857	PowerShares DB Gold Fund * (/)	63,361
937	PowerShares DB Oil Fund * (/)	43,617
		106,978
	Domestic Equity Funds—30.2%
3,589	DJ Wilshire REIT ETF	241,791
13,527	PowerShares Dynamic Large Cap Growth Portfolio (=)	228,877
12,649	PowerShares Dynamic Large Cap Portfolio (=)	310,533
13,992	PowerShares Dynamic Large Cap Value Portfolio (=)	248,778
9,908	PowerShares Dynamic Mid Cap Growth Portfolio (=)	209,158
10,969	PowerShares Dynamic Mid Cap Value Portfolio (=)	175,394
6,564	PowerShares Dynamic Small Cap Growth Portfolio * (=)	102,398
16,249	PowerShares Dynamic Small Cap Value Portfolio (=)	243,248
5,095	PowerShares Zacks Micro Cap Portfolio (=)	66,999
4,044	Vanguard REIT ETF	243,611
		2,070,787
	International Equity Funds—30.2%
857	iShares MSCI Emerging Markets Index Fund	36,551
23,413	PowerShares Dynamic Developed International Opportunities Portfolio (=)	459,597
37,795	PowerShares Dynamic Europe Portfolio (~) (=)	723,774
5,251	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (=)	247,060
5,216	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (=)	219,437
1,743	PowerShares FTSE RAFI Japan Portfolio (=)	76,256
6,847	Vanguard Emerging Markets ETF	305,308
		2,067,983
	Fixed Income Funds—36.8%
5,194	iShares iBoxx $ Investment Grade Corporate Bond Fund (~)	526,464
961	iShares Lehman 1-3 Year Treasury Bond Fund	79,792
782	iShares Lehman 20+ Year Treasury Bond Fund	71,686
1,468	iShares Lehman 7-10 Year Treasury Bond Fund	129,683
4,279	iShares Lehman MBS Fixed-Rate Bond Fund (~)	431,965
2,330	iShares Lehman Treasury Inflation Protected Securities Fund	248,075
11,747	PowerShares 1-30 Laddered Treasury Portfolio (=)	309,768
9,274	PowerShares Emerging Markets Sovereign Debt Portfolio (=)	226,193
8,004	PowerShares High Yield Corporate Bond Portfolio (=)	176,368
5,795	SPDR Lehman International Treasury Bond ETF	323,129
		2,523,123

	Total Exchange Traded Funds (Cost $7,135,188)	$6,875,170

	Money Market Fund—0.7%
48,509	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $48,509)	48,509

	Total Investments (Cost $7,183,697)(a)—101.1%	6,923,679
	Liabilities in excess of other assets—(1.1%)	(77,493)

	Net Assets—100.0%	$6,846,186

REIT Real Estate Investment Trust
* Non-income producing security.

(/) Not considered to be affiliated.

(~)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities.  The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer.  The aggregate value of these securities as of July 31, 2008 represented 24.6% of the Fund’s Net Assets.

	Value 5/20/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 7/31/08	Dividend Income	Realized Gain (Loss)
PowerShares Dynamic Europe Portfolio	$—	$1,009,736	$(178,101)	$(107,861)	$723,774	$17,721	$(37,238)
iShares iBoxx $Investment Grade Corporate Bond Fund	—	564,069	(31,626)	(5,979)	526,464	2,943	(1,554)
iShares Lehman MBS Fixed-Rate Bond Fund	—	458,301	(25,746)	(590)	431,965	—	(561)
Total Investments in Affiliates	$—	$2,032,106	$(235,473)	$(114,430)	$1,682,203	$20,664	$(39,353)

(=)

The Fund and the PowerShares exchange traded Funds have the same investment advisor and therefore, are considered to be affiliated.  The table below shows the transactions in and earnings from investments in affiliated exchange traded funds for the period ending July 31, 2008:

	Value			Change in Unrealized	Value		Realized Gain
	5/20/08	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	7/31/08	Dividend Income	(Loss)
PowerShares 1-30 Laddered Treasury Portfolio	$—	$309,739	$(3,554)	$3,583	$309,768	$1,328	$(38)
PowerShares Dynamic Developed International Opportunities Portfolio	—	803,824	(259,404)	(84,823)	459,597	6,113	(49,817)
PowerShares Dynamic Europe Portfolio	—	1,009,736	(178,101)	(107,861)	723,774	17,721	(37,238)
PowerShares Dynamic Large Cap Growth Portfolio	—	320,867	(79,309)	(12,681)	228,877	213	(4,823)
PowerShares Dynamic Large Cap Portfolio	—	334,589	(6,552)	(17,504)	310,533	1,107	(596)
PowerShares Dynamic Large Cap Value Portfolio	—	307,234	(42,283)	(16,173)	248,778	1,430	(4,212)
PowerShares Dynamic Mid Cap Growth Portfolio	—	236,631	(9,107)	(18,366)	209,158	—	(1,028)
PowerShares Dynamic Mid Cap Value Portfolio	—	184,430	—	(9,036)	175,394	488	—
PowerShares Dynamic Small Cap Growth Portfolio	—	113,878	(8,282)	(3,198)	102,398	—	(546)
PowerShares Dynamic Small Cap Value Portfolio	—	252,119	—	(8,871)	243,248	357	—
PowerShares Emerging Markets Sovereign Debt Portfolio	—	231,701	—	(5,508)	226,193	1,164	—
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	—	254,359	—	(7,299)	247,060	—	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	221,628	—	(2,191)	219,437	—	—
PowerShares FTSE RAFI Japan Portfolio	—	76,169	—	87	76,256	—	—
PowerShares High Yield Corporate Bond Portfolio	—	188,040	—	(11,672)	176,368	1,270	—
PowerShares Zacks Micro Cap Portfolio	—	69,041	—	(2,042)	66,999	387	—
Total Investments in Affiliates	$—	$4,913,985	$(586,592)	$303,555	$4,023,838	$31,578	$(98,298)

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $7,183,697. The net unrealized depreciation was $260,018 which consisted of aggregate gross unrealized appreciation of $12,472 and aggregate gross unrealized depreciation of $272,490.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Autonomic Balanced Growth Asset Portfolio
July 31, 2008 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds—100.5%
	Currency Fund—1.3%
3,171	PowerShares DB G10 Currency Harvest Fund * (/)	$85,617

	Commodity Funds—1.4%
1,629	PowerShares DB Gold Fund * (/)	55,581
854	PowerShares DB Oil Fund * (/)	39,754
		95,335
	Domestic Equity Funds—36.9%
3,402	DJ Wilshire REIT ETF	229,193
15,920	PowerShares Dynamic Large Cap Growth Portfolio (=)	269,366
20,589	PowerShares Dynamic Large Cap Portfolio (=)	505,460
17,027	PowerShares Dynamic Large Cap Value Portfolio (=)	302,740
12,582	PowerShares Dynamic Mid Cap Growth Portfolio (=)	265,606
12,096	PowerShares Dynamic Mid Cap Value Portfolio (=)	193,415
8,651	PowerShares Dynamic Small Cap Growth Portfolio * (=)	134,956
17,989	PowerShares Dynamic Small Cap Value Portfolio (=)	269,295
5,985	PowerShares Zacks Micro Cap Portfolio (=)	78,703
3,836	Vanguard REIT ETF	231,081
		2,479,815
	International Equity Funds—38.7%
4,092	iShares MSCI Emerging Markets Index Fund	174,524
28,830	PowerShares Dynamic Developed International Opportunities Portfolio	565,932
46,490	PowerShares Dynamic Europe Portfolio (~) (=)	890,283
6,375	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (=)	299,944
6,501	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (=)	273,497
2,279	PowerShares FTSE RAFI Japan Portfolio (=)	99,706
6,784	Vanguard Emerging Markets ETF	302,499
		2,606,385
	Fixed Income Funds—22.2%
2,684	iShares iBoxx $Investment Grade Corporate Bond Fund	272,050
221	iShares Lehman 20+ Year Treasury Bond Fund	20,259
72	iShares Lehman 7-10 Year Treasury Bond Fund	6,360
1,772	iShares Lehman MBS Fixed-Rate Bond Fund	178,883
1,592	iShares Lehman Treasury Inflation Protected Securities Fund	169,500
11,048	PowerShares 1-30 Laddered Treasury Portfolio (=)	291,337
7,751	PowerShares Emerging Markets Sovereign Debt Portfolio (=)	189,047
5,893	PowerShares High Yield Corporate Bond Portfolio (=)	129,852
4,252	SPDR Lehman International Treasury Bond ETF	237,092
		1,494,380

	Total Exchange Traded Funds
	(Cost $7,139,444)	$6,761,532

	Money Market Fund—0.9%
61,257	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $61,257)	61,257

	Total Investments
	(Cost $7,200,701)(a)—101.4%	6,822,789
	Liabilities in excess of other assets—(1.4%)	(91,820)

	Net Assets—100.0%	$6,730,969

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)            Not considered to be affiliated.

(~)         Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities.  The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer.  The value of this security as of July 31, 2008 represented 13.2% of the Fund’s Net Assets.

	Value 5/20/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 7/31/08	Dividend Income	Realized Gain (Loss)
PowerShares Dynamic Europe Portfolio	$—	$1,187,054	$(179,623)	$(117,148)	$890,283	$20,091	$(36,357)
Total Investments in Affiliates	$—	$1,187,054	$(179,623)	$(117,148)	$890,283	$20,091	$(36,357)

(=)   The Fund and the PowerShares exchange traded Funds have the same investment advisor and therefore, are considered to be affiliated.  The table below shows the transactions in and earnings from investments in affiliated exchange traded funds for the period ending July 31, 2008:

	Value			Change in Unrealized	Value		Realized Gain
	5/20/08	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	7/31/08	Dividend Income	(Loss)
PowerShares 1-30 Laddered Treasury Portfolio	$—	$287,553	$—	$3,784	$291,337	$1,308	$—
PowerShares Dynamic Developed International Opportunities Portfolio	—	1,367,274	(626,111)	(175,231)	565,932	15,369	(111,787)
PowerShares Dynamic Europe Portfolio	—	1,187,054	(179,623)	(117,148)	890,283	20,091	(36,357)
PowerShares Dynamic Large Cap Growth Portfolio	—	311,018	(25,043)	(16,609)	269,366	254	(1,592)
PowerShares Dynamic Large Cap Portfolio	—	670,230	(121,597)	(43,173)	505,460	2,728	(11,060)
PowerShares Dynamic Large Cap Value Portfolio	—	322,653	—	(19,913)	302,740	1,813	—
PowerShares Dynamic Mid Cap Growth Portfolio	—	302,859	(8,483)	(28,770)	265,606	—	(957)
PowerShares Dynamic Mid Cap Value Portfolio	—	205,858	—	(12,443)	193,415	698	—
PowerShares Dynamic Small Cap Growth Portfolio	—	151,009	(9,906)	(6,147)	134,956	—	(570)
PowerShares Dynamic Small Cap Value Portfolio	—	283,872	—	(14,577)	269,295	502	—
PowerShares Emerging Markets Sovereign Debt Portfolio	—	195,600	—	(6,553)	189,047	1,171	—
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	—	308,805	—	(8,861)	299,944	—	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	276,227	—	(2,730)	273,497	—	—
PowerShares FTSE RAFI Japan Portfolio	—	99,592	—	114	99,706	—	—
PowerShares High Yield Corporate Bond Portfolio	—	138,657	—	(8,805)	129,852	1,040	—
PowerShares Zacks Micro Cap Portfolio	—	82,354	—	(3,651)	78,703	579	—
Total Investments in Affiliates	$—	$6,190,615	$(970,763)	$(460,713)	$4,759,139	$45,553	$(162,323)

(a)   At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $7,200,701. The net unrealized depreciation was $377,912 which consisted of aggregate gross unrealized appreciation of $12,353 and aggregate gross  unrealized depreciation of $390,265.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Autonomic Growth NFA Global Asset Portfolio
July 31, 2008 (Unaudited)

Number of Shares		Value

	Exchange Traded Funds—100.7%
	Currency Fund—0.6%
2,267	PowerShares DB G10 Currency Harvest Fund * (/)	$61,209

	Commodity Funds—0.9%
1,535	PowerShares DB Gold Fund * (/)	52,374
1,012	PowerShares DB Oil Fund * (/)	47,109
		99,483
	Domestic Equity Funds—41.5%
3,994	DJ Wilshire REIT ETF	269,076
23,229	PowerShares Dynamic Large Cap Growth Portfolio (=)	393,035
50,776	PowerShares Dynamic Large Cap Portfolio (=)	1,246,550
27,445	PowerShares Dynamic Large Cap Value Portfolio (=)	487,972
22,562	PowerShares Dynamic Mid Cap Growth Portfolio (=)	476,284
4,363	PowerShares Dynamic Mid Cap Portfolio (=)	106,021
15,850	PowerShares Dynamic Mid Cap Value Portfolio (=)	253,442
21,737	PowerShares Dynamic Small Cap Growth Portfolio * (=)	339,097
27,231	PowerShares Dynamic Small Cap Value Portfolio (=)	407,648
11,819	PowerShares Zacks Micro Cap Portfolio (=)	155,420
4,500	Vanguard REIT ETF	271,080
		4,405,625
	International Equity Funds—49.2%
11,628	iShares MSCI Emerging Markets Index Fund	495,934
43,749	PowerShares Dynamic Developed International Opportunities Portfolio	858,792
76,373	PowerShares Dynamic Europe Portfolio (~) (=)	1,462,542
12,518	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (=)	588,972
10,254	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (=)	431,386
4,596	PowerShares FTSE RAFI Japan Portfolio (=)	201,075
14,428	Vanguard Emerging Markets ETF	643,345
7,683	Vanguard Europe Pacific ETF	318,384
3,349	Vanguard European ETF	214,604
		5,215,034
	Fixed Income Funds—8.5%
1,677	iShares iBoxx $Investment Grade Corporate Bond Fund	169,981
38	iShares Lehman 1-3 Year Treasury Bond Fund	3,155
165	iShares Lehman 20+ Year Treasury Bond Fund	15,126
1,166	iShares Lehman MBS Fixed-Rate Bond Fund	117,708
744	iShares Lehman Treasury Inflation Protected Securities Fund	79,214
5,341	PowerShares 1-30 Laddered Treasury Portfolio (=)	140,842
7,621	PowerShares Emerging Markets Sovereign Debt Portfolio (=)	185,875
3,167	PowerShares High Yield Corporate Bond Portfolio (=)	69,785
2,142	SPDR Lehman International Treasury Bond ETF	119,438
		901,124

	Total Exchange Traded Funds
	(Cost $11,083,885)	$10,682,475

	Money Market Fund—0.5%
47,214	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $47,214)	47,214

	Total Investments
	(Cost $11,131,099)(a)—101.2%	10,729,689
	Liabilities in excess of other assets—(1.2%)	(125,582)

	Net Assets—100.0%	$10,604,107

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)            Not considered to be affiliated.

(~)         Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities.  The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer.  The value of this security as of July 31, 2008 represented 13.8% of the Fund’s Net Assets.

	Value 5/20/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 7/31/08	Dividend Income	Realized Gain (Loss)
PowerShares Dynamic Europe Portfolio	$—	$1,525,853	$—	$(63,311)	$1,462,542	$8,989	$—
Total Investments in Affiliates	$—	$1,525,853	$—	$(63,311)	$1,462,542	$8,989	$—

(=)         The Fund and the PowerShares exchange traded Funds have the same investment advisor and therefore, are considered to be affiliated.  The table below shows the transactions in and earnings from investments in affiliated exchange traded funds for the period ending July 31, 2008:

	Value			Change in Unrealized	Value		Realized Gain
	5/20/08	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	7/31/08	Dividend Income	(Loss)
PowerShares 1-30 Laddered Treasury Portfolio	$—	$143,532	$(4,416)	$1,726	$140,842	$496	$(45)
PowerShares Dynamic Developed International Opportunities Portfolio	—	2,485,405	(1,361,543)	(265,070)	858,792	18,237	(220,172)
PowerShares Dynamic Europe Portfolio	—	1,525,853	—	(63,311)	1,462,542	8,989	—
PowerShares Dynamic Large Cap Growth Portfolio	—	472,479	(65,342)	(14,102)	393,035	198	(4,188)
PowerShares Dynamic Large Cap Portfolio	—	1,496,470	(190,463)	(59,457)	1,246,550	3,133	(17,282)
PowerShares Dynamic Large Cap Value Portfolio	—	507,073	—	(19,101)	487,972	1,477	—
PowerShares Dynamic Mid Cap Growth Portfolio	—	539,872	(31,376)	(32,212)	476,284	—	(3,030)
PowerShares Dynamic Mid Cap Portfolio	—	167,117	(57,418)	(3,678)	106,021	41	(3,404)
PowerShares Dynamic Mid Cap Value Portfolio	—	297,993	(32,701)	(11,850)	253,442	543	(3,478)
PowerShares Dynamic Small Cap Growth Portfolio	—	345,623	—	(6,526)	339,097	—	—
PowerShares Dynamic Small Cap Value Portfolio	—	420,235	—	(12,587)	407,648	401	—
PowerShares Emerging Markets Sovereign Debt Portfolio	—	190,714	—	(4,839)	185,875	908	—
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	—	606,372	—	(17,400)	588,972	—	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	435,693	—	(4,307)	431,386	—	—
PowerShares FTSE RAFI Japan Portfolio	—	200,845	—	230	201,075	—	—
PowerShares High Yield Corporate Bond Portfolio	—	73,359	—	(3,574)	69,785	478	—
PowerShares Zacks Micro Cap Portfolio	—	160,350	—	(4,930)	155,420	583	—
Total Investments in Affiliates	$—	$10,068,985	$(1,743,259)	$(520,988)	$7,804,738	$35,484	$(251,599)

(a)          At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $11,131,099. The net unrealized depreciation was $401,410 which consisted of aggregate gross unrealized appreciation of $5,244 and aggregate gross unrealized depreciation of $406,654.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Global Wind Energy Fund
July 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks and Other Equity Interests—99.8%
	Belgium—5.9%
175,520	Hansen Transmissions International N.V. *	$1,091,739

	Canada—3.1%
119,154	Canadian Hydro Developers, Inc. *	583,251

	China—4.5%
442,000	China High Speed Transmission Equipment Group Co., Ltd.	838,425

	Denmark—14.1%
45,500	Greentech Energy Systems A/S *	727,909
14,300	Vestas Wind Systems A/S *	1,889,979
		2,617,888
	France—8.6%
12,071	EDF Energies Nouvelles S.A.	847,520
28,357	Theolia S.A. *	743,299
		1,590,819
	Germany—14.7%
1,505	E.ON AG	287,534
44,504	Nordex AG *	1,469,989
47,575	Plambeck Neue Energien AG *	227,140
1,357	REpower Systems AG *	437,468
2,593	Siemens AG	318,642
		2,740,773
	Greece—1.4%
10,529	C.Rokas S.A.	262,846

	Hong Kong—1.1%
3,110,000	China WindPower Group Ltd. *	199,301

	Japan—2.0%
87	Japan Wind Development Co., Ltd.	248,721
26,000	Mitsubishi Heavy Industries Ltd.	115,465
		364,186
	Spain—22.0%
225	Acciona S.A.	47,621
68,464	Fersa Energias Renovables S.A.	410,192
37,248	Gamesa Corporacion Tecnologica S.A.	1,783,005
277,638	Iberdrola Renovables S.A. *	1,845,367
		4,086,185
	Switzerland—3.6%
9,629	ABB Ltd. ADR	252,472

485	Gurit Holding AG	$425,764
		678,236
	United Kingdom—5.7%
30,304	Centrica PLC	188,942
75,256	Clipper Windpower PLC *	611,206
111,750	Renewable Energy Generation Ltd.	262,318
		1,062,466
	United States—13.1%
5,581	AES (The) Corp. *	90,077
19,771	American Superconductor Corp. *	780,756
266,399	Composite Technology Corp. *	343,655
3,307	FPL Group, Inc.	213,401
10,794	General Electric Co.	305,362
3,725	Xcel Energy, Inc.	74,724
27,815	Zoltek Cos., Inc. *	620,831
		2,428,806
	Total Common Stocks and Other Equity Interests
	(Cost $18,462,185)	18,544,921

	Money Market Fund—0.0%
607	Goldman Sachs Financial Square Prime Obligations Institutional Shares Class (Cost $607)	607

	Total Investments
	(Cost $18,462,792)—99.8%	18,545,528
	Other assets less liabilities—0.2%	41,373

	Net Assets—100.0%	$18,586,901

ADR  American Depositary Receipt

*  Non-income producing security.

(a)          At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $18,462,792. The net unrealized appreciation was $82,736 which consisted of aggregate gross unrealized appreciation of $408,562 and aggregate gross unrealized depreciation of $325,826.

Industry Breakdown
As of July 31, 2008

% of Net Assets
Energy - Alternate Sources	55.6
Electrical Components & Equipment	22.5
Miscellaneous Manufacturing	9.3
Chemicals	5.6
Electric	3.6
Engineering & Construction	1.6
Gas	1.0
Machinery - Diversified	0.6
Money Market Fund	0.0
Other	0.2

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Mena Frontier Countries Fund
July 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks and Other Equity Interests —100.9%
	Egypt—16.6%
63,837	Commercial International Bank	$591,208
6,323	Egyptian Co. for Mobile Services	177,579
63,782	Egyptian Financial Group-Hermes Holding SAE	563,728
121,792	Egyptian Kuwaiti Holding Co.	350,758
589	EL Ezz Aldekhela Steel Alexandria Co.	164,013
9,860	El Ezz Steel Rebars SAE	140,581
8,834	ElSewedy Cables Holding Co. *	246,629
17,686	Orascom Construction Industries	1,286,713
103,481	Orascom Telecom Holding SAE	1,108,420
74,511	Telecom Egypt	210,458
		4,840,087
	France—3.2%
36,453	Maroc Telecom	921,288

	Jordan—12.1%
81,510	Arab Bank	2,648,357
3,623	Arab Potash Co. PLC	384,544
4,650	Jordan Islamic Bank	40,853
4,658	Jordan Petroleum Refinery Co.	89,084
6,754	Jordan Steel	69,031
12,261	Jordanian Electric Power Co.	110,974
11,637	Middle East Complex for Engineering Electric and Heavy Industries PLC *	49,927
24,795	Tameer Jordan Holdings PSC *	71,035
21,720	United Arab Investors *	73,269
		3,537,074
	Kuwait—22.3%
60,000	Commercial Bank of Kuwait SAK	306,546
70,000	Global Investment House KSCC	283,769
47,500	Gulf Bank KSC	210,645
90,000	Investment Dar Co.	280,774
114,000	Kuwait Finance House KSC	1,242,998
57,500	Kuwait Investment Projects Co. Holding KSC	263,954
300,000	Mobile Telecommunications Co. KSC	1,847,935
127,500	National Bank of Kuwait SAK	882,000
192,500	National Industries Group Holding Co.	913,383
60,000	Public Warehousing (The) Co. KSC	256,284
		6,488,288
	Lebanon—2.7%
21,800	Solidere GDR	783,638

	Morocco—7.6%
428	Banque Centrale Populaire	156,882
2,641	Banque Marocaine du Commerce Exterieur	1,113,606
803	Compagnie Generale Immobiliere	238,105
2,306	ONA S.A.	548,269

299	Societe National De Siderurgie	$153,365
		2,210,227
	Oman—4.9%
97,310	Bank Muscat SAOG	415,381
152,770	Bank Sohar *	94,861
27,892	Dhofar International Development & Investment Holding Co.	57,084
13,641	Galfar Engineering & Contracting SAOG	69,041
71,743	National Bank Of Oman Ltd.	118,736
4,982	Oman International Bank SAOG	49,807
49,105	Oman Telecommunications Co.	290,274
23,038	Raysut Cement Co. SAOG	165,477
37,474	Renaissance Services SAOG	164,170
		1,424,831
	Qatar—10.3%
14,322	Barwa Real Estate Co.	354,252
9,194	Doha Bank QSC	195,828
27,898	First Finance Co. *	297,333
5,456	Qatar Electricity & Water Co.	205,733
30,228	Qatar Gas Transport Co. Ltd. (Nakilat) *	297,829
10,418	Qatar Islamic Bank	429,725
12,944	Qatar National Bank SAQ	827,175
8,642	Qatar Telecom QSC	400,781
		3,008,656
	United Arab Emirates—21.2%
1,745,943	DP World Ltd.	1,361,836
709,289	Dubai Financial Market	900,992
1,364,017	Emaar Properties PJSC	3,899,366
		6,162,194
	Total Common Stocks and Other Equity Interests
	(Cost $29,924,035)	29,376,283

	Money Market Fund—0.0%
5,685	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,685)	5,685

	Total Investments (#)
	(Cost $29,929,720)(a)—100.9%	29,381,968
	Liabilities in excess of other assets—(0.9%)	(250,890)

	Net Assets—100.0%	$29,131,078

GDR Global Depositary Receipt

*      Non-income producing security.

(#)         In accordance with the procedures established by the Board of Trustees, 45 out of 57 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $19,471,238 which represented 66.8% of the Fund’s Net Assets.

(a)          At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $29,929,720. The net unrealized depreciation was $547,752 which consisted of aggregate gross unrealized appreciation of $147,093 and aggregate gross unrealized depreciation of $694,845.

Industry Breakdown
As of July 31, 2008

% of Net Assets
Banks	27.7
Real Estate	18.4
Telecommunications	17.0
Diversified Financial Services	11.3
Engineering & Construction	7.8
Commercial Services	4.7
Holding Companies - Diversified	4.0
Iron/Steel	1.8
Investment Companies	1.4
Mining	1.3
Electric	1.1
Gas	1.0
Storage/Warehousing	0.9
Electrical Components & Equipment	0.8
Building Materials	0.6
Oil & Gas Services	0.6
Oil & Gas	0.3
Miscellaneous Manufacturing	0.2
Other	(0.9)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares 1-30 Laddered Treasury Portfolio
July 31, 2008 (Unaudited)

Principal
Amount		Value

	United States Government Obligations (#)—98.6%
	United States Treasury Bonds—65.9%
$1,104,000	8.875%, 2/15/19	$1,537,666
1,121,000	8.500%, 2/15/20	1,544,003
1,160,000	7.875%, 2/15/21	1,544,160
1,127,000	8.000%, 11/15/21	1,524,972
1,217,000	7.125%, 2/15/23	1,552,341
1,311,000	6.250%, 8/15/23	1,553,741
1,149,000	7.625%, 2/15/25	1,558,601
1,337,000	6.000%, 2/15/26	1,558,128
1,248,000	6.625%, 2/15/27	1,555,613
1,295,000	6.125%, 11/15/27	1,539,027
1,450,000	5.250%, 2/15/29	1,559,317
1,264,000	6.250%, 5/15/30	1,540,303
4,258,000	5.375%, 2/15/31	4,680,141
4,805,000	4.500%, 2/15/36	4,713,781
1,541,000	4.750%, 2/15/37	1,573,748
1,634,000	4.375%, 2/15/38	1,575,151
		31,110,693
	United States Treasury Notes—32.7%
1,505,000	4.750%, 2/28/09	1,528,987
1,534,000	3.500%, 2/15/10	1,561,325
1,453,000	4.500%, 2/28/11	1,517,137
1,435,000	4.625%, 2/29/12	1,514,935
1,501,000	3.875%, 2/15/13	1,544,272
1,501,000	4.000%, 2/15/14	1,552,246
1,516,000	4.000%, 2/15/15	1,565,390
1,483,000	4.500%, 2/15/16	1,565,956
1,480,000	4.625%, 2/15/17	1,560,129
1,616,000	3.500%, 2/15/18	1,557,548
		15,467,925
	Total United States Government Obligations
	(Cost $46,829,980)	46,578,618

Number
of Shares

	Money Market Fund—0.0%
7,058	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $7,058)	7,058

	Total Investments
	(Cost $46,837,038)(a)—98.6%	46,585,676
	Other assets less liabilities—1.4%	665,197

	Net Assets—100.0%	$47,250,873

(#)         In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $46,578,618 which represented 98.6% of the Fund’s Net Assets.

(a)          At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $46,837,038. The net unrealized depreciation was $251,362 which consisted of aggregate gross unrealized appreciation of $42,262 and aggregate gross unrealized depreciation of $293,624.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Emerging Markets Sovereign Debt Portfolio
July 31, 2008 (Unaudited)

Principal
Amount		Value

	Sovereign Debt Obligations (#)—98.8%
	Brazil—4.7%
	Federal Republic of Brazil
$1,662,000	12.250%, 3/06/30	$2,812,935
2,021,000	10.125%, 5/15/27	2,844,558
		5,657,493
	Bulgaria—4.5%
	Republic of Bulgaria
4,820,000	8.250%, 1/15/15	5,439,852

	Chile—4.6%
	Republic of Chile
5,117,000	7.125%, 1/11/12	5,591,346

	Colombia—4.6%
	Republic of Colombia
5,151,000	7.375%, 9/18/37	5,640,345

	El Salvador—4.3%
	Republic of El Salvador
4,925,000	8.250%, 4/10/32	5,171,250

	Hungary—4.4%
	Republic of Hungary
5,604,000	4.750%, 2/03/15	5,404,873

	Indonesia—4.3%
	Republic of Indonesia
4,938,000	8.500%, 10/12/35	5,270,120

	Mexico—4.5%
	United Mexican States, MTN
2,208,000	8.300%, 8/15/31	2,771,040
	United Mexican States, Series A, MTN
2,313,000	7.500%, 4/08/33	2,694,645
		5,465,685
	Pakistan—4.0%
	Republic of Pakistan
6,792,000	6.875%, 6/01/17	4,805,340

	Panama—4.5%
	Republic of Panama
4,386,000	8.875%, 9/30/27	5,515,395

	Peru—4.7%
	Republic of Peru
$4,363,000	8.750%, 11/21/33	$5,693,714

	Philippines—4.6%
	Republic of Philippine
4,410,000	9.500%, 2/02/30	5,622,750

	Poland—4.5%
	Republic of Poland
5,354,000	5.250%, 1/15/14 (b)	5,488,166

	Qatar—4.5%
	State of Qatar
3,639,000	9.750%, 6/15/30	5,454,497

	Russia—4.6%
	Russian Federation
3,953,000	11.000%, 7/24/18	5,552,977

	South Africa—4.6%
	Republic of South Africa
5,994,000	5.875%, 5/30/22	5,629,805

	South Korea—4.6%
	Republic of Korea
5,591,000	5.125%, 12/07/16	5,578,974

	Turkey—4.6%
	Republic of Turkey
2,689,000	8.000%, 2/14/34	2,833,534
3,008,000	6.875%, 3/17/36	2,778,640
		5,612,174
	Ukraine—4.3%
	Ukraine Government
5,850,000	6.750%, 11/14/17	5,203,575

	Uruguay—4.6%
	Republic of Uruguay
4,722,000	9.250%, 5/17/17	5,619,180

	Venezuela—4.5%
	Bolivarian Republic of Venezuela
6,456,000	9.000%, 5/07/23	5,513,424

	Vietnam—4.3%
	Socialist Republic of Vietnam
5,389,000	6.875%, 1/15/16	5,210,155

	Total Sovereign Debt Obligations (Cost $124,160,484)	120,141,090

Number
of Shares		Value

	Money Market Fund—0.1%
202,360	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $202,360)	$202,360

	Total Investments (Cost $124,362,844)(a)—98.9%	120,343,450
	Other assets less liabilities—1.1%	1,289,932

	Net Assets—100.0%	$121,633,382

Glossary of Terms:

MTN Medium Term Note

(#)         In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $120,141,090 which represented 98.8% of the Fund’s Net Assets.

(a)          At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $124,362,844. The net unrealized depreciation was $4,019,394 which consisted of aggregate gross unrealized appreciation of $17,287 and aggregate gross unrealized depreciation of $4,036,681.

(b)         Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers.  The value of this security at July 31, 2008 was $5,488,166, which represented 4.5% of the Fund’s Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares High Yield Corporate Bond Portfolio
July 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds (#)—97.9%
	Aerospace/Defense—2.2%
$350,000	L-3 Communications Corp., Series B	6.38%	10/15/15	$330,750

	Auto Manufacturers—2.3%
350,000	Ford Motor Co.	7.45	07/16/31	183,750
350,000	General Motors Corp.	8.38	07/15/33	174,125
				357,875

	Auto Parts & Equipment—1.8%
350,000	Lear Corp., Series B	8.75	12/01/16	278,250

	Beverages—2.2%
350,000	Constellation Brands, Inc.	7.25	09/01/16	339,500

	Commercial Services—6.3%
350,000	ARAMARK Corp.	8.50	02/01/15	350,438
350,000	Hertz (The) Corp.	8.88	01/01/14	322,875
350,000	RSC Equipment Rental, Inc.	9.50	12/01/14	288,750
				962,063

	Computers—2.3%
350,000	Sungard Data Systems, Inc.	10.25	08/15/15	357,000

	Diversified Financial Services—2.9%
350,000	Ford Motor Credit Co. LLC	7.00	10/01/13	250,984
350,000	GMAC LLC	8.00	11/01/31	196,464
				447,448
	Electric—6.8%
350,000	AES (The) Corp.	8.00	10/15/17	346,500
350,000	Mirant North America LLC	7.38	12/31/13	351,750
350,000	NRG Energy, Inc.	7.38	02/01/16	340,375
				1,038,625
	Electronics—1.6%
350,000	NXP BV/ NXP Funding LLC (Netherlands)	9.50	10/15/15	243,250

	Environmental Control—2.2%
350,000	Allied Waste North America, Inc.	6.88	06/01/17	337,750

	Healthcare - Services—9.0%
350,000	Community Health Systems, Inc.	8.88	07/15/15	354,375
350,000	HCA, Inc.	9.25	11/15/16	361,375
350,000	Select Medical Corp.	7.63	02/01/15	303,625
350,000	Tenet Healthcare Corp.	9.88	07/01/14	353,500
				1,372,875

	Household Products/Wares—2.0%
$350,000	Jarden Corp.	7.50%	05/01/17	$306,250

	Lodging—2.9%
350,000	Harrah’s Operating Co., Inc.	5.63	06/01/15	161,000
350,000	MGM Mirage, Inc.	6.63	07/15/15	277,375
				438,375
	Media—14.5%
350,000	CCH I Holdings LLC/ CCH I Capital Corp.	11.00	10/01/15	266,875
350,000	CCO Holdings LLC/ CCO Holdings Capital Corp.	8.75	11/15/13	325,500
350,000	Dex Media West LLC/ Dex Media Finance Co., Series B	9.88	08/15/13	275,625
350,000	DIRECTV Holdings LLC/ DirecTV Financing Co.	6.38	06/15/15	331,625
350,000	Echostar DBS Corp.	7.13	02/01/16	324,625
350,000	Idearc, Inc.	8.00	11/15/16	161,000
350,000	R.H. Donnelley Corp., Series A-3	8.88	01/15/16	170,625
350,000	XM Satellite Radio, Inc.	9.75	05/01/14	351,750
				2,207,625
	Miscellaneous Manufacturing—2.2%
350,000	RBS Global, Inc./ Rexnord LLC	9.50	08/01/14	336,000

	Oil & Gas—4.1%
350,000	Chesapeake Energy Corp.	6.50	08/15/17	329,000
350,000	Sabine Pass LNG LP	7.50	11/30/16	302,750
				631,750
	Packaging & Containers—3.6%
350,000	Smurfit-Stone Container Enterprises, Inc.	8.00	03/15/17	287,875
350,000	Vitro, S.A.B. de C.V. (Mexico)	9.13	02/01/17	261,625
				549,500
	Pipelines—2.3%
350,000	Dynegy Holdings, Inc.	8.38	05/01/16	349,125

	Real Estate—1.5%
350,000	Realogy Corp.	10.50	04/15/14	229,250

	Retail—5.7%
350,000	Dollar General Corp.	10.63	07/15/15	354,375
350,000	Michaels Stores, Inc.	10.00	11/01/14	282,625
350,000	Rite Aid Corp.	9.50	06/15/17	226,625
				863,625
	Semiconductors—1.8%
350,000	Freescale Semiconductor	10.13	12/15/16	276,500

	Telecommunications—17.7%
350,000	Alltel Corp.	7.88	07/01/32	362,249
350,000	Cricket Communications, Inc.	9.38	11/01/14	344,750
350,000	Frontier Communication Corp.	9.00	08/15/31	311,500
150,000	Intelsat Corp.	9.00	08/15/14	153,750
175,000	Intelsat Jackson Holdings Ltd. (Bermuda)	11.25	06/15/16	182,438
350,000	Level 3 Financing, Inc.	9.25	11/01/14	320,250

$350,000	MetroPCS Wireless, Inc.	9.25%	11/01/14	$341,250
350,000	Virgin Media Finance PLC (United Kingdom)	9.13	08/15/16	325,500
350,000	Windstream Corp.	8.63	08/01/16	356,125
				2,697,812
	Total Corporate Bonds (Cost $15,892,773)			14,951,198

Number
of Shares

	Money Market Fund—0.4%
65,057	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $65,057)	65,057

	Total Investments (Cost $15,957,830)(a) —98.3%	15,016,255
	Other assets less liabilities—1.7%	255,625

	Net Assets—100.0%	$15,271,880

(#) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $14,951,198, which represented 97.9% of the Fund’s Net Assets.

(a) At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $15,957,830. The net unrealized depreciation was $941,575 which consisted of aggregate gross unrealized appreciation of $51,606 and aggregate gross unrealized depreciation of $993,181.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Insured California Municipal Bond Portfolio
July 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds (#)—100.5%
	Ad Valorem Property Tax—22.5%
$850,000	Antelope Valley California Community College District (Election 2004) Ser 07B MBIA	5.25%	08/01/39	$859,460
400,000	Foothill-De Anza California Community College District Ser 07A AMBAC	4.50	08/01/31	375,452
500,000	Los Angeles California Community College District Ref (Election 2001) Ser 05A FSA	5.00	08/01/25	513,034
505,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	508,586
500,000	Riverside Community College District (Election 2004) Ser 07C MBIA	5.00	08/01/32	496,545
400,000	San Diego California Community College District (Election 2006) Ser 07 FSA	5.00	08/01/32	404,328
				3,157,405
	College Revenue—9.8%
500,000	California State University Rev Systemwide Ser 07A FSA	5.00	11/01/37	496,160
945,000	University of California Regents Medical Center Pooled Rev Ser 07A MBIA	4.75	05/15/31	882,999
				1,379,159
	Electric Power Revenue—2.9%
400,000	Los Angeles California Water & Power Rev (Power System) Sub-Ser 07A-1 AMBAC	5.00	07/01/39	401,408

	General Fund—2.4%
400,000	California State Ref Ser 07 MBIA	4.25	08/01/33	337,176

	Highway Tolls Revenue—2.8%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	386,924

	Lease Revenue—8.5%
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev Police Headquarters FAC, Ser 06A FGIC	4.25	01/01/37	337,716

$500,000	Los Angeles California Municipal Improvement Corp. Lease Rev Ser 07B-1 FGIC	4.75%	08/01/37	$459,500
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser 07A MBIA	5.00	06/01/37	393,964
				1,191,180
	Miscellaneous Revenue—5.8%
400,000	Hesperia California Public Financing Auth (Redevelopment & Housing Projects) Series 07A XLCA	5.00	09/01/31	360,912
460,000	Hollister California Joint Powers Financing Auth (Wastewater Rev Refinancing & Imported Project) Ser 01 FSA	5.00	06/01/32	456,173
				817,085
	Sales Tax Revenue—13.6%
500,000	San Francisco Bay Area Rapid Transit District Sales Tax Rev Ser 06 FSA	5.00	07/01/31	505,325
400,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	07/01/30	403,000
1,000,000	Santa Clara Valley California Transportaion Auth Sales Tax Rev Ref (Measure A) Ser 07A AMBAC	5.00	04/01/36	994,000
				1,902,325
	Sewer Revenue—12.4%
400,000	Bakersfield California Wastewater Rev Ser 07A FSA	5.00	09/15/32	404,356
400,000	Clovis California Public Financing Auth Wastewater Rev Ser 07 AMBAC	4.50	08/01/38	351,332
1,000,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA	5.00	08/01/35	988,310
				1,743,998
	Tax Increment Revenue—2.4%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref (Merged Area Redevelopment Project) Ser 06C MBIA	4.25	08/01/30	331,316

	Water Revenue—17.4%
1,000,000	East Bay California Municipal Utility District Water System Rev Ref Series 07A FGIC	5.00	06/01/32	1,003,190
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	07/01/47	502,485
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	455,150

$500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00%	09/01/38	$488,575
				2,449,400
	Total Municipal Bonds
	(Cost $14,766,196)			14,097,376

Number
of Shares

	Money Market Fund—0.0%
4,287	Dreyfus California Municipal Cash Management, Class A (Cost $4,287)	4,287

	Total Investments (Cost $14,770,483)(a)—100.5%	14,101,663
	Liabilities in excess of other assets—(0.5%)	(68,294)

	Net Assets—100.0%	$14,033,369

Abbreviations:
Auth - Authority
Ref - Refunding Bonds
Rev - Revenue
Ser - Series

Glossary of Terms:
AGC	- Assured Guaranty Corporation
AMBAC	- American Municipal Bond Assurance Corporation
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance, Inc.
MBIA	- Municipal Bond Investors Assurance
XLCA	- XL Capital Assurance, Inc.

(#) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $14,097,376, which represented 100.5% of the Fund’s Net Assets.

(a) At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $14,770,483. The net unrealized depreciation was $668,820 which consisted of aggregate gross unrealized appreciation of $21,202 and aggregate gross unrealized depreciation of $690,022.

This table, as of July 31, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Percentage of
Entities	Total Investments
MBIA Insurance Corp.	36.7%
Financial Security Assurance, Inc.	26.5
Financial Guaranty Insurance Co.	15.5
AMBAC Assurance Corp.	15.0

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Insured National Municipal Bond Portfolio
July 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds (#)—97.4%
	Ad Valorem Property Tax—9.6%
$3,000,000	California State Ser 05 MBIA	4.75%	3/01/35	$2,798,460
2,500,000	Desert Community College District Ser 07C FSA	5.00	8/01/37	2,508,975
2,500,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	7/01/32	2,517,750
400,000	North Las Vegas (Wastewater Reclamation System) Ser 06 MBIA	4.50	10/01/36	355,876
1,000,000	Reading Pennsylvania School District Ser 08 FSA	4.75	3/01/38	960,080
2,000,000	Riverside Community College District (Election 2004) Ser 07C MBIA	5.00	8/01/32	1,986,180
2,500,000	San Jacinto Unified School District (Election 2006) Ser 07 FSA	5.25	8/01/32	2,572,150
				13,699,471
	College Revenue—9.7%
400,000	Atlanta Development Auth Student Housing Rev Facilities (Georgia State University) Ser 05 XLCA	5.00	9/01/35	379,536
2,000,000	Connecticut State Health & Educational Facilities Auth Rev (Quinnipiac University) Ser 06H AMBAC	5.00	7/01/36	1,982,060
3,000,000	District of Columbia Rev (Catholic University of America) Ser 07 MBIA	5.00	10/01/29	2,988,150
250,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	7/01/38	250,570
3,000,000	University Houston (Texas University Rev Ref-Consolidated) Ser 08 FSA	5.00	2/15/38	2,995,350
450,000	University of California Regents Medical Center Pooled Rev Ser 07A MBIA	4.75	5/15/31	420,476
2,000,000	University of California Rev Ser 05C MBIA	4.75	5/15/37	1,894,820
2,500,000	University of New Mexico University Rev (System Improvements) Sub-Ser 07A FSA	5.00	6/01/32	2,524,700
400,000	University of Washington Ser 07 AMBAC	5.00	6/01/37	399,364
				13,835,026
	Electric Power Revenue—10.5%
500,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA	5.00	1/01/37	486,665
5,000,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA	5.00	1/01/42	4,811,450

$3,400,000	Kentucky State Municipal Power Agency System Rev (Prairie State Project) Ser 07A MBIA	5.00%	09/01/37	$3,154,588
1,500,000	Missouri Joint Municipal Electric Utility Commission Ser 07A AMBAC	5.00	1/01/42	1,371,420
3,315,000	Northern Illinois Municipal Power Agency Power Project Rev Ser 07A MBIA	5.00	1/01/42	3,120,443
2,000,000	Redding California Electric System Rev COP Ser 08A FSA	5.00	6/01/30	2,012,200
				14,956,766
	General Fund—0.3%
500,000	California State Ref Ser 07 MBIA	4.25	8/01/33	421,470
	Highway Tolls Revenue—1.4%
500,000	Miami-Dade County Florida Expressway Auth Toll System Rev Ser 06 AMBAC	5.00	7/01/37	474,375
1,500,000	Puerto Rico Highway & Transportation Auth Highway Rev Ref Ser 07CC FSA	5.25	7/01/33	1,548,660
				2,023,035
	Hospital Revenue—33.2%
2,000,000	California Statewide Communities Development Auth Rev (Catholic Healthcare West) Ser 07K AGC	5.50	7/01/41	2,042,240
2,000,000	California Statewide Communities Development Auth Rev (Sutter Health) Ser 04C FSA	5.05	8/15/38	1,969,560
400,000	Clarke County Hospital Auth (Athens Regional Medical Center Project) Ser 07MBIA	5.00	1/01/27	403,808
5,000,000	Colorado Health Facilities Auth Rev (Catholic Health) Ser 06C-1 FSA	5.10	10/01/41	4,867,100
3,000,000	Colorado Health Facilities Auth Rev (Poudre Valley County Health Facilities Auth) Ser 05A FSA	5.20	3/01/31	2,980,170
400,000	Connecticut State Health & Educational Facility Auth (Yale - New Haven Hospital) Ser 06J-1 AMBAC	5.00	7/01/31	397,820
3,000,000	District of Columbia Rev (Medlantic/Helix-Remarketed) Ser 98C FSA	5.00	8/15/38	3,010,770
1,570,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 AGC	5.25	7/15/38	1,532,901
2,500,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 FSA	5.25	7/15/45	2,424,625
3,800,000	Harris County Health Facilities Development Corp Thermal Utility Rev (TECO Project) Ser 08 AGC	5.13	11/15/37	3,849,704
1,200,000	Indiana Health & Educational Facilities Finance Auth Rev (St. Francis) Ref Ser 06E FSA	5.25	5/15/41	1,194,312
2,000,000	Johnston North Carolina Memorial Hospital Auth Ser 08 FSA FHA	5.25	10/01/36	2,022,500
1,000,000	Lehigh County Pennsylvania General

	Purpose Hospital Rev (Lehigh Valley Health-Remarketed) Ser 05B FSA	5.00%	7/01/35	$978,240
$500,000	Maryland State Health & Higher Educational Facilities Auth Rev Ser 06A MBIA FHA	4.75	7/01/36	458,820
2,500,000	New Jersey Health Care Facilities Financing Auth Rev (Meridian Health) Ser 07V AGC	5.00	7/01/38	2,476,900
4,000,000	South Carolina Jobs Economic Devolopment Auth Hospital Facilities Rev (Ref-Palmetto Health-Remarketed) Ser 08A FSA	5.00	8/01/35	3,959,040
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser 06A MBIA FHA	5.00	8/01/31	1,861,848
5,000,000	Washington State Health Care Facilities Auth Rev (Multicare Health System Remarketed) Ser 07B FSA	5.50	8/15/38	5,151,449
850,000	Washington State Health Care Facilities Auth Rev (Providence Health) Ser 06E FSA	5.25	10/01/33	852,975
5,000,000	Wisconsin State Health & Educational Facilities Auth Rev (Ministry Health) Ser 04 FSA	5.00	8/01/34	4,858,300
				47,293,082
	Hotel Occupancy Tax—0.2%
350,000	Greater Richmond Convention Center Auth Ref (Virginia Hotel Rev) Ser 05 MBIA	5.00	6/15/30	346,763

	Lease Revenue—2.4%
2,150,000	Miami-Dade County Florida School Board COP Ser 08B AGC	5.00	5/01/33	2,070,084
1,335,000	Ohio State Higher Educational Facility Rev (Case Western Reserve University Project) Ser 06 MBIA	5.00	12/01/44	1,323,853
				3,393,937
	Miscellaneous Revenue—0.9%
1,500,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A MBIA	4.50	2/15/47	1,303,245

	Port, Airport & Marina Revenue—9.3%
5,000,000	Chicago Illinois O’Hare International Airport Rev (Ref-Third Indenture) Ser 05A MBIA	5.00	1/01/29	4,820,100
500,000	Port Auth of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser 07 FSA	5.00	8/15/33	508,350
1,000,000	Port Auth of New York & New Jersey (One Hundred Forty Eighth) Ser 07 FSA	5.00	8/15/37	1,013,040
2,500,000	Port of Seattle Rev (Intermediate Lien) Ref Ser 05A MBIA	5.00	3/01/35	2,453,050

$3,000,000	Sacramento County California Airport System Ser A FSA	5.00%	7/01/41	$2,956,950
1,500,000	St. Louis Missouri Airport Rev Lambert - St. Louis International Airport Ser 05 MBIA	5.50	7/01/31	1,525,440
				13,276,930
	Sales Tax Revenue—2.9%
1,500,000	Central Puget Sound Regional Transportation Auth Sales & Use Tax Rev Ser 07A FSA	5.00	11/01/34	1,518,720
400,000	Colorado Regional Transportation District (Fastracks Project) Ser 07A FSA	4.50	11/01/34	369,736
400,000	Dallas Area Rapid Transit (SR Lien) Ser 07 AMBAC	5.00	12/01/32	402,408
400,000	Illinois Regional Transportation Auth Ser 06A MBIA	4.50	7/01/35	370,576
500,000	Massachusetts State School Building Auth Dedicated Sale Tax Rev Ser 05A FSA	5.00	8/15/30	507,090
400,000	Metropolitan Atlanta Rapid Transit Auth (Ref-Third Indenture) Ser 07B FSA	4.50	7/01/32	380,840
600,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	7/01/30	604,500
				4,153,870
	Sewer Revenue—5.2%
2,355,000	Campbell & Kenton Counties Sanitation District 1 Sewer Rev Ser 07 MBIA	5.00	8/01/37	2,363,454
400,000	City of Baltimore (Wastewater Projects) Ser 07C AMBAC	4.50	7/01/32	381,932
3,000,000	Fresno California Sewer Rev Ser 08A AGC	5.00	9/01/37	2,977,140
1,000,000	Los Angeles Wasterwater System Rev Ref Ser 05A MBIA	4.75	6/01/35	925,910
400,000	Parish of East Baton Rouge Ser 06A FSA	4.50	2/01/31	375,228
400,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA	5.00	8/01/35	395,324
				7,418,988
	Tax Increment Revenue—0.7%
1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser 07A MBIA	5.00	9/01/34	1,050,621

	Transit Revenue—0.4%
400,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 07A AMBAC	5.00	12/15/32	398,856

$150,000	State of Texas (Transit Commission-Mobility Fund) Ser 06A FGIC	4.50%	4/01/35	$135,651
				534,507
	Water Revenue—10.7%
2,900,000	Anchorage Water Rev Ref Ser 07 MBIA	5.00	5/01/37	2,873,552
400,000	Birmingham Alabama Waterworks & Sewer Board Rev Sub-Ser 07A AMBAC	4.50	1/01/39	365,028
400,000	City of San Antonio Texas Water Rev Ref Ser 07 FGIC	4.50	5/15/37	354,660
3,000,000	Detroit Water Supply System Rev (Second Lien) Ref Ser 06C FSA	5.00	7/01/29	2,969,160
1,500,000	East Bay California Municipal Utility District Water System Rev Ref Ser A MBIA	5.00	6/01/35	1,495,500
500,000	Philadelphia Water & Wastewater Rev Ref Ser 07B AMBAC	4.75	11/01/31	470,330
1,500,000	Pomona California Public Financing Auth Rev Ser 07AY AMBAC	5.00	5/01/47	1,412,115
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	7/01/47	4,019,880
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	455,150
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	9/01/38	488,575
400,000	Truckee Meadows Nevada Water Auth Rev Ser 07 FSA	4.50	7/01/30	380,184
				15,284,134
	Total Investments
	(Cost $141,718,277)(a)—97.4%			138,991,845
	Other assets less liabilities—2.6%			3,741,594
	Net Assets—100.0%			$142,733,439

Abbreviations:
Auth	-Authority
COP	-Certificate of Participation
Ref	-Refunding Bonds
Rev	-Revenue
Ser	-Series

Glossary of Terms:
AGC	-Assured Guaranty Corporation
AMBAC	-American Municipal Bond Assurance Corporation
FGIC	-Financial Guaranty Insurance Company
FHA	-Federal Housing Administration
FSA	-Financial Security Assurance, Inc.
MBIA	-Municipal Bond Investors Assurance
XLCA	-XL Capital Assurance, Inc.

(#)

In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $138,991,845, which represented 97.4% of the Fund’s Net Assets.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $141,718,277. The net unrealized depreciation was $2,726,432 which consisted of aggregate gross unrealized appreciation of $491,933 and aggregate gross unrealized depreciation of $3,218,365.

This table, as of July 31, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Percentage of
Entities	Total Investments
Financial Security Assurance, Inc.	36.9%
MBIA Insurance Corp.	27.6
AMBAC Assurance Corp.	17.1
Assured Guaranty Corp.	7.7

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares Insured New York Municipal Bond Portfolio
July 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds (#)—99.1%
	Ad Valorem Property Tax—7.3%
$300,000	Haverstraw Stony Point Central School District Rev Ser 07 FSA	5.00%	10/15/24	$312,549
700,000	New York NY (Fiscal 2008) Sub-Ser 07C-1 FSA	5.00	10/01/24	723,863
				1,036,412
	College Revenue—7.1%
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	7/01/38	501,140
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser 07 MBIA	5.00	7/01/35	500,330
				1,001,470
	Electric Power Revenue—3.5%
500,000	Long Island Power Auth Electric System Rev Ser 04A AMBAC	5.00	9/01/34	493,525

	Highway Tolls Revenue—11.2%
600,000	New York State Thruway Auth General Rev Ser 07H FGIC	5.00	1/01/37	603,552
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	7/01/39	386,924
600,000	Triborough Bridge & Tunnel Auth Rev Ref Ser 02 MBIA	5.00	11/15/32	602,934
				1,593,410
	Hospital Revenue—11.4%
600,000	New York State Dormitory Auth Rev Mental Health Services Facilities Improvement Ser 05B AMBAC	5.00	2/15/30	603,972
1,000,000	New York State Dormitory Auth Rev Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser 08A FSA	5.00	2/15/38	1,006,260
				1,610,232
	Hotel Occupancy Tax—3.4%
500,000	New York Convention Center Development Corp. Rev (Hotel Unit Fee Secured) Ser 05 AMBAC	5.00	11/15/44	482,925

	Income Tax Revenue—7.0%
600,000	New York City Transitional Finance Auth Building Aid Rev Ser 07S-2 FGIC	4.25	1/15/34	518,094
500,000	New York State Urban Development Corp Rev (State Personal Income Tax) Ser 07C MBIA	4.50	3/15/37	471,580
				989,674
	Lease Revenue—7.0%
350,000	Niagara Falls City School District Ref (High School Facilities) Ser 05 FSA	5.00	6/15/28	356,283
700,000	Rensselaer City School District Ser 06 XLCA	5.00	6/01/36	630,441
				986,724
	Miscellaneous Revenue—7.5%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of Buffalo Project) Ser 07A FSA	5.75	5/01/28	537,600
600,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A MBIA	4.50	2/15/47	521,298
				1,058,898
	Port, Airport & Marina Revenue—3.6%
500,000	Port Auth New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser 07 FSA	5.00	8/15/33	508,350

	Recreational Revenue—11.6%
500,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC	5.00	1/01/46	474,895
600,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 06 FGIC	5.00	3/01/46	569,838
600,000	New York City Trust for Cultural Resources Rev (American Museum of National History) Ser 04A MBIA	5.00	7/01/44	598,974
				1,643,707
	Sales Tax Revenue—7.2%
1,000,000	Sales Tax Asset Receivables Corp. Ser 04A AMBAC	5.00	10/15/32	1,017,510

	Transit Revenue—4.0%
600,000	Metropolitan Transportation Auth Rev Ser A FGIC	4.75	11/15/37	566,466

	Water Revenue—7.3%
$600,000	New York City Municipal Finance Auth Water & Sewer System Rev Ser 07A FSA	4.25%	6/15/39	$533,232
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	7/01/47	502,485
				1,035,717
	Total Municipal Bonds (Cost $14,621,837)			14,025,020

Number
of Shares

	Money Market Fund—2.5%
353,988	Dreyfus New York Municipal Cash Management - Institutional Shares (Cost $353,988)	353,988

	Total Investments (Cost $14,975,825)(a)—101.6%	14,379,008
	Liabilities in excess of other assets—(1.6%)	(227,224)

	Net Assets—100.0%	$14,151,784

Abbreviations:
Auth	-Authority
Ref	-Refunding Bonds
Rev	-Revenue
Ser	-Series

Glossary of Terms:
AGC	-Assured Guaranty Corporation
AMBAC	-American Municipal Bond Assurance Corporation
FGIC	-Financial Guaranty Insurance Company
FSA	-Financial Security Assurance, Inc.
MBIA	-Municipal Bond Investors Assurance
XLCA	-XL Capital Assurance, Inc.

(#)

In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $ 14,025,020, which represented 99.1% of the Fund’s Net Assets.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $141,718,277. The net unrealized depreciation was $596,818 which consisted of aggregate gross unrealized appreciation of $35,120 and aggregate gross unrealized depreciation of $631,938.

This table, as of July 31, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instance where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Percentage of
Entities	Total Investments
Financial Security Insurance Inc.	28.1%
AMBAC Assurance Corp.	21.7
MBIA Insurance Corp.	19.0
Financial Guaranty Insurance Co.	18.7
Assured Guaranty Corp.	7.1

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments

PowerShares Preferred Portfolio

July 31, 2008 (Unaudited)

Number
of Shares		Value

	Preferred Stocks—99.9%
	Banks—32.0%
487,857	BAC Capital Trust IV, 7.00%	$10,952,390
67,160	Barclays Bank PLC, 8.13% (United Kingdom)	1,605,124
16,012	BNY Capital V, 5.95%, Series F	332,249
6,122	Citizens Funding Trust I, 7.50%	74,076
75,223	Fifth Third Capital Trust VI, 7.25%	1,263,746
108,962	HSBC Holdings PLC, 8.13% (United Kingdom)	2,797,055
82,021	KeyCorp Capital IX, 6.75%	1,198,327
102,858	National City Capital Trust II, 6.63%	1,285,725
16,104	PNC Capital Trust D, 6.13%	345,270
5,366	Popular North America Capital Trust I, 6.70%	121,272
487,925	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	8,319,121
23,878	Santander Finance S.A. Unipersonal, 6.41%, Series 1 (Spain)	464,905
1,491	Susquehanna Capital Group, 9.38%, Series I	37,275
157,460	USB Capital XI, 6.60%	3,511,358
223,824	Wachovia Capital Trust IV, 6.38%	4,019,879
180,907	Wells Fargo Capital Trust IV, 7.00%	4,428,603
		40,756,375
	Chemicals—0.2%
3,126	EI Du Pont de Nemours & Co., 4.50%, Series B	250,275

	Diversified Financial Services—28.1%
171,211	ABN AMRO Capital Funding Trust VII, 6.08%, Series G	2,970,511
38,258	Bear Stearns Capital Trust III, 7.80%	905,949
19,699	Capital One Capital II, 7.50%	358,522
30,739	CIT Group, Inc., 6.35%, Series A	401,144
556,186	Citigroup Capital XVI, 6.45%, Series W	10,400,679
193,554	Deutsche Bank Capital Funding Trust IX, 6.63%	4,113,023
17,576	Deutsche Bank Contingent Capital Trust V, 8.05%	435,006
93,009	General Electric Capital Corp., 6.10%	2,301,043
37,327	Goldman Sachs Group, Inc., 6.20%, Series B	816,341
176,329	JP Morgan Chase Capital X, 7.00%	4,355,326
91,203	Lehman Brothers Holdings, 7.95%, Series J (@)	1,439,183
177,669	Merrill Lynch & Co., Inc., 8.63%, Series MER	3,651,098
140,202	Morgan Stanley Capital Trust VII, 6.60%	2,766,185
12,309	National Rural Utilities Cooperative Finance Corp., 5.95%	279,291
5,757	Respol International Capital Ltd., 7.45%, Series A	142,255
27,339	SLM Corp., 6.00%	453,281
		35,788,837
	Electric—5.7%
155,877	Alabama Power Co., 5.88%, Series 07-B	3,765,989
13,855	BGE Capital Trust II, 6.20%	294,419
2,977	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	253,759
105,010	FPL Group Capital, Inc., 6.60%, Series A	2,623,150
4,928	Interstate Power & Light Co., 8.38%, Series B	134,442

8,796	Pacific Gas & Electric Co., 6.00%, Series A	$219,724
		7,291,483
	Insurance—11.6%
48,125	Aegon N.V., 6.38% (Netherlands)	819,569
67,729	American International Group, Inc., 7.70%	1,563,184
9,984	Arch Capital Group Ltd., 8.00%, Series A	229,632
14,869	Berkley W.R. Capital Trust II, 6.75%	309,275
8,027	Delphi Financial Group, Inc., 7.38%	144,165
9,711	Endurance Specialty Holdings Ltd., 7.75%, Series A	199,076
17,248	Everest Re Capital Trust II, 6.20%, Series B	314,086
353,358	ING Groep NV, 7.20% (Netherlands)	7,561,860
3,517	Lincoln National Capital VI, 6.75%, Series F	80,539
799	Markel Corp., 7.50%	19,376
69,261	MetLife, Inc., 6.50%, Series B	1,429,547
16,461	PartnerRe Ltd., 6.75%, Series C	334,817
2,638	Phoenix Cos., Inc., 7.45%	47,458
1,483	Primus Guaranty Ltd., 7.00%	14,430
42,264	Prudential PLC, 6.50% (United Kingdom)	843,167
33,460	RenaissanceRe Holdings Ltd., 6.60%, Series D	635,740
4,573	Selective Insurance Group, 7.50%	89,174
2,890	Torchmark Capital Trust III, 7.1%	65,459
		14,700,554
	Investment Companies—0.1%
12,286	Allied Capital Corp., 6.88%	172,250

	Media—3.4%
36,230	CBS Corp., 6.75%	731,846
121,510	Comcast Corp., 7.00%, Series B	2,833,613
33,753	Viacom, Inc., 6.85%	732,440
		4,297,899
	REIT—7.8%
15,512	BRE Properties, Inc., 6.75%, Series C	301,088
15,101	Developers Diversified Realty Corp., 7.38%, Series H	302,020
40,310	Duke Realty Corp., 6.60%, Series L	739,285
17,245	Equity Residential Properties, 6.48%, Series N	362,145
8,735	First Industrial Realty Trust, Inc., 7.25%, Series J	168,323
7,837	HCP, Inc., 7.10%, Series F	159,483
7,620	Health Care REIT, Inc., 7.63%, Series F	171,069
25,639	Kimco Realty Corp., 7.75%, Series G	594,568
4,875	NB Capital Corp., 8.35%, Series DEP	127,481
3,752	Prologis Trust, 6.75%, Series F	78,792
31,013	PS Business Parks, Inc., 7.00%, Series H	595,450
204,545	Public Storage, 7.25%, Series I	4,499,991
21,252	Realty Income Corp., 6.75%, Series E	451,392
8,625	UDR, Inc., 6.75%, Series G	168,015
43,779	Vornado Realty Trust, 6.63%, Series I	877,769
13,858	Weingarten Realty Investors, 6.50%, Series F	271,617
		9,868,488
	Sovereign—9.8%
406,444	Fannie Mae, 8.25%	6,824,195
462,965	Freddie Mac, 5.57%, Series V	5,671,321
		12,495,516

	Telecommunications—1.2%
53,692	AT&T, Inc., 6.38%	$1,340,153
6,543	Telephone & Data Systems, Inc., 6.63%	119,671
		1,459,824
	Total Preferred Stocks (Cost $143,334,440)	127,081,501

	Money Market Fund—0.2%
234,919	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $234,919)	234,919

	Total Investments (Cost $143,569,359)(a)—100.1%	127,316,420
	Liabilities in excess of other assets—(0.1%)	(72,526)

	Net Assets—100.0%	$127,243,894

REIT Real Estate Investment Trust

(@)	On September 15, 2008, subsequent to the period end, the issuer declared bankruptcy.

(a)

At July 31, 2008, the aggregate cost of investments for Federal income tax purposes was $143,569,359. The net unrealized depreciation was $16,252,939 which consisted of aggregate gross unrealized appreciation of $40,214 and aggregate gross unrealized depreciation of $16,293,153.

	The Fund has holdings greater than 10% of net assets in the following country:
	United Kingdom	10.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Schedule of Investments
PowerShares VRDO Tax-Free Weekly Portfolio
July 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate (!)	Date	Value

	Municipal Bonds (#)—97.1%
	Ad Valorem Property Tax—8.4%
$500,000	Chicago Illinois Board of Education Ser 00B FSA	2.50%	03/01/32	$500,000
100,000	Guilford County North Carolina Ser 05B	2.20	03/01/25	100,000
4,100,000	New York - City of New York Ser 95F-4	2.13	02/15/20	4,100,000
1,500,000	New York - City of New York Ser 95F-5	2.08	02/15/16	1,500,000
100,000	New York - City of New York Sub-Ser 02C-2	2.08	08/01/20	100,000
500,000	New York - City of New York Sub-Ser 96J-3	2.08	02/15/16	500,000
2,000,000	Shelby County Tennessee Ser 06C	2.25	12/01/31	2,000,000
				8,800,000
	College Revenue—6.6%
500,000	District of Columbia Rev (The American University) Ser 85 AMBAC	10.00	10/01/15	500,000
3,400,000	Massachusetts State Health & Educational Facilities Auth Rev (Harvard University) Ser 00Y	2.05	07/01/35	3,400,000
500,000	Payne County Economic Development Auth Student Housing Rev (OSUF Phase III Project) Ser 02 AMBAC	9.00	07/01/32	500,000
2,500,000	University Medicine & Dentistry New Jersey Ser 02B AMBAC	7.00	12/01/32	2,500,000
				6,900,000
	General Fund—2.9%
500,000	North Carolina State Public Improvements Ser 02D	2.18	05/01/21	500,000
2,000,000	North Carolina State Ser 02D	2.10	06/01/19	2,000,000
500,000	North Carolina State Public Improvements Ser 02E	1.95	05/01/21	500,000
				3,000,000
	Highway Tolls Revenue—13.7%
2,200,000	Bay Area Toll Auth California Toll Bridge Rev Ser 06B-1 AMBAC	7.00	04/01/45	2,200,000
2,000,000	Kansas State Department Transportation Highway Rev Ser 02C-1	1.55	09/01/19	2,000,000
4,000,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-1 FSA	2.75	01/01/24	4,000,000
100,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-3 FSA	2.75	01/01/24	100,000
3,100,000	Triborough Bridge & Tunnel Auth New York Rev Ser 01B AMBAC	6.25	01/01/32	3,100,000
3,015,000	Triborough Bridge & Tunnel Auth New York Rev Ser 05A	2.15	11/01/35	3,015,000
				14,415,000
	Hospital Revenue—21.0%
500,000	Arizona Health Facilities Auth Rev (Banner Health) Ser 05A MBIA	9.50	01/01/29	500,000
1,400,000	Colorado Health Facilities Auth Rev (Catholic Health Initiatives) Ser 00B	1.47	12/01/20	1,400,000
1,500,000	Colorado Health Facility Auth Rev (Banner Health) Ser 05A MBIA	2.40	03/01/23	1,500,000

$500,000	Dauphin County Pennsylvania General Auth Health System Rev (Pinncale Health System Project) Ser 05 FSA	2.80%	08/15/27	$500,000
500,000	Franklin County Ohio Rev (Trinity Health Credit) Ser 00F FSA	2.40	12/01/30	500,000
1,500,000	Gainesville & Hall County Hospital Auth Rev (Northeast Georgia Health Project) Ser 07A MBIA	9.50	05/01/41	1,500,000
3,500,000	Hall County Gainesville Georgia Hospital Auth Rev (NorthEast Georgia Health System) Ser 05B MBIA	9.50	05/15/29	3,500,000
2,000,000	Indiana Health & Educational Facilities Finance Auth Rev (Parkview Health System, Inc.) Ser 05B AMBAC	6.50	11/01/28	2,000,000
500,000	Indiana Health & Educational Facilities Financing Auth Rev (Parkview Health System) Ser 05A AMBAC	6.50	11/01/33	500,000
500,000	New Mexico State Hospital Equipment Loan Council Hospital Rev (Presbyterian Healthcare) Ser 05B FSA	2.35	08/01/30	500,000
2,500,000	North Carolina Med Care Community Hospital Rev Flt	2.40	10/01/23	2,500,000
3,100,000	Port City Medical Clinic Broad Mobile Alabama Rev (Infirmary Health Systems) Ser 98 AMBAC	6.50	02/01/25	3,100,000
4,100,000	South Central Pennsylvania General Auth Rev (Ref Wellspan Hospital) Ser 05B AMBAC	6.50	05/15/31	4,100,000
				22,100,000
	Industrial Revenue—3.4%
3,600,000	Ohio State Air Quality Development Auth Rev (Ohio Edison Company) Ser 89A	2.15	02/01/14	3,600,000
	Local Housing Revenue—2.7%
2,800,000	New Hampshire State Housing Financing Auth Multifamily Rev (Ref EQR Board Partnership Project) Ser 96 Fannie Mae	2.40	09/15/26	2,800,000

	Miscellaneous Revenue—7.6%
500,000	Baltimore Maryland Industrial Development Auth (Baltimore Capital Acquisition) Ser 86	2.25	08/01/16	500,000
100,000	Capital Projects Financing Auth Florida Rev (Capital Projects Loan Program) Ser 97A FSA	2.49	08/01/17	100,000
100,000	Clarksville Tennessee Public Building Auth Rev (Pooled Funding Tennessee Municipal Bond Fund) Ser 95	2.20	10/01/25	100,000
1,500,000	Delaware Valley Regional Financial Auth Local Government Rev Ser 86-1	2.10	08/01/16	1,500,000
100,000	Gulf Breeze Florida Rev (Local Government Loan Program) Ser 85C FGIC	5.00	12/01/15	100,000
2,200,000	Montgomery County Tennessee Public Building Auth Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser 95	2.20	03/01/25	2,200,000
3,500,000	New York State Local Government Assistance Corp. Ser 03-3V FGIC	3.00	04/01/24	3,500,000
				8,000,000
	Natural Gas Revenue—0.9%
500,000	American Public Energy Agency Nebraska Gas Supply Rev Ser 05A	2.15	12/01/15	500,000
500,000	Florida Gas Utilities Rev (Gas Supply Project) Ser 06-2-A-3	2.05	11/01/26	500,000
				1,000,000

	Port, Airport & Marina Revenue—1.4%
$500,000	Atlanta Georgia Airport Rev Ref General Ser 03B-2 MBIA	9.00%	01/01/30	$500,000
1,000,000	Charlotte North Carolina Airport Rev (Charlotte/Douglas International Airport) Ser 99D MBIA	9.50	07/01/29	1,000,000
				1,500,000
	Recreational Revenue—2.4%
2,500,000	Appleton Wisconsin Redevelopment Auth Redevelopment Rev (Fox Cities Performing Art Center) Ser 01B	2.30	06/01/36	2,500,000

	Sales Tax Revenue—9.2%
2,100,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ser 00B	2.15	07/01/25	2,100,000
2,400,000	New York State Local Assistance Corp. Ser 94B	2.40	04/01/23	2,400,000
485,000	Regional Transportation Auth Illinois Ref Ser 05B	2.23	06/01/25	485,000
4,700,000	Santa Clara Valley California Transportation Auth Sales Tax Rev Ser 08B	2.00	04/01/36	4,700,000
				9,685,000
	Special Tax—0.5%
500,000	Connecticut State Special Tax Obligation Rev (Transportation Infrastructure) Ref Ser 03-1 AMBAC	9.00	02/01/22	500,000

	Transit Revenue—1.8%
500,000	Bi-State Development Agency Metropolitan District Rev (Metrolink Project) Ser 05A	2.20	10/01/35	500,000
1,400,000	California Transit Finance Auth Ser 97 FSA	2.45	10/01/27	1,400,000
				1,900,000
	Water Revenue—14.6%
1,500,000	Atlanta Georgia Water & Wastewater Rev Ser 02B FSA	3.40	11/01/38	1,500,000
3,400,000	California State Department Water Resource Power Supply Rev Sub-Ser 05G-11 FSA	3.40	05/01/18	3,400,000
3,800,000	Chicago Waterworks Rev (Second Lien) Ser 99	2.10	11/01/30	3,800,000
1,100,000	Gwinnett County Water & Sewage Auth Rev Ser 04B County Guaranteed	2.40	08/01/25	1,100,000
2,000,000	Metropolitan Water District Southern California Rev Ser 00B-2	2.40	07/01/35	2,000,000
2,500,000	Metropolitan Water District Southern California Waterworks Rev Ser 03C-2	1.90	07/01/30	2,500,000
100,000	Miami - Dade County Florida Water & Sewer Rev Ref Ser 05 FSA	2.90	10/01/25	100,000
1,000,000	Philadelphia Water & Wastewater Rev Ser 97B AMBAC	6.50	08/01/27	1,000,000
				15,400,000
	Total Municipal Bonds (Cost $102,100,000)			102,100,000

Number
of Shares

Money Market Fund—0.6%
582,710	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $582,710)	582,710

Total Investments (Cost $102,682,710)(a)—97.7%	$102,682,710
Other assets less liabilities—2.3%	2,412,429

Net Assets—100.0%	$105,095,139

Abbreviations:
Auth	-Authority
Ref	-Refunding Bonds
Rev	-Revenue
Ser	-Series

Glossary of Terms:
AMBAC	-American Municipal Bond Assurance Corporation
FGIC	-Financial Guaranty Insurance Company
FSA	-Financial Security Assurance, Inc.
MBIA	-Municipal Bond Investors Assurance
XLCA	-XL Capital Assurance, Inc.

(#) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2008 was $102,100,000, which represented 97.1% of the Fund’s Net Assets.

(!) Variable rate coupon. Stated interest rate was in effect at July 31, 2008.

(a) Federal income tax basis is the same as for financial reporting purposes.

This table, as of July 31, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Percentage of
Entities	Total Investments
AMBAC Assurance Corp.	19.5%
Financial Security Assurance, Inc.	8.3
MBIA Insurance Corp.	8.3

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Item 2.  Controls and Procedures.

(a)   The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)   There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 23, 2008

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Chief Financial Officer

Date:	September 23, 2008